UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21475

                                                 RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                                      Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Tara Tilbury

50 South Sixth Street, Suite 2350

                                         Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-376-7132

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

December 31, 2018 (Unaudited)

Shares		Value

Common Stocks — 98.38%
Consumer Discretionary — 13.51%
11,330	Bright Horizons Family Solutions, Inc.*	$1,262,728
26,490	Core-Mark Holding Co., Inc.	615,893
14,470	Dorman Products, Inc.*	1,302,589
25,770	Gentherm, Inc.*	1,030,285
32,990	G-III Apparel Group Ltd.*	920,091
9,710	LCI Industries	648,628
27,490	LKQ Corp.*	652,338
4,560	MercadoLibre, Inc.*	1,335,396
14,940	Monro, Inc.	1,027,125
19,110	Tractor Supply Co.	1,594,538

		10,389,611

Consumer Staples — 3.15%
9,350	Casey’s General Stores, Inc.	1,198,109
18,620	Church & Dwight Co., Inc.	1,224,451

		2,422,560

Energy — 0.47%
23,110	Matador Resources Co.*	358,898

Financials — 9.88%
6,040	Affiliated Managers Group, Inc.	588,538
17,420	Eagle Bancorp, Inc.*	848,528
16,940	FirstCash, Inc.	1,225,609
20,380	Kinsale Capital Group, Inc.	1,132,313
24,940	PRA Group, Inc.*	607,788
19,620	Raymond James Financial, Inc.	1,459,924
14,070	RLI Corp.	970,689
7,440	Signature Bank	764,906

		7,598,295

Health Care — 19.97%
7,870	Bio-Techne Corp.	1,138,946
15,300	Cantel Medical Corp.	1,139,085
11,640	Charles River Laboratories International, Inc.*	1,317,415
18,620	HealthEquity, Inc.*	1,110,683
17,920	Integer Holdings Corp.*	1,366,579
20,800	Integra LifeSciences Holdings Corp.*	938,080
16,240	Medidata Solutions, Inc.*	1,094,901
17,380	NuVasive, Inc.*	861,353
36,330	PetIQ, Inc.*	852,665
17,480	Prestige Brands Holdings, Inc.*	539,782
11,130	STERIS Plc	1,189,241
8,770	Varian Medical Systems, Inc.*	993,729

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

7,830	Waters Corp.*	$1,477,129
13,690	West Pharmaceutical Services, Inc.	1,342,031

		15,361,619

Industrials — 17.57%
7,390	Acuity Brands, Inc.	849,481
15,310	Applied Industrial Technologies, Inc.	825,821
17,180	Clean Harbors, Inc.*	847,833
24,330	Copart, Inc.*	1,162,487
10,110	Landstar System, Inc.	967,224
6,140	Middleby Corp. (The)*	630,762
11,430	MSC Industrial Direct Co., Inc., Class A	879,196
18,790	Multi-Color Corp.	659,341
25,250	Sun Hydraulics Corp.	838,048
7,720	Teledyne Technologies, Inc.*	1,598,580
36,450	TriMas Corp.*	994,720
7,170	WABCO Holdings, Inc.*	769,628
13,460	Wabtec Corp.	945,565
20,810	Woodward, Inc.	1,545,975

		13,514,661

Information Technology — 26.94%
28,150	Altair Engineering, Inc., Class A*	776,377
7,930	ANSYS, Inc.*	1,133,514
19,000	Bottomline Technologies (DE), Inc.*	912,000
22,190	Envestnet, Inc.*	1,091,526
14,230	ePlus, Inc.*	1,012,749
5,550	F5 Networks, Inc.*	899,267
18,700	Globant SA*	1,053,184
10,840	Guidewire Software, Inc.*	869,693
22,590	Inphi Corp.*	726,269
11,200	Jack Henry & Associates, Inc.	1,417,024
18,240	Manhattan Associates, Inc.*	772,829
23,170	Mimecast Ltd.*	779,207
17,580	Novanta, Inc.*	1,107,540
16,110	RealPage, Inc.*	776,341
11,380	SPS Commerce, Inc.*	937,484
19,730	Synopsys, Inc.*	1,662,055
4,960	Tyler Technologies, Inc.*	921,667
4,720	Ultimate Software Group, Inc. (The)*	1,155,786
9,980	WEX, Inc.*	1,397,799
8,250	Zebra Technologies Corp., Class A*	1,313,648

		20,715,959

Materials — 5.23%
12,940	AptarGroup, Inc.	1,217,266
13,310	Balchem Corp.	1,042,839

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

20,460	HB Fuller Co.	$873,028
12,530	Reliance Steel & Aluminum Co.	891,760

		4,024,893

Real Estate — 1.66%
8,210	CoreSite Realty Corp., REIT	716,158
22,140	Healthcare Trust of America, Inc., REIT, Class A	560,364

		1,276,522

Total Common Stocks		75,663,018

(Cost $65,636,144)

Investment Company — 1.64%
1,259,576	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,259,576

Total Investment Company		1,259,576

(Cost $1,259,576)

Total Investments		$76,922,594
(Cost $66,895,720) — 100.02%

Liabilities in excess of other assets — (0.02)%		(11,890)

NET ASSETS — 100.00%		$76,910,704

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

December 31, 2018 (Unaudited)

Shares		Value

Common Stocks — 99.55%
Communication Services — 4.55%
128,781	Glu Mobile, Inc.*	$1,039,263
111,630	Gray Television, Inc.*	1,645,426
77,350	Salem Media Group, Inc.	161,661

		2,846,350

Consumer Discretionary — 14.12%
83,457	Delta Apparel, Inc.*	1,437,964
215,700	Destination XL Group, Inc.*	468,069
22,590	Grand Canyon Education, Inc.*	2,171,803
33,850	Lakeland Industries, Inc.*	353,394
44,984	Malibu Boats, Inc., Class A*	1,565,443
21,110	Superior Group of Cos, Inc.	372,592
38,690	Tandy Leather Factory, Inc.*	219,759
33,340	Universal Electronics, Inc.*	842,835
142,545	ZAGG, Inc.*	1,394,090

		8,825,949

Consumer Staples — 2.44%
19,400	John B Sanfilippo & Son, Inc.	1,079,804
37,330	Landec Corp.*	441,987

		1,521,791

Energy — 2.73%
138,200	Callon Petroleum Co.*	896,918
159,606	Ring Energy, Inc.*	810,798

		1,707,716

Financials — 19.65%
5,600	AMERISAFE, Inc.	317,464
209,030	Compass Diversified Holdings LP	2,602,424
43,550	First Bancorp/Southern Pines, NC	1,422,343
38,280	German American Bancorp, Inc.	1,063,036
52,593	Heritage Financial Corp.	1,563,064
27,036	Mercantile Bank Corp.	764,037
45,724	Northrim BanCorp, Inc.	1,502,948
52,958	Pacific Premier Bancorp, Inc.*	1,351,488
32,180	Preferred Bank/Los Angeles, CA	1,395,003
13,880	State Bank Financial Corp.	299,669

		12,281,476

Health Care — 2.24%
21,400	Surmodics, Inc.*	1,011,364
3,790	US Physical Therapy, Inc.	387,907

		1,399,271

Industrials — 28.78%
171,250	ACCO Brands Corp.	1,161,075
22,170	Air Transport Services Group, Inc.*	505,698

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

5,950	AZZ, Inc.	$240,142
7,340	Barrett Business Services, Inc.	420,215
19,384	Blue Bird Corp.*	352,595
94,910	Broadwind Energy, Inc.*	123,383
29,948	Casella Waste Systems, Inc., Class A*	853,219
32,670	CBIZ, Inc.*	643,599
99,515	Columbus McKinnon Corp.	2,999,382
54,800	Ducommun, Inc.*	1,990,336
13,890	Ennis, Inc.	267,382
20,520	Graham Corp.	468,677
36,157	Greenbrier Cos., Inc. (The)	1,429,648
27,430	Insteel Industries, Inc.	666,000
19,237	Lydall, Inc.*	390,703
23,533	Marten Transport Ltd.	380,999
61,270	NN, Inc.	411,122
16,383	NV5 Global, Inc.*	991,991
67,174	Patrick Industries, Inc.*	1,989,022
35,570	PGT Innovations, Inc.*	563,784
43,940	Radiant Logistics, Inc.*	186,745
27,219	Willdan Group, Inc.*	952,121

		17,987,838

Information Technology — 13.28%
93,720	AXT, Inc.*	407,682
101,300	Mitek Systems, Inc.*	1,095,053
30,820	Model N, Inc.*	407,749
43,453	Novanta, Inc.*	2,737,539
26,630	PC Connection, Inc.	791,710
84,046	Sapiens International Corp. NV	927,027
23,716	TESSCO Technologies, Inc.	284,592
6,720	Tyler Technologies, Inc.*	1,248,710
13,255	Vishay Precision Group, Inc.*	400,699

		8,300,761

Materials — 6.99%
21,549	FutureFuel Corp.	341,767
35,217	Koppers Holdings, Inc.*	600,098
186,920	OMNOVA Solutions, Inc.*	1,370,124
10,000	UFP Technologies, Inc.*	300,400
100,788	Universal Stainless & Alloy Products, Inc.*	1,633,773
3,406	US Concrete, Inc.*	120,164

		4,366,326

Real Estate — 2.94%
40,080	Community Healthcare Trust, Inc., REIT	1,155,506
57,700	UMH Properties, Inc., REIT	683,168

		1,838,674

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

Utilities — 1.83%
22,540	Unitil Corp.	$1,141,426

Total Common Stocks		62,217,578

(Cost $41,639,243)

Exchange Traded Funds — 0.11%
1,470	SPDR S&P Regional Banking	68,781

Total Exchange Traded Funds		68,781

(Cost $29,206)

Rights/Warrants — 0.00%
12,460	Imperial Holdings, Inc. Warrants, Expire 10/6/19*,(a),(b)	0

Total Rights/Warrants		0

(Cost $0)

Investment Company — 0.68%
424,485	U.S. Government Money Market Fund, RBC Institutional Class 1(c)	424,485

Total Investment Company		424,485

(Cost $424,485)

Total Investments		$62,710,844
(Cost $42,092,934) — 100.34%

Liabilities in excess of other assets — (0.34)%		(211,887)

NET ASSETS — 100.00%		$62,498,957

*	Non-income producing security.

(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(b)

This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total investment in restricted and illiquid securities representing $0 or .0% of net assets was as follows:

(c)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

December 31, 2018 (Unaudited)

Shares		Value

Common Stocks — 102.02%
Communication Services — 6.43%
203,530	Glu Mobile, Inc.*	$1,642,487
219,168	Gray Television, Inc.*	3,230,536
44,140	Nexstar Media Group, Inc., Class A	3,471,170
161,000	Vonage Holdings Corp.*	1,405,530

		9,749,723

Consumer Discretionary — 18.62%
9,350	Carriage Services, Inc.	144,925
10,990	Cavco Industries, Inc.*	1,432,876
9,130	Dave & Buster’s Entertainment, Inc.	406,833
451,589	Destination XL Group, Inc.*	979,948
12,304	Fox Factory Holding Corp.*	724,336
41,780	G-III Apparel Group Ltd.*	1,165,244
62,599	Grand Canyon Education, Inc.*	6,018,268
16,860	Helen of Troy Ltd.*	2,211,695
32,640	LCI Industries	2,180,352
82,027	Malibu Boats, Inc., Class A*	2,854,540
47,758	Steven Madden Ltd.	1,445,157
132,595	Stoneridge, Inc.*	3,268,467
43,470	Tilly’s, Inc., Class A	472,084
68,421	Universal Electronics, Inc.*	1,729,683
324,614	ZAGG, Inc.*	3,174,725

		28,209,133

Consumer Staples — 1.29%
22,690	Andersons, Inc. (The)	678,204
60,230	Hostess Brands, Inc.*	658,916
52,422	Landec Corp.*	620,677

		1,957,797

Energy — 3.12%
263,690	Callon Petroleum Co.*	1,711,348
127,670	Magnolia Oil & Gas Corp.*	1,431,181
311,252	Ring Energy, Inc.*	1,581,160

		4,723,689

Financials — 16.72%
71,071	AMERISAFE, Inc.	4,029,015
19,690	BancFirst Corp.	982,531
69,230	Chemical Financial Corp.	2,534,510
523,635	Compass Diversified Holdings LP	6,519,256
12,689	James River Group Holdings Ltd.	463,656
74,080	LegacyTexas Financial Group, Inc.	2,377,227
86,223	Pacific Premier Bancorp, Inc.*	2,200,411
36,640	Texas Capital Bancshares, Inc.*	1,871,938

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

94,607	United Community Banks, Inc.	$2,030,266
34,950	Wintrust Financial Corp.	2,323,825

		25,332,635

Health Care — 9.38%
87,395	Emergent BioSolutions, Inc.*	5,180,775
74,656	Globus Medical, Inc., Class A*	3,231,112
24,730	Masimo Corp.*	2,655,260
32,070	West Pharmaceutical Services, Inc.	3,143,822

		14,210,969

Industrials — 29.88%
590,049	ACCO Brands Corp.	4,000,532
54,250	Arcosa, Inc.*	1,502,183
128,961	Astronics Corp.*	3,926,862
21,012	Astronics Corp., Class B*	638,975
10,826	AZZ, Inc.	436,937
253,726	Columbus McKinnon Corp.	7,647,302
136,851	Ducommun, Inc.*	4,970,428
7,520	Dycom Industries, Inc.*	406,381
32,100	EnerSys	2,491,281
125,732	Greenbrier Cos., Inc. (The)	4,971,443
107,558	Insteel Industries, Inc.	2,611,508
83,700	Kennametal, Inc.	2,785,536
27,396	Lydall, Inc.*	556,413
154,109	NN, Inc.	1,034,071
1,310	Old Dominion Freight Line, Inc.	161,772
174,311	Patrick Industries, Inc.*	5,161,349
65,750	PGT Innovations, Inc.*	1,042,138
15,980	Spirit Airlines, Inc.*	925,562

		45,270,673

Information Technology — 9.93%
20,330	Ambarella, Inc.*	711,143
5,640	Coherent, Inc.*	596,204
84,350	Cohu, Inc.	1,355,505
24,190	GTT Communications, Inc.*	572,335
43,500	InterDigital, Inc.	2,889,705
52,398	MKS Instruments, Inc.	3,385,435
77,280	Model N, Inc.*	1,022,415
110,564	Synchronoss Technologies, Inc.*	678,863
64,217	TESSCO Technologies, Inc.	770,604
16,466	Tyler Technologies, Inc.*	3,059,712

		15,041,921

Materials — 5.43%
68,680	Ferro Corp.*	1,076,903
58,085	FutureFuel Corp.	921,228
67,059	Koppers Holdings, Inc.*	1,142,685

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

380,946	OMNOVA Solutions, Inc.*	$2,792,334
141,670	Universal Stainless & Alloy Products, Inc.*	2,296,471

		8,229,621

Real Estate — 0.22%
20,600	Physicians Realty Trust, REIT	330,218

Utilities — 1.00%
10,230	Southwest Gas Holdings, Inc.	782,595
9,890	Spire, Inc.	732,651

		1,515,246

Total Common Stocks		154,571,625

(Cost $123,465,844)

Exchange Traded Funds — 0.03%
410	iShares Russell 2000 Index Fund	54,899

Total Exchange Traded Funds		54,899

(Cost $34,412)

Investment Company — 0.21%
311,578	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	311,578

Total Investment Company		311,578

(Cost $311,578)

Total Investments		$154,938,102
(Cost $123,811,834) — 102.26%

Liabilities in excess of other assets — (2.26)%		(3,423,876)

NET ASSETS — 100.00%		$151,514,226

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

December 31, 2018 (Unaudited)

Shares		Value

Common Stocks — 99.23%
Communication Services — 3.22%
6,200	AH Belo Corp., Class A	$20,894
11,800	AMC Entertainment Holdings, Inc., Class A	144,904
44,050	DHI Group, Inc.*	66,956
53,000	Entercom Communications Corp., Class A	302,630
23,600	Entravision Communications Corp., Class A	68,676
35,000	Eros International Plc*	290,150
24,243	EW Scripps Co. (The), Class A	381,342
7,900	IDT Corp., Class B	48,901
25,800	Marcus Corp. (The)	1,019,100
119,400	Point.360*	3,224
14,200	Saga Communications, Inc., Class A	471,866
39,150	Salem Media Group, Inc.	81,824
25,800	Spok Holdings, Inc.	342,108
39,700	Townsquare Media, Inc., Class A	161,976

		3,404,551

Consumer Discretionary — 18.26%
600	Ambow Education Holding Ltd., ADR*	3,258
9,000	America’s Car-Mart, Inc.*	652,050
21,300	Anemostat Door Products*,(a),(b),(c)	0
21,300	Anemostat, Inc.*,(a),(b),(c)	0
21,200	Barnes & Noble, Inc.	150,308
34,100	BBX Capital Corp.	195,393
32,100	Beazer Homes USA, Inc.*	304,308
3	Biglari Holdings, Inc., Class B*	341
21,200	Boot Barn Holdings, Inc.*	361,036
6,527	Bowl America, Inc., Class A	99,537
40,000	Bridgepoint Education, Inc.*	280,400
59,330	Build-A-Bear Workshop, Inc.*	234,353
6,700	Caleres, Inc.	186,461
37,000	Carriage Services, Inc.	573,500
11,500	Cato Corp. (The), Class A	164,105
28,003	Century Communities, Inc.*	483,332
90,400	Container Store Group, Inc. (The)*	431,208
4,300	Core-Mark Holding Co., Inc.	99,975
28,300	CSS Industries, Inc.	253,851
18,730	Culp, Inc.	353,997
30,200	Delta Apparel, Inc.*	520,346
162	DropCar, Inc.*	34
10,900	Ethan Allen Interiors, Inc.	191,731
17,900	Express, Inc.*	91,469
14,800	Flexsteel Industries, Inc.	326,784
5,300	Genesco, Inc.*	234,790
28,630	Haverty Furniture Cos., Inc.	537,671
10,400	hhgregg, Inc.*	39
18,700	Hooker Furniture Corp.	492,558
33,200	J Alexander’s Holdings, Inc.*	273,236

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

39,300	J. Jill, Inc.*	$209,469
11,820	Johnson Outdoors, Inc., Class A	694,307
39,700	K12, Inc.*	984,163
23,500	Kid Brands, Inc.*	7
45,700	Lakeland Industries, Inc.*	477,108
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
7,900	La-Z-Boy, Inc.	218,909
13,200	Lifetime Brands, Inc.	132,396
19,200	M/I Homes, Inc.*	403,584
31,270	MarineMax, Inc.*	572,554
7,500	McRae Industries, Inc., Class A	176,250
2,285	Mecklermedia Corp.*,(b),(c)	0
21,300	Mestek, Inc.*	613,440
9,600	Modine Manufacturing Co.*	103,776
18,500	Movado Group, Inc.	584,970
16,500	Nautilus, Inc.*	179,850
42,100	New Home Co., Inc. (The)*	220,183
10,300	Nobility Homes, Inc.	200,850
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
51,900	Red Lion Hotels Corp.*	425,580
29,300	Rocky Brands, Inc.	761,800
35,000	Shiloh Industries, Inc.*	204,050
13,300	Sonic Automotive, Inc., Class A	183,008
14,300	Standard Motor Products, Inc.	692,549
4,000	Stoneridge, Inc.*	98,600
14,600	Strattec Security Corp.	420,480
40,939	Superior Group of Cos, Inc.	722,573
32,500	Superior Industries International, Inc.	156,325
49,300	Tilly’s, Inc., Class A	535,398
13,100	Tower International, Inc.	311,780
31,800	Trans World Entertainment Corp.*	20,034
40,300	TravelCenters of America LLC*	151,528
27,200	Unifi, Inc.*	621,248
30,000	Universal Travel Group*,(a),(b),(c)	0
23,100	VOXX International Corp.*	91,476
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
11,000	Weyco Group, Inc.	320,870
30,800	William Lyon Homes, Class A*	329,252

		19,314,438

Consumer Staples — 3.19%
7,350	Andersons, Inc. (The)	219,692
17,515	Central Garden and Pet Co.*	603,392
16,500	elf Beauty, Inc.*	142,890
36	Hawaiian Macadamia Nut Orchards LP*	144,000
21,300	Ingles Markets, Inc., Class A	579,786
34,400	Natural Grocers By Vitamin Cottage, Inc.*	527,352
18,300	Oil-Dri Corp. of America	484,950
12,990	Pyxus International, Inc.*	154,061

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

18,000	Smart & Final Stores, Inc.*	$85,320
25,140	SpartanNash Co.	431,905

		3,373,348

Energy — 3.09%
45,500	Aegean Marine Petroleum Network, Inc.	1,274
13,900	Ardmore Shipping Corp.*	64,913
16	Basic Energy Services, Inc.*	61
12,540	Callon Petroleum Co.*	81,385
8,200	Dorian LPG Ltd.*	47,806
6,600	Era Group, Inc.*	57,684
7,500	Global Partners LP	122,250
2,950	Harvest Natural Resources, Inc.*,(a),(b),(c)	0
8,200	Hornbeck Offshore Services, Inc.*	11,808
9,900	Midstates Petroleum Co., Inc.*	74,349
2,300	NACCO Industries, Inc., Class A	77,970
25,608	Natural Gas Services Group, Inc.*	420,995
13,100	Newpark Resources, Inc.*	89,997
63,600	North American Construction Group Ltd.	566,040
14,900	Panhandle Oil and Gas, Inc., Class A	230,950
7,600	PHI, Inc.*	17,100
11,900	PHI, Inc., Non voting*	22,015
16,050	REX American Resources Corp.*	1,093,165
1,230	Sanchez Production Partners L.P.	2,116
131	SilverBow Resources, Inc.*	3,097
15,400	Solaris Oilfield Infrastructure, Inc., Class A	186,186
17,600	Teekay Tankers Ltd., Class A	16,333
18,880	W&T Offshore, Inc.*	77,786

		3,265,280

Financials — 29.10%
39,150	Affirmative Insurance Holdings, Inc.*,(a),(b),(c)	0
45,850	AG Mortgage Investment Trust, Inc., REIT	730,391
5,200	Ameris Bancorp	164,684
61,400	Anworth Mortgage Asset Corp., REIT	248,056
10,868	Apollo Commercial Real Estate Finance, Inc., REIT	181,061
70,400	Arbor Realty Trust, Inc., REIT	708,928
51,900	Ares Commercial Real Estate Corp., REIT	676,776
4,300	Arlington Asset Investment Corp., Class A	31,132
31,700	Banc of California, Inc.	421,927
12,400	Banco Latinoamericano de Comercio Exterior SA, Class E	214,520
25,400	Bancorp, Inc. (The)*	202,184
4,928	Banner Corp.	263,549
100,000	Beverly Hills Bancorp, Inc.*,(b),(c)	0
15,000	Blucora, Inc.*	399,600
6,300	Blue Capital Reinsurance Holdings Ltd.	34,650
33,600	California First National Bancorp	475,440
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	0
40,900	Cherry Hill Mortgage Investment Corp., REIT	717,386

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

71,550	Citizens, Inc.*	$538,056
101,200	Consumer Portfolio Services, Inc.*	304,612
2,189	Cowen Inc.*	29,201
15,777	Donegal Group, Inc., Class A	215,277
3,944	Donegal Group, Inc., Class B	46,539
74,540	Dynex Capital, Inc., REIT	426,369
33,400	Ellington Residential Mortgage, REIT	341,682
30,950	EMC Insurance Group, Inc.	985,758
43,800	Enova International, Inc.*	852,348
5,100	Exantas Capital Corp., REIT	51,102
15,800	Federal Agricultural Mortgage Corp., Class C	954,952
52,832	FedNat Holding Co.	1,052,413
38,804	First Defiance Financial Corp.	951,086
9,400	First Financial Corp.	377,410
13,000	First Merchants Corp.	445,510
38,000	First Place Financial Corp.*,(a),(b),(c)	0
660	Flagstar Bancorp, Inc.*	17,424
19,500	Franklin Financial Network, Inc.*	514,215
62,820	GAIN Capital Holdings, Inc.	386,971
18,800	GAMCO Investors, Inc., Class A	317,532
32,200	Great Ajax Corp., REIT	388,010
1,426	Great Western Bancorp, Inc.	44,563
4,100	Greenhill & Co., Inc.	100,040
7,100	Guaranty Bancorp	147,325
16,900	HCI Group, Inc.	858,689
29,270	Heritage Insurance Holdings, Inc.	430,854
2,858	Hilltop Holdings, Inc.	50,958
6,040	HomeTrust Bancshares, Inc.	158,127
2,200	Houlihan Lokey, Inc.	80,960
31,422	Independence Holding Co.	1,106,054
5,134	Investors Title Co.	907,075
41,600	JMP Group, Inc.	162,240
16,500	Kansas City Life Insurance Co.	610,500
69,200	Manning & Napier, Inc.	121,792
28,890	Marlin Business Services Corp.	645,114
24,300	Medley Management, Inc., Class A	93,798
5,700	Metropolitan Bank Holding Corp.*	175,845
10,200	MidSouth Bancorp, Inc.	108,120
27,300	MutualFirst Financial, Inc.	725,361
2,500	National Security Group, Inc. (The)	32,525
2,600	National Western Life Group, Inc., Class A	781,820
6,300	Navigators Group, Inc. (The)	437,787
22,067	Nicholas Financial, Inc.*	229,497
1,915	OceanFirst Financial Corp.	43,107
45,900	OFG Bancorp.	755,514
11,400	Oppenheimer Holdings, Inc., Class A	291,270
12,300	Orchid Island Capital, Inc., REIT	78,597
7,900	Pacific Mercantile Bancorp*	56,485
43,300	PennyMac Financial Services, Inc.	920,558

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

22,000	Peoples Bancorp, Inc.	$662,200
7,300	Piper Jaffray Cos.	480,632
17,400	Protective Insurance Corp.	289,710
15,900	Provident Financial Holdings, Inc.	246,450
15,043	Ready Capital Corp., REIT	208,045
31,900	Regional Management Corp.*	767,195
8,800	Safety Insurance Group, Inc.	719,928
14,126	Simmons First National Corp., Class A	340,860
1,038	South State Corp.	62,228
10,600	Stewart Information Services Corp.	438,840
6,400	Unico American Corp.*	40,640
80,216	United Community Financial Corp.	709,912
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
14,130	Walker & Dunlop, Inc.	611,123
23,241	Western Asset Mortgage Capital Corp., REIT	193,830
5,200	Westwood Holdings Group, Inc.	176,800
16,800	Winthrop Realty Trust REIT*,(b),(c)	16,968

		30,786,687

Health Care — 2.67%
30,600	Adeptus Health, Inc., Class A*,(a),(b),(c)	0
11,000	American Shared Hospital Services*	26,180
17,900	AngioDynamics, Inc.*	360,327
42,660	BioScrip, Inc.*	152,296
12,600	CONMED Corp.	808,920
5,300	Cross Country Healthcare, Inc.*	38,849
24,550	CryoLife, Inc.*	696,729
11,562	Five Star Senior Living, Inc.*	5,379
5,300	Kewaunee Scientific Corp.	176,172
15,000	MedCath Corp.*,(a),(b),(c)	0
32,300	Triple-S Management Corp., Class B*	561,697

		2,826,549

Industrials — 18.29%
3,000	Aegion Corp.*	48,960
8,000	Alamo Group, Inc.	618,560
8,383	Allied Motion Technologies, Inc.	374,636
61,600	Ameresco, Inc., Class A*	868,560
8,100	AMREP Corp.*	48,195
66,000	Arc Document Solutions, Inc.*	135,300
4,500	Argan, Inc.	170,280
8,900	BlueLinx Holdings, Inc.*	219,919
30,300	CAI International, Inc.*	703,869
38,000	CBIZ, Inc.*	748,600
8,774	CECO Environmental Corp.*	59,225
50,680	Celadon Group, Inc.*	42,064
10,678	Cenveo, Inc.*,(a),(b),(c)	0
2,400	Chicago Rivet & Machine Co.	75,600
1,060	Comfort Systems USA, Inc.	46,301

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

28,878	Compx International, Inc.	$393,030
40,000	Costamare, Inc.	175,600
1,600	Douglas Dynamics, Inc.	57,424
27,800	Ducommun, Inc.*	1,009,696
2	Eagle Bulk Shipping, Inc.*	9
13,100	Eastern Co. (The)	316,758
8,480	Ecology and Environment, Inc., Class A	96,163
12,100	Encore Wire Corp.	607,178
40,440	Ennis, Inc.	778,470
1,300	EnPro Industries, Inc.	78,130
18,400	Espey Manufacturing & Electronics Corp.	458,528
22,000	Federal Signal Corp.	437,800
19,900	Fly Leasing Ltd., ADR*	210,144
22,300	Foundation Building Materials, Inc.*	185,313
414	Genco Shipping & Trading Ltd.*	3,266
13,400	Gibraltar Industries, Inc.*	476,906
5,580	Golden Ocean Group Ltd.	34,373
19,460	GP Strategies Corp.*	245,391
15,100	Graham Corp.	344,884
10,610	Greenbrier Cos., Inc. (The)	419,519
34,700	Griffon Corp.	362,615
3,630	Kadant, Inc.	295,700
2,300	Kimball International, Inc., Class B	32,637
3,908	Kratos Defense & Security Solutions, Inc.*	55,064
16,200	LS Starrett Co. (The), Class A*	84,726
10,200	LSC Communications, Inc.	71,400
44,250	LSI Industries, Inc.	140,273
21,200	Lydall, Inc.*	430,572
35,120	Marten Transport Ltd.	568,593
16,110	Meritor, Inc.*	272,420
30,699	Miller Industries, Inc.	828,873
16,000	Mistras Group, Inc.*	230,080
3,900	National Presto Industries, Inc.	455,988
14,600	NN, Inc.	97,966
16,700	Orion Group Holdings, Inc.*	71,643
2	Paragon Shipping, Inc., Class A*	0
13,505	Patrick Industries, Inc.*	399,883
12,500	Quad/Graphics, Inc.	154,000
13,600	Quanex Building Products Corp.	184,824
25,000	RCM Technologies, Inc.*	77,500
15,200	Rush Enterprises, Inc., Class A	524,096
22,000	Safe Bulkers, Inc.*	39,160
25,690	Sparton Corp.*	467,301
3,200	Standex International Corp.	214,976
4,060	Systemax, Inc.	96,993
3,682	Team, Inc.*	53,941
26,400	Textainer Group Holdings Ltd.*	262,944
4,300	Universal Forest Products, Inc.	111,628
7,400	USA Truck, Inc.*	110,778

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

15,300	Vectrus, Inc.*	$330,174
11,600	Viad Corp.	581,044
11,900	Volt Information Sciences, Inc.*	25,585
7,700	Willdan Group, Inc.*	269,346
27,700	Willis Lease Finance Corp.*	958,420

		19,349,794

Information Technology — 7.55%
29,437	Alithya Group, Inc., Class A*	69,767
1,580	Cabot Microelectronics Corp.	150,653
38,600	CMTSU Liquidation, Inc.*	58
50,000	Comarco, Inc.*	815
27,400	CTS Corp.	709,386
25,600	Digi International, Inc.*	258,304
2,150	Electro Scientific Industries, Inc.*	64,414
7,640	ePlus, Inc.*	543,739
40,800	Everi Holdings, Inc.*	210,120
4,200	Fabrinet*	215,502
20,800	Insight Enterprises, Inc.*	847,600
13,000	JinkoSolar Holding Co. Ltd., ADR*	128,570
4,800	Kemet Corp.	84,192
26,100	Kimball Electronics, Inc.*	404,289
9,200	Magal Security Systems Ltd.*	40,940
17,800	Methode Electronics, Inc.	414,562
35,415	Optical Cable Corp.*	134,931
33,100	Park Electrochemical Corp.	598,117
27,800	PC Connection, Inc.	826,494
28,700	Perceptron, Inc.*	231,322
31,730	Photronics, Inc.*	307,146
10,500	Richardson Electronics Ltd.	91,245
8,600	Rubicon Project, Inc. (The)*	32,078
24,600	Rudolph Technologies, Inc.*	503,562
60,100	Sigmatron International, Inc.*	141,235
2,433	STR Holdings, Inc.*	730
4,269	SYKES Enterprises, Inc.*	105,572
25,600	TESSCO Technologies, Inc.	307,200
18,600	Vishay Precision Group, Inc.*	562,278

		7,984,821

Materials — 4.50%
46,290	American Vanguard Corp.	703,145
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
6,629	Centerra Gold, Inc.*	28,058
15,700	China Green Agriculture, Inc.*	7,847
8,200	Clearwater Paper Corp.*	199,834
54	Elah Holdings, Inc.*	3,240
8,400	Friedman Industries, Inc.	59,220
40,990	FutureFuel Corp.	650,101
4,300	Hawkins, Inc.	176,085

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

5,100	Innospec, Inc.	$314,976
9,500	Materion Corp.	427,405
26	North American Palladium Ltd.*	207
16,100	Olympic Steel, Inc.	229,747
18,990	OMNOVA Solutions, Inc.*	139,197
16,500	Rayonier Advanced Materials, Inc.	175,725
9,100	Ryerson Holding Corp.*	57,694
2,200	Stepan Co.	162,800
47,800	Trecora Resources*	372,840
25,900	Tredegar Corp.	410,774
7,800	Universal Stainless & Alloy Products, Inc.*	126,438
3,470	US Concrete, Inc.*	122,422
3,200	Vulcan International Corp.	393,600

		4,761,355

Real Estate — 4.93%
13,200	Agree Realty Corp., REIT	780,384
21,600	Braemar Hotels & Resorts, Inc.	192,888
37,100	Cedar Realty Trust, Inc., REIT	116,494
1,506	CIM Commercial Trust Corp., REIT	22,861
9,200	Community Healthcare Trust, Inc., REIT	265,236
7,300	CorEnergy Infrastructure Trust, Inc., REIT	241,484
18,200	Farmland Partners, Inc., REIT	82,628
921	Forestar Group, Inc.*	12,756
11,342	Getty Realty Corp., REIT	333,568
12,900	Jernigan Capital, Inc., REIT	255,678
34,400	MedEquities Realty Trust, Inc., REIT	235,296
17,880	Monmouth Real Estate Investment Corp., REIT	221,712
34,600	One Liberty Properties, Inc., REIT	838,012
7,600	Rafael Holdings, Inc., Class B*	60,268
8,100	RE/MAX Holdings, Inc., Class A	249,075
17,400	RPT Realty	207,930
5,700	UMH Properties, Inc., REIT	67,488
15,900	Urstadt Biddle Properties, Inc., REIT, Class A	305,598
59,400	Whitestone, REIT	728,244

		5,217,600

Utilities — 4.43%
1,008	California Water Service Group	48,041
13,085	Chesapeake Utilities Corp.	1,063,810
16,200	Connecticut Water Service, Inc.	1,083,294
11,100	Middlesex Water Co.	592,185
16,100	SJW Corp.	895,482
19,726	Unitil Corp.	998,925

		4,681,737

Total Common Stocks		104,966,160

(Cost $90,352,010)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

Exchange Traded Funds — 0.70%
1,400	Invesco Zacks Micro Cap	$ 22,344
8,750	iShares Russell Microcap Index Fund	721,437

Total Exchange Traded Funds		743,781
(Cost $820,620)

Rights/Warrants — 0.00%
444	Basic Energy Services, Inc., Warrants, Expire 12/23/23*	22
724	Eagle Bulk Shipping, Inc., Warrants, Expire 10/15/21*	29
992	Genco Shipping & Trading Ltd., Warrants, Expire 12/31/21*	248
6,100	Media General, Inc. Rights, Expire 12/31/19*,(b),(c)	0
703	SilverBow Resources, Inc., Warrants, Expire 12/31/49*	28
703	SilverBow Resources, Inc., Warrants, Expire 12/31/49*	99

Total Rights/Warrants		426
(Cost $73,487)

Principal
Amount
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp.*,(a),(b),(c)	0
1,625	Trenwick America Corp.*,(a),(b),(c)	0
		0

Total Corporate Bonds		0
(Cost $0)
Shares
Investment Company — 0.20%
210,291	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	210,291

Total Investment Company		210,291

(Cost $210,291)

Total Investments		$105,920,658
(Cost $91,456,408) — 100.13%

Liabilities in excess of other assets — (0.13)%		(137,075)

NET ASSETS — 100.00%		$105,783,583

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2018 (Unaudited)

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

December 31, 2018 (Unaudited)

Shares		Value

Common Stocks — 98.32%
Communication Services — 3.38%
96,374	Gray Television, Inc.*	$1,420,553
14,290	Nexstar Media Group, Inc., Class A	1,123,765
4,420	Take-Two Interactive Software, Inc.*	454,995

		2,999,313

Consumer Discretionary — 9.70%
35,960	Carriage Services, Inc.	557,380
38,660	Dana, Inc.	526,936
10,190	Dave & Buster’s Entertainment, Inc.	454,066
30,670	G-III Apparel Group Ltd.*	855,386
9,600	Grand Canyon Education, Inc.*	922,944
47,075	Steven Madden Ltd.	1,424,490
14,690	Tandy Leather Factory, Inc.*	83,439
64,490	Taylor Morrison Home Corp., Class A*	1,025,391
84,600	Tilly’s, Inc., Class A	918,756
9,423	Unifi, Inc.*	215,221
19,640	Universal Electronics, Inc.*	496,499
116,470	ZAGG, Inc.*	1,139,077

		8,619,585

Consumer Staples — 3.07%
38,110	Fresh Del Monte Produce, Inc.	1,077,370
29,690	John B Sanfilippo & Son, Inc.	1,652,545

		2,729,915

Energy — 4.33%
133,140	Callon Petroleum Co.*	864,079
40,510	Delek US Holdings, Inc.	1,316,980
101,020	Magnolia Oil & Gas Corp.*	1,132,434
104,109	Ring Energy, Inc.*	528,874

		3,842,367

Financials — 22.11%
13,440	American Financial Group, Inc.	1,216,723
24,510	AMERISAFE, Inc.	1,389,472
38,860	Chemical Financial Corp.	1,422,665
14,870	Community Bank System, Inc.	866,921
176,910	Compass Diversified Holdings LP	2,202,529
61,020	First Busey Corp.	1,497,431
44,170	Heritage Financial Corp.	1,312,732
4,850	James River Group Holdings Ltd.	177,219
42,983	LegacyTexas Financial Group, Inc.	1,379,324
22,710	Mercantile Bank Corp.	641,785
17,970	Northrim BanCorp, Inc.	590,674
52,514	Pacific Premier Bancorp, Inc.*	1,340,157
9,790	Reinsurance Group of America, Inc.	1,372,852
55,170	Sterling Bancorp	910,857

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

24,050	Synovus Financial Corp.	$769,360
25,320	Texas Capital Bancshares, Inc.*	1,293,599
58,540	United Community Banks, Inc.	1,256,268

		19,640,568

Health Care — 4.48%
20,792	Emergent BioSolutions, Inc.*	1,232,550
23,730	Globus Medical, Inc., Class A*	1,027,034
3,640	Teleflex, Inc.	940,867
7,920	West Pharmaceutical Services, Inc.	776,398

		3,976,849

Industrials — 19.27%
199,288	ACCO Brands Corp.	1,351,173
63,440	BMC Stock Holdings, Inc.*	982,051
45,520	Casella Waste Systems, Inc., Class A*	1,296,865
73,810	Columbus McKinnon Corp.	2,224,633
42,373	Ducommun, Inc.*	1,538,987
22,040	EnerSys	1,710,524
13,550	Ennis, Inc.	260,837
34,850	Greenbrier Cos., Inc. (The)	1,377,969
26,960	Herman Miller, Inc.	815,540
38,960	Kennametal, Inc.	1,296,589
9,210	Kirby Corp.*	620,386
21,920	Lydall, Inc.*	445,195
60,966	Marten Transport Ltd.	987,040
87,450	NN, Inc.	586,789
28,052	Patrick Industries, Inc.*	830,620
13,740	Spirit Airlines, Inc.*	795,821

		17,121,019

Information Technology — 8.20%
111,130	AXT, Inc.*	483,415
4,880	Coherent, Inc.*	515,865
56,310	Cohu, Inc.	904,902
17,990	Novanta, Inc.*	1,133,370
57,110	PC Connection, Inc.	1,697,880
87,236	Sapiens International Corp. NV	962,213
6,850	Synaptics, Inc.*	254,889
54,660	Viavi Solutions, Inc.*	549,333
25,840	Vishay Precision Group, Inc.*	781,143

		7,283,010

Materials — 4.97%
15,870	Kaiser Aluminum Corp.	1,417,032
25,869	Koppers Holdings, Inc.*	440,808
199,923	OMNOVA Solutions, Inc.*	1,465,436
15,360	Reliance Steel & Aluminum Co.	1,093,171

		4,416,447

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

Real Estate — 11.06%
67,160	Columbia Property Trust, Inc., REIT	$1,299,546
59,289	Community Healthcare Trust, Inc., REIT	1,709,302
36,770	CubeSmart, REIT	1,054,931
108,590	DiamondRock Hospitality Co., REIT	985,997
11,610	EastGroup Properties, Inc., REIT	1,064,985
35,594	National Storage Affiliates Trust, REIT	941,817
48,900	Physicians Realty Trust, REIT	783,867
23,580	STAG Industrial, Inc., REIT	586,671
10,020	Terreno Realty Corp., REIT	352,404
88,239	UMH Properties, Inc., REIT	1,044,750

		9,824,270

Utilities — 7.75%
9,470	NorthWestern Corp.	562,897
59,240	Portland General Electric Co.	2,716,154
10,370	Southwest Gas Holdings, Inc.	793,305
37,918	Spire, Inc.	2,808,965

		6,881,321

Total Common Stocks		87,334,664

(Cost $108,696,983)

Investment Company — 1.36%
1,209,368	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,209,369

Total Investment Company		1,209,369

(Cost $1,209,369)

Total Investments		$88,544,033
(Cost $109,906,352) — 99.68%

Other assets in excess of liabilities — 0.32%		287,905

NET ASSETS — 100.00%		$88,831,938

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

December 31, 2018 (Unaudited)

Principal Amount		Value

U.S. Government Agency Obligations — 37.75%
Fannie Mae — 0.29%
$ 12,000,000	(SOFR RATE + 0.160%), 2.62%, 1/30/20(a)	$12,004,092

Federal Farm Credit Bank — 6.84%
1,680,000	(LIBOR USD 3-Month - 0.230%), 2.17%, 4/3/19(a)	1,679,630
25,000,000	(LIBOR USD 3-Month - 0.200%), 2.42%, 8/13/19(a)	25,000,000
25,000,000	(LIBOR USD 1-Month - 0.100%), 2.42%, 12/2/19(a)	24,991,260
250,000	(LIBOR USD 3-Month - 0.060%), 2.43%, 10/25/19(a)	250,106
50,000,000	(LIBOR USD 3-Month - 0.165%), 2.43%, 2/6/20(a)	49,997,526
2,000,000	(LIBOR USD 3-Month - 0.130%), 2.45%, 2/3/20(a)	2,000,040
25,000,000	(LIBOR USD 1-Month - 0.040%), 2.48%, 5/1/20(a)	25,000,000
55,000,000	(LIBOR USD 3-Month - 0.170%), 2.57%, 9/4/20(a)	54,991,505
5,460,000	(LIBOR USD 1-Month + 0.180%), 2.58%, 10/11/19(a)	5,470,008
200,000	(LIBOR USD 1-Month + 0.170%), 2.61%, 11/14/19(a)	200,351
40,000,000	(LIBOR USD 3-Month - 0.165%), 2.62%, 3/16/20(a)	39,997,343
1,235,000	(LIBOR USD 1-Month + 0.190%), 2.66%, 9/20/19(a)	1,237,240
50,000,000	(LIBOR USD 3-Month - 0.140%), 2.66%, 10/1/20(a)	49,999,456
1,970,000	(LIBOR USD 1-Month + 0.180%), 2.68%, 10/24/19(a)	1,973,720
200,000	(LIBOR USD 3-Month - 0.010%), 2.81%, 9/23/19(a)	200,193

		282,988,378

Federal Home Loan Bank — 14.62%
12,805,000	(LIBOR USD 3-Month - 0.163%), 2.25%, 7/5/19(a)	12,804,973
50,000,000	(LIBOR USD 1-Month - 0.060%), 2.32%, 8/7/19(a)	50,000,000
100,000,000	(LIBOR USD 3-Month - 0.155%), 2.33%, 1/24/20(a)	100,000,000
75,000,000	(LIBOR USD 1-Month - 0.070%), 2.35%, 7/12/19(a)	75,000,000
85,000,000	(LIBOR USD 1-Month - 0.060%), 2.40%, 9/18/19(a)	85,000,000
85,000,000	(LIBOR USD 3-Month - 0.150%), 2.44%, 11/6/19(a)	85,000,000
87,400,000	(LIBOR USD 3-Month - 0.160%), 2.52%, 5/24/19(a)	87,405,059
50,000,000	(LIBOR USD 3-Month - 0.160%), 2.59%, 6/5/19(a)	50,003,017
8,105,000	(LIBOR USD 3-Month - 0.160%), 2.62%, 6/12/19(a)	8,104,988
50,000,000	(LIBOR USD 3-Month - 0.120%), 2.66%, 12/13/19(a)	50,000,000

		603,318,037

Freddie Mac — 0.97%
40,060,000	(LIBOR USD 3-Month - 0.165%), 2.24%, 7/5/19(a)	40,069,513

Overseas Private Investment Corp. — 15.03%
12,440,000	0.00%, 2/11/19(b)	12,691,437
21,394,564	0.00%, 2/19/19(b)	21,818,200
40,000,000	0.00%, 3/17/19(b)	40,717,168
7,650,000	0.00%, 7/7/19(b)	7,705,268
4,000,001	(US Treasury Bill Yield 3-Month), 2.36%, 8/15/19(a)	4,000,001
2,000,000	(US Treasury Bill Yield 3-Month), 2.36%, 12/16/19(a)	2,000,000
5,000,000	(US Treasury Bill Yield 3-Month), 2.36%, 7/20/22(a)	5,000,000
6,521,739	(US Treasury Bill Yield 3-Month), 2.36%, 9/15/22(a)	6,521,739
21,600,000	(US Treasury Bill Yield 3-Month), 2.36%, 11/15/22(a)	21,600,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 2,505,263	(US Treasury Bill Yield 3-Month), 2.36%, 3/15/24(a)	$2,505,263
921,053	(US Treasury Bill Yield 3-Month), 2.36%, 3/15/24(a)	921,053
8,129,640	(US Treasury Bill Yield 3-Month), 2.36%, 10/10/25(a)	8,129,640
8,056,400	(US Treasury Bill Yield 3-Month), 2.36%, 10/10/25(a)	8,056,400
6,000,000	(US Treasury Bill Yield 3-Month), 2.36%, 7/19/27(a)	6,000,000
13,718,460	(US Treasury Bill Yield 3-Month), 2.36%, 2/15/28(a)	13,718,460
3,600,000	(US Treasury Bill Yield 3-Month), 2.36%, 2/15/28(a)	3,600,000
2,939,670	(US Treasury Bill Yield 3-Month), 2.36%, 2/15/28(a)	2,939,670
3,335,000	(US Treasury Bill Yield 3-Month), 2.36%, 6/15/28(a)	3,335,000
23,858,491	(US Treasury Bill Yield 3-Month), 2.36%, 1/15/30(a)	23,858,491
9,672,000	(US Treasury Bill Yield 3-Month), 2.36%, 5/15/30(a)	9,672,000
1,293,809	(US Treasury Bill Yield 3-Month), 2.36%, 6/28/32(a)	1,293,809
13,800,000	(US Treasury Bill Yield 3-Month), 2.36%, 6/1/33(a)	13,800,000
11,955,500	(US Treasury Bill Yield 3-Month), 2.36%, 6/15/34(a)	11,955,500
8,670,360	(US Treasury Bill Yield 3-Month), 2.36%, 6/15/34(a)	8,670,360
24,000,000	(US Treasury Bill Yield 3-Month), 2.36%, 1/20/35(a)	24,000,000
3,900,000	(US Treasury Bill Yield 3-Month), 2.36%, 1/20/35(a)	3,900,000
25,000,000	(US Treasury Bill Yield 3-Month), 2.36%, 4/20/35(a)	25,000,000
9,400,000	(US Treasury Bill Yield 3-Month), 2.36%, 4/20/35(a)	9,400,000
3,700,000	(US Treasury Bill Yield 3-Month), 2.36%, 4/20/35(a)	3,700,000
7,000,000	(US Treasury Bill Yield 3-Month), 2.36%, 10/15/39(a)	7,000,000
1,500,000	(US Treasury Bill Yield 3-Month), 2.36%, 10/15/39(a)	1,500,000
15,000,000	(US Treasury Bill Yield 3-Month), 2.36%, 7/7/40(a)	15,000,000
14,300,000	(US Treasury Bill Yield 3-Month), 2.36%, 7/7/40(a)	14,300,000
11,000,000	(US Treasury Bill Yield 3-Month), 2.36%, 7/7/40(a)	11,000,000
10,495,000	(US Treasury Bill Yield 3-Month), 2.36%, 7/7/40(a)	10,495,000
7,500,000	(US Treasury Bill Yield 3-Month), 2.36%, 7/7/40(a)	7,500,000
4,500,000	(US Treasury Bill Yield 3-Month), 2.36%, 7/7/40(a)	4,500,000
3,000,000	(US Treasury Bill Yield 3-Month), 2.36%, 10/15/40(a)	3,000,000
80,829,000	(US Treasury Bill Yield 3-Month), 2.50%, 9/15/20(a)	80,829,000
10,000,000	(US Treasury Bill Yield 3-Month), 2.50%, 6/15/25(a)	10,000,000
50,205,000	(US Treasury Bill Yield 3-Month), 2.50%, 2/15/28(a)	50,205,000
13,636,364	(US Treasury Bill Yield 3-Month), 2.50%, 11/15/28(a)	13,636,364
15,000,000	(US Treasury Bill Yield 3-Month), 2.50%, 8/15/29(a)	15,000,000
63,000,000	(US Treasury Bill Yield 3-Month), 2.50%, 3/15/30(a)	63,000,000
1,387,072	(US Treasury Bill Yield 3-Month), 2.50%, 12/15/33(a)	1,387,072
6,400,000	(US Treasury Bill Yield 3-Month), 2.50%, 3/30/37(a)	6,400,000

		621,261,895

Total U.S. Government Agency Obligations		1,559,641,915

(Cost $1,559,641,915)

U.S. Government Agency Backed Mortgages — 6.93%
Fannie Mae — 0.51%
5,000,000	(SOFR RATE + 0.100%), 2.56%, 4/30/20(a)	5,000,000
5,265,000	Pool #AM7028, (LIBOR USD 1-Month + 0.240%), 2.55%, 10/1/19(a)	5,262,540

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 10,532,371	Pool #AM7163, (LIBOR USD 1-Month + 0.450%), 2.76%, 5/1/19(a)	$10,532,371
119,344	Series 2015-M10, Class FA, (LIBOR USD 1-Month + 0.250%), 2.55%, 3/25/19(a)	119,345

		20,914,256

Federal Farm Credit — 2.18%
50,000,000	(LIBOR USD 3-Month - 0.130%), 2.32%, 10/19/20(a)	49,997,244
15,000,000	(LIBOR USD 3-Month - 0.130%), 2.50%, 11/16/20(a)	14,997,722
25,000,000	(LIBOR USD 3-Month - 0.135%), 2.37%, 10/29/20(a)	24,997,430

		89,992,396

Freddie Mac — 2.77%
1,002,860	Series K708, Class A2, 2.13%, 1/25/19	1,002,861
1,789,877	Series K709, Class A2, 2.09%, 3/25/19	1,789,354
14,845,077	Series K711, Class A2, 1.73%, 7/25/19	14,792,252
96,981,000	Series KP04, Class AG1, (LIBOR USD 1-Month + 0.220%), 2.57%, 7/25/20(a)	96,907,107

		114,491,574

Overseas Private Investment Corp. — 1.47%
5,000,000	(US Treasury Bill Yield 3-Month), 2.36%, 1/20/35(a)	5,000,000
5,000,000	(US Treasury Bill Yield 3-Month), 2.36%, 4/20/35(a)	5,000,000
8,000,000	(US Treasury Bill Yield 3-Month), 2.50%, 9/15/25(a)	8,000,000
5,000,000	(US Treasury Bill Yield 3-Month), 2.36%, 6/15/28(a)	5,000,000
13,000,000	(US Treasury Bill Yield 3-Month), 2.50%, 9/15/26(a)	13,000,000
6,950,000	(US Treasury Bill Yield 3-Month), 2.36%, 7/19/27(a)	6,950,000
13,000,000	(US Treasury Bill Yield 3-Month), 2.50%, 10/15/30(a)	13,000,000
5,000,000	(US Treasury Bill Yield 3-Month), 2.36%, 5/15/24(a)	5,000,000

		60,950,000

Total U.S. Government Agency Backed Mortgages		286,348,226

(Cost $286,348,226)

U.S. Treasury Obligations — 3.02%
U.S. Treasury Notes — 3.02%
125,000,000	0.75%, 2/15/19	124,812,212

Total U.S. Treasury Obligations		124,812,212

(Cost $124,812,212)

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

Variable Rate Demand Note — 0.92%
Municipal Bonds — 0.92%
California — 0.04%
$ 1,905,000	Abag Finance Authority for Nonprofit Corps Gaia Buildings Revenue, Series A-T, 2.48%, 9/15/32, (Credit Support: Fannie Mae), Callable 1/15/19 @ 100(c)	$1,905,000

Kentucky — 0.01%
290,000	Kentucky Housing Corp. Overlook Terraces Apartments Revenue, Series B, 2.56%, 11/15/40, (Credit Support: Fannie Mae), Callable 1/15/19 @ 100(c)	290,000

New York — 0.87%
2,350,000	New York City Housing Development Corp. Multi Family West Port Development Revenue, Series B, 2.45%, 11/15/31, (Credit Support: Fannie Mae), Callable 1/15/19 @ 100(c)	2,349,977
3,000,000	New York City Housing Development Corp. Multi Family Pearl Street Development Revenue, Series B, 2.45%, 6/15/34, (Credit Support: Fannie Mae), Callable 1/15/19 @ 100(c)	2,999,970
7,595,000	New York City Housing Development Corp. Multi Family West 21st Street Revenue, Series W, 2.47%, 11/15/37, (Credit Support: Fannie Mae), Callable 1/18/19 @ 100(c)	7,595,000
21,375,000	New York City Housing Development Corp. Multi Family Lyric Development Revenue, Series B, 2.47%, 10/15/41, (Credit Support: Fannie Mae), Callable 1/18/19 @ 100(c)	21,375,000
1,560,000	New York State Housing Finance Agency Revenue, Series B, 2.48%, 5/15/33, (Credit Support: Fannie Mae), Callable 1/18/19 @ 100(c)	1,560,000

		35,879,947

		38,074,947

Total Variable Rate Demand Note		38,074,947

(Cost $38,074,947)

Repurchase Agreements — 47.81%
25,000,000	BNP Paribas Securities Corp., dated 12/31/18; due 1/2/19 at 2.95% with maturity value of $25,004,097 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 9/30/22 to 11/15/47 at rates ranging from 0.00% to 1.75%, aggregate original par and fair value of $26,127,503 and $25,500,000 respectively).	25,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $ 25,500,000)	25,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$90,000,000	Citigroup Global, dated 12/31/18; due 1/2/19 at 2.95% with maturity value of $90,014,750 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 2/15/2029 to 11/20/2068 at rates ranging from 3.00% to 6.00%, aggregate original par and fair value of $88,516,177 and $91,800,695 respectively)	$90,000,000
75,000,000	Citigroup Global, dated 12/26/18; due 1/2/19 at 2.56% with maturity value of $75,037,333 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 12/31/2020 to 12/31/2025 at rates ranging from 1.13% to 2.63%, aggregate original par and fair value of $76,549,000 and $76,500,008 respectively)	75,000,000
70,000,000	Citigroup Global, dated 12/27/18; due 1/3/19 at 2.56% with maturity value of $70,034,844 (fully collateralized by Federal Farm Credit Bank, Fannie Mae and Federal Home Loan Bank securities with maturity dates ranging from 09/13/2019 to 09/12/2023 at rates ranging from 0.00% to 2.87%, aggregate original par and fair value of $71,467,000 and $71,406,514 respectively)	70,000,000
50,000,000	Citigroup Global, dated 12/31/18; due 1/2/19 at 2.85% with maturity value of $50,007,916 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 05/15/2048 to 9/20/2048 at rates ranging from 3.00% to 4.50%, aggregate original par and fair value of $49,547,860 and $51,000,587 respectively)	50,000,000
45,000,000	Citigroup Global, dated 12/27/18; due 1/3/19 at 2.55% with maturity value of $45,022,312 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 05/15/2020 to 05/15/2047 at rates ranging from 1.25% to 3.00%, aggregate original par and fair value of $47,113,100 and $45,900,065 respectively)	45,000,000
15,000,000	Citigroup Global, dated 12/31/18; due 1/2/19 at 2.83% with maturity value of $15,002,358 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/15/2019 to 12/31/2025 at rates ranging from 0.75% to 2.63%, aggregate original par and fair value of $15,309,900 and $15,300,097 respectively)	15,000,000
5,000,000	Citigroup Global, dated 12/26/18; due 1/2/19 at 2.57% with maturity value of $5,002,498 (fully collateralized by Federal Farm Credit Bank and Federal Home Loan Bank securities with maturity dates ranging from 1/18/2019 to 8/27/2020 at rates ranging from 1.40% to 2.16%, aggregate original par and fair value of $5,109,000 and $5,104,349 respectively)	5,000,000

	Total Value of Citigroup Global, (collateral value of $ 357,012,315)	350,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$200,000,000	Credit Agricole Corporate and Investment Bank, dated 12/12/18; due 1/11/19 at 2.36% with maturity value of $200,393,333 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/30/2019 to 11/15/2047 at rates ranging from 1.50% to 2.70%, aggregate original par and fair value of $208,228,600 and $204,000,009 respectively)	$200,000,000
90,000,000	Credit Agricole Corporate and Investment Bank, dated 12/31/18; due 1/2/19 at 2.65% with maturity value of $90,013,250 (fully collateralized by a U.S. Treasury security with maturity date of 3/31/2024 at a rate of 2.13%, original par and fair value of $93,414,700 and $91,800,016 respectively)	90,000,000

	Total Value of Credit Agricole Corporate and Investment Bank, (collateral value of $ 295,800,025)	290,000,000

75,000,000	Deutsche Bank Securities, dated 12/31/18; due 1/2/19 at 2.90% with maturity value of $75,012,083 (fully collateralized by a U.S. Treasury security with a maturity date of 12/31/23 at a rate of 2.63%, original par and fair value of $76,312,300 and $76,500,028 respectively)	75,000,000

	Total Value of Deutsche Bank Securities, (collateral value of $ 76,500,028)	75,000,000

50,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 12/31/18; due 1/2/19 at 3.00% with maturity value of $50,008,333 (fully collateralized by a Federal Farm Credit Bank security with maturity date of 3/6/2020 at a rate of 2.31%, original par and fair value of $50,936,000 and $51,000,926 respectively)	50,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $ 51,000,926)	50,000,000

600,000,000	National Australia Bank, dated 12/31/18; due 1/2/19 at 2.75% with maturity value of $600,045,833 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/31/20 to 5/15/28 at rates ranging from 2.38% to 3.00%, aggregate original par and fair value of $600,000,000 and $612,043,350 respectively)	600,000,000
75,000,000	National Australia Bank, dated 12/31/18; due 1/2/19 at 2.75% with maturity value of $75,005,729 (fully collateralized by U.S. Treasury securities with a maturity date of 5/15/25 at a rate of 2.13%, original par and fair value of $75,000,000 and $76,511,438 respectively)	75,000,000

	Total Value of National Australia Bank, (collateral value of $ 688,554,788)	675,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$225,000,000	State Street Sponsored Member, dated 12/31/18; due 1/2/19 at 2.9% with maturity value of $229,504,937 (fully collateralized by a U.S. Treasury security with maturity date of 6/15/2021 at a rate of 2.63%, original par and fair value of $228,730,000 and $229,541,187 respectively)	$225,000,000

	Total Value of State Street Sponsored Member, (collateral value of $ 229,541,187)	225,000,000

85,000,000	TD Securities (USA), dated 12/31/18; due 1/2/19 at 3.00% with maturity value of $85,014,167 (fully collateralized by Freddie Mac securities with maturity dates ranging from 3/1/2047 to 8/1/2047 at rates ranging from 3.50% to 4.00%, aggregate original par and fair value of $92,849,264 and $86,700,000 respectively)	85,000,000

	Total Value of TD Securities (USA), (collateral value of $ 86,700,000)	85,000,000

150,000,000	Wells Fargo Securities, dated 12/31/18; due 1/2/19 at 3.00% with maturity value of $150,025,000 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 4/1/2031 to 5/1/2047 at rates ranging from 2.00% to 5.5%, aggregate original par and fair value of $193,820,920 and $153,000,001 respectively)	150,000,000
50,000,000	Wells Fargo Securities, dated 12/31/18; due 1/2/19 at 2.95% with maturity value of $50,008,194 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 1/3/2019 to 1/15/2028 at rates ranging from 0.00% to 2.88%, aggregate original par and fair value of $48,052,200 and $51,000,017 respectively)	50,000,000

	Total Value of Wells Fargo Securities, (collateral value of $ 204,000,018)	200,000,000

Total Repurchase Agreements		1,975,000,000

(Cost $1,975,000,000)

Total Investments		$3,983,877,300
(Cost $3,983,877,300) — 96.43%

Other assets in excess of liabilities — 3.57%		147,331,580

NET ASSETS — 100.00%		$4,131,208,880

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2018 (Unaudited)

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2018.
(b)	Represents effective yield to maturity on date of purchase.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Abbreviations used are defined below:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

December 31, 2018 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 95.66%
Fannie Mae — 56.35%
$161,208	Pool #257613, 5.50%, 6/1/38	$173,832
63,319	Pool #257656, 6.00%, 8/1/38	65,495
120,469	Pool #257663, 5.50%, 8/1/38	129,902
106,564	Pool #257890, 5.50%, 2/1/38	114,857
113,080	Pool #257892, 5.50%, 2/1/38	121,880
75,111	Pool #257913, 5.50%, 1/1/38	80,956
64,281	Pool #257926, 5.50%, 3/1/38	69,314
58,463	Pool #258022, 5.50%, 5/1/34	62,929
126,491	Pool #258070, 5.00%, 6/1/34	134,976
38,471	Pool #258121, 5.50%, 6/1/34	41,410
121,124	Pool #258152, 5.50%, 8/1/34	130,377
66,961	Pool #258157, 5.00%, 8/1/34	71,453
62,457	Pool #258163, 5.50%, 8/1/34	67,228
109,399	Pool #258166, 5.50%, 9/1/34	117,757
80,192	Pool #258224, 5.50%, 12/1/34	86,318
58,192	Pool #258238, 5.00%, 1/1/35	62,095
88,381	Pool #258251, 5.50%, 1/1/35	95,133
106,016	Pool #258305, 5.00%, 3/1/35	112,807
53,761	Pool #258336, 5.00%, 4/1/35	57,205
58,459	Pool #258340, 5.00%, 3/1/35	62,204
61,892	Pool #258394, 5.00%, 5/1/35	65,857
173,509	Pool #258395, 5.50%, 6/1/35	187,312
58,983	Pool #258403, 5.00%, 6/1/35	62,761
79,215	Pool #258404, 5.00%, 6/1/35	84,289
46,313	Pool #258410, 5.00%, 4/1/35	49,280
97,560	Pool #258448, 5.00%, 8/1/35	103,810
177,566	Pool #258450, 5.50%, 8/1/35	191,691
88,359	Pool #258456, 5.00%, 8/1/35	94,019
75,223	Pool #258571, 5.50%, 11/1/35	81,207
211,864	Pool #258627, 5.50%, 2/1/36	228,718
53,773	Pool #258658, 5.50%, 3/1/36	58,052
49,036	Pool #258737, 5.50%, 12/1/35	52,938
40,538	Pool #259004, 8.00%, 2/1/30	42,261
41,629	Pool #259030, 8.00%, 4/1/30	43,174
42,395	Pool #259181, 6.50%, 3/1/31	43,717
9,921	Pool #259187, 6.50%, 4/1/31	9,937
68,185	Pool #259190, 6.50%, 4/1/31	71,347
77,888	Pool #259316, 6.50%, 11/1/31	81,849
29,083	Pool #259378, 6.00%, 12/1/31	29,452
32,888	Pool #259393, 6.00%, 1/1/32	33,431
41,521	Pool #259590, 5.50%, 11/1/32	44,747
166,423	Pool #259611, 5.50%, 11/1/32	179,350
40,554	Pool #259634, 5.50%, 12/1/32	43,704
134,232	Pool #259659, 5.50%, 2/1/33	144,659
32,067	Pool #259671, 5.50%, 2/1/33	34,558
77,890	Pool #259686, 5.50%, 3/1/33	83,944

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 35,699	Pool #259722, 5.00%, 5/1/33	$38,084
47,902	Pool #259724, 5.00%, 5/1/33	51,103
110,806	Pool #259725, 5.00%, 5/1/33	118,210
103,757	Pool #259729, 5.00%, 6/1/33	109,263
59,997	Pool #259761, 5.00%, 6/1/33	64,006
99,640	Pool #259764, 5.00%, 7/1/33	106,298
108,004	Pool #259777, 5.00%, 7/1/33	115,221
80,324	Pool #259781, 5.00%, 7/1/33	84,591
48,616	Pool #259789, 5.00%, 7/1/33	51,864
88,985	Pool #259807, 5.00%, 8/1/33	93,707
119,121	Pool #259816, 5.00%, 8/1/33	127,080
26,930	Pool #259819, 5.00%, 8/1/33	28,729
49,781	Pool #259830, 5.00%, 8/1/33	53,108
32,948	Pool #259848, 5.00%, 9/1/33	35,150
70,065	Pool #259867, 5.50%, 10/1/33	75,510
57,545	Pool #259869, 5.50%, 10/1/33	62,017
60,052	Pool #259875, 5.50%, 10/1/33	64,720
93,414	Pool #259930, 5.00%, 11/1/33	99,656
37,001	Pool #259998, 5.00%, 3/1/34	39,483
657,036	Pool #465946, 3.61%, 9/1/20	660,732
1,758,399	Pool #468226, 3.86%, 6/1/21	1,794,609
268,217	Pool #469101, 3.75%, 2/1/27	277,410
887,498	Pool #470828, 3.53%, 3/1/32	889,069
879,932	Pool #471478, 2.61%, 8/1/22	874,253
150,986	Pool #557295, 7.00%, 12/1/29	160,072
28,077	Pool #576445, 6.00%, 1/1/31	28,279
69,704	Pool #579402, 6.50%, 4/1/31	73,615
128,028	Pool #583728, 6.50%, 6/1/31	138,665
62,556	Pool #585148, 6.50%, 7/1/31	65,151
32,986	Pool #590931, 6.50%, 7/1/31	35,080
49,355	Pool #590932, 6.50%, 7/1/31	51,089
34,492	Pool #601865, 6.50%, 4/1/31	34,885
33,685	Pool #601868, 6.00%, 7/1/29	34,244
48,474	Pool #607611, 6.50%, 11/1/31	50,738
95,215	Pool #634271, 6.50%, 5/1/32	100,424
41,142	Pool #644232, 6.50%, 6/1/32	42,497
24,467	Pool #644432, 6.50%, 7/1/32	24,663
40,429	Pool #644437, 6.50%, 6/1/32	41,737
1,749,670	Pool #663159, 5.00%, 7/1/32	1,854,731
74,809	Pool #670278, 5.50%, 11/1/32	80,620
34,569	Pool #676702, 5.50%, 11/1/32	37,255
50,230	Pool #677591, 5.50%, 12/1/32	54,132
160,730	Pool #681883, 6.00%, 3/1/33	172,158
112,534	Pool #686542, 5.50%, 3/1/33	121,281
218,815	Pool #695961, 5.50%, 1/1/33	235,812
186,120	Pool #696407, 5.50%, 4/1/33	200,586
403,318	Pool #702478, 5.50%, 6/1/33	434,666
118,593	Pool #702479, 5.00%, 6/1/33	126,518

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 61,954	Pool #703210, 5.50%, 9/1/32	$66,064
144,848	Pool #720025, 5.00%, 8/1/33	154,526
150,673	Pool #723066, 5.00%, 4/1/33	160,741
203,576	Pool #723067, 5.50%, 5/1/33	219,399
263,734	Pool #723070, 4.50%, 5/1/33	275,950
277,411	Pool #727311, 4.50%, 9/1/33	290,260
130,116	Pool #727312, 5.00%, 9/1/33	138,810
148,845	Pool #727315, 6.00%, 10/1/33	157,527
38,177	Pool #738589, 5.00%, 9/1/33	40,727
48,240	Pool #739269, 5.00%, 9/1/33	51,463
158,194	Pool #743595, 5.50%, 10/1/33	170,490
150,874	Pool #748041, 4.50%, 10/1/33	157,863
173,523	Pool #749891, 5.00%, 9/1/33	185,117
105,210	Pool #749897, 4.50%, 9/1/33	110,083
215,439	Pool #753533, 5.00%, 11/1/33	229,835
42,944	Pool #755679, 6.00%, 1/1/34	44,275
54,621	Pool #755746, 5.50%, 12/1/33	58,867
40,023	Pool #763551, 5.50%, 3/1/34	43,081
90,762	Pool #763820, 5.50%, 1/1/34	97,816
504	Pool #765216, 5.00%, 1/1/19	504
12,228	Pool #773476, 5.50%, 7/1/19	12,230
44,684	Pool #776851, 6.00%, 10/1/34	46,121
694,441	Pool #777621, 5.00%, 2/1/34	740,843
121,654	Pool #781437, 6.00%, 8/1/34	127,692
80,990	Pool #781741, 6.00%, 9/1/34	84,466
11,208	Pool #781907, 5.00%, 2/1/21	11,213
135,572	Pool #781954, 5.00%, 6/1/34	144,665
153,524	Pool #781959, 5.50%, 6/1/34	165,252
255,315	Pool #783893, 5.50%, 12/1/34	274,820
72,468	Pool #783929, 5.50%, 10/1/34	78,005
14,153	Pool #788329, 6.50%, 8/1/34	14,191
115,939	Pool #797627, 5.00%, 7/1/35	123,366
109,197	Pool #798725, 5.50%, 11/1/34	117,539
95,129	Pool #799548, 6.00%, 9/1/34	100,341
909,517	Pool #806754, 4.50%, 9/1/34	952,138
320,907	Pool #806757, 6.00%, 9/1/34	340,658
656,899	Pool #806761, 5.50%, 9/1/34	707,082
112,576	Pool #808205, 5.00%, 1/1/35	120,127
193,224	Pool #815009, 5.00%, 4/1/35	205,602
93,742	Pool #817641, 5.00%, 11/1/35	99,747
118,451	Pool #820334, 5.00%, 9/1/35	126,039
298,698	Pool #820335, 5.00%, 9/1/35	317,832
176,043	Pool #820336, 5.00%, 9/1/35	187,320
250,017	Pool #822008, 5.00%, 5/1/35	266,032
169,946	Pool #829005, 5.00%, 8/1/35	180,832
37,415	Pool #829006, 5.50%, 9/1/35	40,391
162,209	Pool #829275, 5.00%, 8/1/35	172,599
154,405	Pool #829276, 5.00%, 8/1/35	164,296

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 110,626	Pool #829277, 5.00%, 8/1/35	$117,712
423,608	Pool #829649, 5.50%, 3/1/35	455,969
291,004	Pool #844361, 5.50%, 11/1/35	314,154
116,824	Pool #845245, 5.50%, 11/1/35	126,118
57,774	Pool #866969, 6.00%, 2/1/36	60,319
155,057	Pool #867569, 6.00%, 2/1/36	162,984
115,741	Pool #870599, 6.00%, 6/1/36	120,969
184,180	Pool #871072, 5.50%, 2/1/37	198,513
172,173	Pool #884693, 5.50%, 4/1/36	185,874
448,924	Pool #885724, 5.50%, 6/1/36	484,647
152,911	Pool #911730, 5.50%, 12/1/21	156,565
73,334	Pool #919368, 5.50%, 4/1/37	79,041
281,484	Pool #922582, 6.00%, 12/1/36	300,698
217,116	Pool #934941, 5.00%, 8/1/39	230,435
296,017	Pool #934942, 5.00%, 9/1/39	314,175
161,641	Pool #941204, 5.50%, 6/1/37	174,220
60,300	Pool #943394, 5.50%, 6/1/37	64,993
337,693	Pool #948600, 6.00%, 8/1/37	359,677
98,259	Pool #952598, 6.00%, 7/1/37	102,963
122,748	Pool #952623, 6.00%, 8/1/37	129,143
160,601	Pool #952678, 6.50%, 8/1/37	171,229
92,039	Pool #952693, 6.50%, 8/1/37	96,712
101,993	Pool #975769, 5.50%, 3/1/38	109,979
75,907	Pool #982898, 5.00%, 5/1/38	80,849
140,269	Pool #984842, 5.50%, 6/1/38	151,253
114,123	Pool #986239, 6.00%, 7/1/38	118,807
125,083	Pool #986957, 5.50%, 7/1/38	134,878
70,797	Pool #990510, 5.50%, 8/1/38	76,341
275,692	Pool #990511, 6.00%, 8/1/38	293,110
165,717	Pool #990617, 5.50%, 9/1/38	178,694
132,130	Pool #AA0526, 5.00%, 12/1/38	140,731
288,256	Pool #AA0645, 4.50%, 3/1/39	301,864
142,650	Pool #AA2243, 4.50%, 5/1/39	149,719
278,949	Pool #AA3142, 4.50%, 3/1/39	292,118
80,262	Pool #AA3143, 4.00%, 3/1/39	82,671
399,478	Pool #AA3206, 4.00%, 4/1/39	411,468
479,104	Pool #AA3207, 4.50%, 3/1/39	501,721
125,574	Pool #AA4468, 4.00%, 4/1/39	129,343
236,076	Pool #AA7042, 4.50%, 6/1/39	247,221
381,032	Pool #AA7658, 4.00%, 6/1/39	392,468
108,985	Pool #AA7659, 4.50%, 6/1/39	114,130
121,117	Pool #AA7741, 4.50%, 6/1/24	123,374
3,057,890	Pool #AB7798, 3.00%, 1/1/43	3,005,383
1,517,016	Pool #AB9204, 3.00%, 4/1/43	1,489,770
389,537	Pool #AC1463, 5.00%, 8/1/39	413,433
106,252	Pool #AC1464, 5.00%, 8/1/39	112,770
719,396	Pool #AC2109, 4.50%, 7/1/39	753,357
45,038	Pool #AC4394, 5.00%, 9/1/39	48,205

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 366,894	Pool #AC4395, 5.00%, 9/1/39	$389,454
121,164	Pool #AC5328, 5.00%, 10/1/39	128,597
239,675	Pool #AC5329, 5.00%, 10/1/39	254,267
290,097	Pool #AC6304, 5.00%, 11/1/39	307,892
215,189	Pool #AC6305, 5.00%, 11/1/39	228,389
143,762	Pool #AC6307, 5.00%, 12/1/39	152,515
313,769	Pool #AC6790, 5.00%, 12/1/39	333,016
1,342,148	Pool #AC7199, 5.00%, 12/1/39	1,423,864
527,400	Pool #AD1470, 5.00%, 2/1/40	559,510
1,214,501	Pool #AD1471, 4.50%, 2/1/40	1,271,835
169,827	Pool #AD1560, 5.00%, 3/1/40	180,292
978,311	Pool #AD1585, 4.50%, 2/1/40	1,024,495
361,884	Pool #AD1586, 5.00%, 1/1/40	383,917
610,349	Pool #AD1638, 4.50%, 2/1/40	638,798
151,826	Pool #AD1640, 4.50%, 3/1/40	158,903
1,510,289	Pool #AD1942, 4.50%, 1/1/40	1,581,586
312,087	Pool #AD1943, 5.00%, 1/1/40	331,089
821,156	Pool #AD1988, 4.50%, 2/1/40	859,431
383,079	Pool #AD2896, 5.00%, 3/1/40	407,585
483,007	Pool #AD4456, 4.50%, 4/1/40	505,520
730,473	Pool #AD4458, 4.50%, 4/1/40	764,521
488,419	Pool #AD4940, 4.50%, 6/1/40	511,388
103,208	Pool #AD4946, 4.50%, 6/1/40	108,062
299,856	Pool #AD5728, 5.00%, 4/1/40	319,039
379,568	Pool #AD7239, 4.50%, 7/1/40	397,419
178,045	Pool #AD7242, 4.50%, 7/1/40	186,475
184,232	Pool #AD7256, 4.50%, 7/1/40	192,954
536,681	Pool #AD7271, 4.50%, 7/1/40	561,696
275,371	Pool #AD7272, 4.50%, 7/1/40	288,408
281,685	Pool #AD8960, 5.00%, 6/1/40	299,705
237,854	Pool #AD9613, 4.50%, 8/1/40	248,940
922,904	Pool #AD9614, 4.50%, 8/1/40	965,922
328,917	Pool #AE2011, 4.00%, 9/1/40	338,685
1,649,428	Pool #AE2012, 4.00%, 9/1/40	1,698,413
158,343	Pool #AE2023, 4.00%, 9/1/40	163,045
690,475	Pool #AE5432, 4.00%, 10/1/40	710,981
345,628	Pool #AE5435, 4.50%, 9/1/40	361,738
350,561	Pool #AE5806, 4.50%, 9/1/40	367,047
563,789	Pool #AE5861, 4.00%, 10/1/40	580,532
527,157	Pool #AE5862, 4.00%, 10/1/40	542,813
365,272	Pool #AE5863, 4.00%, 10/1/40	376,120
296,844	Pool #AE6850, 4.00%, 10/1/40	305,659
227,952	Pool #AE6851, 4.00%, 10/1/40	234,721
161,073	Pool #AE7699, 4.00%, 11/1/40	165,857
477,373	Pool #AE7703, 4.00%, 10/1/40	491,550
847,488	Pool #AE7707, 4.00%, 11/1/40	872,657
388,692	Pool #AH0300, 4.00%, 11/1/40	400,236
624,081	Pool #AH0301, 3.50%, 11/1/40	629,883

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 49,404	Pool #AH0302, 4.00%, 11/1/40	$50,871
451,131	Pool #AH0306, 4.00%, 12/1/40	464,529
481,070	Pool #AH0508, 4.00%, 11/1/40	495,357
918,984	Pool #AH0537, 4.00%, 12/1/40	946,276
925,401	Pool #AH0914, 4.50%, 11/1/40	968,535
626,287	Pool #AH0917, 4.00%, 12/1/40	644,886
672,976	Pool #AH1077, 4.00%, 1/1/41	692,963
806,630	Pool #AH2973, 4.00%, 12/1/40	830,585
442,569	Pool #AH2980, 4.00%, 1/1/41	455,712
1,003,684	Pool #AH5656, 4.00%, 1/1/41	1,033,491
245,823	Pool #AH5657, 4.00%, 2/1/41	253,124
507,230	Pool #AH5658, 4.00%, 2/1/41	522,294
409,612	Pool #AH5662, 4.00%, 2/1/41	421,776
672,172	Pool #AH5882, 4.00%, 2/1/26	689,067
613,101	Pool #AH6764, 4.00%, 3/1/41	630,958
1,588,220	Pool #AH6768, 4.00%, 3/1/41	1,634,477
228,707	Pool #AH7277, 4.00%, 3/1/41	235,368
1,024,372	Pool #AH7281, 4.00%, 3/1/41	1,054,207
375,735	Pool #AH7526, 4.50%, 3/1/41	393,038
765,300	Pool #AH7537, 4.00%, 3/1/41	787,589
604,509	Pool #AH8878, 4.50%, 4/1/41	632,347
297,908	Pool #AH8885, 4.50%, 4/1/41	311,627
334,396	Pool #AH9050, 3.50%, 2/1/26	339,527
547,798	Pool #AI0114, 4.00%, 3/1/41	563,753
798,944	Pool #AI1846, 4.50%, 5/1/41	835,736
479,524	Pool #AI1847, 4.50%, 5/1/41	501,607
1,253,683	Pool #AI1848, 4.50%, 5/1/41	1,311,417
680,734	Pool #AI1849, 4.50%, 5/1/41	712,083
384,830	Pool #AJ0651, 4.00%, 8/1/41	396,038
313,276	Pool #AJ7668, 4.00%, 11/1/41	322,400
653,014	Pool #AJ9133, 4.00%, 1/1/42	672,033
4,964,117	Pool #AK2386, 3.50%, 2/1/42	5,004,031
733,383	Pool #AK6715, 3.50%, 3/1/42	739,087
862,979	Pool #AK6716, 3.50%, 3/1/42	869,692
675,560	Pool #AK6718, 3.50%, 2/1/42	680,815
624,320	Pool #AM0414, 2.87%, 9/1/27	603,749
443,527	Pool #AM0635, 2.55%, 10/1/22	441,160
889,921	Pool #AM1750, 3.04%, 12/1/30	846,925
2,902,335	Pool #AM4392, 3.79%, 10/1/23	3,011,563
234,797	Pool #AM6907, 3.68%, 10/1/32	233,480
1,480,089	Pool #AM7764, 3.05%, 1/1/27	1,468,628
938,903	Pool #AM7938, 2.59%, 12/1/25	912,129
932,269	Pool #AM8964, 2.65%, 5/1/25	913,877
286,184	Pool #AM9239, 3.03%, 6/1/25	286,003
481,703	Pool #AM9780, 3.31%, 3/1/31	472,169
350,000	Pool #AN0360, 3.95%, 12/1/45	349,355
1,082,007	Pool #AN0915, 3.01%, 2/1/26	1,077,048
317,809	Pool #AN1381, 2.56%, 8/1/26	306,053

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 958,762	Pool #AN2066, 2.75%, 7/1/26	$925,981
1,000,000	Pool #AN2398, 2.52%, 7/1/28	934,585
977,081	Pool #AN2746, 2.30%, 9/1/26	923,810
997,115	Pool #AN3157, 2.25%, 10/1/26	937,703
483,380	Pool #AN3919, 2.82%, 12/1/26	472,161
1,941,743	Pool #AN4408, 3.35%, 1/1/27	1,962,273
875,093	Pool #AN5053, 3.34%, 4/1/27	882,733
320,000	Pool #AN5468, 3.22%, 5/1/27	319,495
1,000,000	Pool #AN5848, 3.15%, 6/1/27	990,920
212,885	Pool #AN6580, 3.36%, 9/1/29	212,084
980,961	Pool #AN7154, 3.21%, 10/1/32	947,206
1,960,000	Pool #AN7490, 3.15%, 11/1/27	1,933,955
986,427	Pool #AN7904, 3.44%, 12/1/27	997,949
493,247	Pool #AN7982, 2.80%, 1/1/26	484,208
2,000,000	Pool #AN8055, 3.05%, 1/1/30	1,918,229
992,649	Pool #AN9057, 3.47%, 4/1/28	1,004,305
994,410	Pool #AN9844, 3.80%, 7/1/30	1,022,047
776,793	Pool #AO2923, 3.50%, 5/1/42	782,835
1,810,293	Pool #AO8029, 3.50%, 7/1/42	1,824,375
675,553	Pool #AP7483, 3.50%, 9/1/42	680,808
544,488	Pool #AQ6710, 2.50%, 10/1/27	538,055
1,623,579	Pool #AQ7193, 3.50%, 7/1/43	1,635,297
2,531,695	Pool #AR3088, 3.00%, 1/1/43	2,488,224
455,818	Pool #AR6928, 3.00%, 3/1/43	447,631
897,119	Pool #AS1916, 4.00%, 3/1/44	920,120
599,284	Pool #AS1917, 4.00%, 3/1/44	614,650
200,516	Pool #AS2129, 4.00%, 3/1/44	205,657
989,168	Pool #AS2439, 4.00%, 5/1/44	1,014,530
1,602,799	Pool #AS2784, 4.00%, 7/1/44	1,643,893
1,467,215	Pool #AS3244, 4.00%, 9/1/44	1,504,834
1,918,247	Pool #AS3494, 4.00%, 10/1/44	1,967,429
1,387,365	Pool #AS3726, 4.00%, 11/1/44	1,422,936
1,254,310	Pool #AS3728, 4.00%, 11/1/44	1,286,469
972,446	Pool #AS3926, 3.50%, 12/1/44	977,204
656,748	Pool #AS3929, 4.00%, 12/1/44	673,587
720,419	Pool #AS3930, 4.00%, 11/1/44	738,891
1,027,461	Pool #AS4070, 4.00%, 12/1/44	1,053,805
1,207,786	Pool #AS4388, 3.50%, 2/1/45	1,213,696
500,157	Pool #AS4390, 3.50%, 2/1/45	502,605
1,005,948	Pool #AS4732, 3.50%, 4/1/45	1,009,141
1,371,934	Pool #AS4743, 3.50%, 4/1/45	1,376,288
1,136,000	Pool #AS4905, 3.50%, 4/1/45	1,139,605
984,681	Pool #AS4910, 3.50%, 5/1/45	987,806
1,068,078	Pool #AS5118, 3.50%, 5/1/45	1,071,468
1,220,929	Pool #AS5341, 3.50%, 7/1/45	1,224,804
1,374,121	Pool #AS5576, 4.00%, 8/1/45	1,404,652
782,483	Pool #AS5919, 3.50%, 9/1/45	785,399
581,830	Pool #AS5922, 3.50%, 9/1/45	583,677

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$1,014,436	Pool #AS6303, 4.00%, 11/1/45	$1,036,975
1,311,334	Pool #AS6469, 4.00%, 12/1/45	1,340,469
515,288	Pool #AS6607, 4.00%, 1/1/46	526,737
1,505,594	Pool #AS6778, 3.50%, 3/1/46	1,509,195
1,140,097	Pool #AS6958, 3.50%, 4/1/46	1,142,823
1,472,049	Pool #AS7138, 3.50%, 5/1/46	1,475,569
785,843	Pool #AS7139, 3.50%, 5/1/46	787,722
1,825,088	Pool #AS7334, 3.00%, 6/1/46(a)	1,781,024
1,590,299	Pool #AS7335, 3.00%, 5/1/46	1,551,677
993,988	Pool #AS7336, 3.00%, 6/1/46	969,917
3,125,419	Pool #AS7504, 3.00%, 7/1/46	3,049,515
490,755	Pool #AS7516, 3.00%, 7/1/46	478,837
1,636,391	Pool #AS7517, 3.00%, 6/1/46	1,596,649
702,488	Pool #AS7518, 3.00%, 7/1/46	685,694
2,538,641	Pool #AS7674, 3.00%, 8/1/46	2,476,988
1,532,595	Pool #AS7676, 3.00%, 8/1/46(a)	1,495,375
1,243,569	Pool #AS8054, 3.00%, 10/1/46	1,213,368
1,036,546	Pool #AS8077, 3.00%, 10/1/46	1,011,372
1,490,513	Pool #AS8289, 3.00%, 10/1/46	1,454,315
2,804,061	Pool #AS8440, 3.00%, 11/1/46(a)	2,735,962
1,864,113	Pool #AS8441, 3.00%, 11/1/46(a)	1,818,841
2,111,595	Pool #AS8633, 3.50%, 1/1/47	2,116,645
1,373,161	Pool #AS8776, 3.50%, 2/1/47	1,376,444
788,653	Pool #AS9308, 4.00%, 2/1/47	804,788
1,891,878	Pool #AS9381, 4.00%, 4/1/47	1,930,585
1,618,388	Pool #AS9549, 4.00%, 5/1/47	1,651,499
2,907,284	Pool #AS9550, 4.00%, 5/1/47	2,966,765
1,315,197	Pool #AS9727, 3.50%, 6/1/47	1,315,236
880,500	Pool #AS9728, 3.50%, 6/1/47	880,565
1,157,679	Pool #AS9729, 4.00%, 6/1/47	1,181,365
1,255,449	Pool #AS9825, 4.00%, 6/1/47	1,281,134
1,107,323	Pool #AT2688, 3.00%, 5/1/43	1,087,435
396,158	Pool #AT2691, 3.00%, 5/1/43	389,043
724,098	Pool #AT3963, 2.50%, 3/1/28	713,825
346,066	Pool #AT7873, 2.50%, 6/1/28	341,156
480,835	Pool #AU0971, 3.50%, 8/1/43	484,305
601,472	Pool #AU2165, 3.50%, 7/1/43	605,813
842,038	Pool #AU2188, 3.50%, 8/1/43	848,116
777,482	Pool #AU3700, 3.50%, 8/1/43	783,093
404,469	Pool #AU6054, 4.00%, 9/1/43	415,977
468,938	Pool #AU6718, 4.00%, 10/1/43	482,279
880,945	Pool #AU7003, 4.00%, 11/1/43	906,008
688,749	Pool #AU7005, 4.00%, 11/1/43	708,344
870,970	Pool #AV0679, 4.00%, 12/1/43	895,749
465,919	Pool #AV9282, 4.00%, 2/1/44	475,445
889,895	Pool #AW0993, 4.00%, 5/1/44	914,649
270,214	Pool #AW1565, 4.00%, 4/1/44	277,142
204,592	Pool #AW3671, 4.00%, 4/1/44	208,941

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 937,194	Pool #AW5046, 4.00%, 7/1/44	$961,223
865,717	Pool #AW5047, 4.00%, 7/1/44	887,913
461,854	Pool #AW7040, 4.00%, 6/1/44	471,672
732,030	Pool #AW8629, 3.50%, 5/1/44	735,612
961,163	Pool #AX2884, 3.50%, 11/1/44	965,867
1,693,753	Pool #AX4860, 3.50%, 12/1/44	1,702,041
1,026,251	Pool #AY0075, 3.50%, 11/1/44	1,031,273
1,236,339	Pool #AY1389, 3.50%, 4/1/45	1,240,263
1,126,454	Pool #AY3435, 3.50%, 5/1/45	1,130,029
658,208	Pool #AY5571, 3.50%, 6/1/45	660,297
1,428,422	Pool #BC0802, 3.50%, 4/1/46	1,431,838
1,414,128	Pool #BC0804, 3.50%, 4/1/46	1,417,509
976,084	Pool #BC1135, 3.00%, 6/1/46	952,379
1,566,356	Pool #BD5021, 3.50%, 2/1/47	1,570,102
2,106,659	Pool #BD7140, 4.00%, 4/1/47	2,149,760
2,299,252	Pool #BE4232, 3.00%, 12/1/46	2,243,744
1,427,527	Pool #BE9743, 3.50%, 4/1/47	1,427,570
2,421,140	Pool #BH2665, 3.50%, 9/1/47	2,421,212
1,267,653	Pool #BH4071, 3.50%, 10/1/47	1,267,747
1,427,354	Pool #BH4659, 4.00%, 6/1/47(a)	1,456,557
2,356,713	Pool #BJ0657, 4.00%, 2/1/48	2,403,229
1,071,116	Pool #BJ2670, 4.00%, 4/1/48	1,092,257
1,971,432	Pool #BJ5158, 4.00%, 4/1/48	2,010,344
934,848	Pool #BK7685, 4.00%, 10/1/48	953,755
1,323,474	Pool #BK7924, 4.00%, 11/1/48	1,349,597
2,761,053	Pool #CA0114, 3.50%, 8/1/47(a)	2,761,135
1,019,417	Pool #CA0115, 3.50%, 8/1/47	1,019,448
1,021,551	Pool #CA0268, 3.50%, 8/1/47	1,022,622
2,881,424	Pool #CA0334, 3.50%, 9/1/47(a)	2,881,637
2,956,915	Pool #CA0534, 3.50%, 10/1/47	2,957,134
1,189,805	Pool #CA0536, 3.50%, 10/1/47	1,189,840
1,094,710	Pool #CA0551, 4.00%, 10/1/47	1,117,107
946,226	Pool #CA0565, 3.50%, 10/1/47	946,389
1,564,896	Pool #CA0742, 3.50%, 11/1/47	1,564,942
1,053,464	Pool #CA0743, 3.50%, 11/1/47	1,057,407
1,192,694	Pool #CA0825, 3.50%, 12/1/47	1,192,729
1,818,086	Pool #CA0909, 3.50%, 12/1/47(a)	1,818,140
1,448,307	Pool #CA0981, 3.50%, 12/1/47	1,448,350
2,794,731	Pool #CA1069, 3.50%, 1/1/48	2,794,814
1,781,746	Pool #CA1070, 3.50%, 1/1/48(a)	1,781,878
1,414,718	Pool #CA1115, 3.50%, 1/1/48	1,414,760
1,057,378	Pool #CA1116, 3.50%, 1/1/48	1,059,053
1,913,450	Pool #CA1130, 3.50%, 1/1/48	1,913,507
1,880,153	Pool #CA1131, 3.50%, 2/1/48	1,880,208
1,852,912	Pool #CA1132, 3.50%, 1/1/48(a)	1,852,967
1,876,348	Pool #CA1133, 3.50%, 2/1/48	1,876,404
1,953,143	Pool #CA1134, 3.50%, 1/1/48(a)	1,953,201
1,889,665	Pool #CA1137, 3.50%, 2/1/48	1,889,721

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$1,873,573	Pool #CA1140, 3.50%, 1/1/48(a)	$1,873,628
1,850,229	Pool #CA1144, 3.50%, 2/1/48(a)	1,850,366
4,713,102	Pool #CA1152, 3.50%, 2/1/48	4,713,242
1,068,036	Pool #CA1160, 3.50%, 2/1/48	1,069,732
1,122,041	Pool #CA1161, 3.50%, 2/1/48	1,122,002
1,017,623	Pool #CA1162, 3.50%, 2/1/48	1,017,653
1,447,396	Pool #CA1338, 4.00%, 3/1/48	1,476,374
1,848,404	Pool #CA1339, 3.50%, 3/1/48	1,848,340
1,933,896	Pool #CA1418, 4.00%, 3/1/48	1,972,067
1,407,877	Pool #CA1420, 4.00%, 3/1/48	1,435,665
1,106,798	Pool #CA1468, 4.00%, 3/1/48	1,128,643
2,725,623	Pool #CA1469, 4.00%, 3/1/48	2,780,192
1,122,816	Pool #CA1471, 4.00%, 3/1/48	1,145,524
4,913,579	Pool #CA1507, 4.00%, 4/1/48	5,010,562
1,086,385	Pool #CA1610, 3.50%, 3/1/48	1,086,468
1,500,699	Pool #CA1611, 4.00%, 4/1/48	1,531,050
1,079,864	Pool #CA1612, 3.50%, 4/1/48	1,079,878
1,191,119	Pool #CA1613, 4.00%, 4/1/48	1,214,629
1,388,539	Pool #CA2381, 4.00%, 9/1/48	1,415,945
1,004,690	Pool #CA2440, 4.00%, 9/1/48	1,024,521
1,042,014	Pool #CA2441, 4.00%, 10/1/48	1,063,088
544,624	Pool #CA2442, 4.00%, 10/1/48	556,772
1,105,583	Pool #CA2443, 4.00%, 10/1/48	1,127,943
1,119,012	Pool #CA2468, 4.00%, 10/1/48	1,141,644
925,264	Pool #CA2594, 4.00%, 11/1/48	948,190
53,937	Pool #MC0013, 5.50%, 12/1/38	58,160
88,253	Pool #MC0014, 5.50%, 12/1/38	95,163
72,211	Pool #MC0016, 5.50%, 11/1/38	77,866
141,116	Pool #MC0038, 4.50%, 3/1/39	147,865
48,503	Pool #MC0059, 4.00%, 4/1/39	49,959
85,752	Pool #MC0081, 4.00%, 5/1/39	88,326
45,321	Pool #MC0112, 4.50%, 6/1/39	47,566
90,967	Pool #MC0127, 4.50%, 7/1/39	95,317
59,482	Pool #MC0135, 4.50%, 6/1/39	62,326
507,116	Pool #MC0154, 4.50%, 8/1/39	531,056
90,977	Pool #MC0160, 4.50%, 8/1/39	95,328
212,721	Pool #MC0171, 4.50%, 9/1/39	222,763
311,140	Pool #MC0177, 4.50%, 9/1/39	325,828
123,533	Pool #MC0270, 4.50%, 3/1/40	129,343
361,033	Pool #MC0325, 4.50%, 7/1/40	378,126
92,291	Pool #MC0426, 4.50%, 1/1/41	96,593
522,333	Pool #MC0584, 4.00%, 1/1/42	537,545
161,689	Pool #MC0585, 4.00%, 1/1/42	166,398
63,944	Pool #MC3344, 5.00%, 12/1/38	68,107

		323,183,744

Freddie Mac — 15.07%
125,232	Pool #A10548, 5.00%, 6/1/33	133,537

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$215,666	Pool #A12237, 5.00%, 8/1/33	$229,969
86,267	Pool #A12969, 4.50%, 8/1/33	90,218
33,599	Pool #A12985, 5.00%, 8/1/33	35,827
56,500	Pool #A12986, 5.00%, 8/1/33	60,246
38,386	Pool #A14028, 4.50%, 9/1/33	40,144
129,358	Pool #A14325, 5.00%, 9/1/33	137,937
78,998	Pool #A15268, 6.00%, 10/1/33	82,411
259,832	Pool #A15579, 5.50%, 11/1/33	279,899
45,658	Pool #A17393, 5.50%, 12/1/33	49,184
106,903	Pool #A17397, 5.50%, 1/1/34	115,159
231,842	Pool #A18617, 5.50%, 1/1/34	249,747
171,808	Pool #A19019, 5.50%, 2/1/34	185,077
80,911	Pool #A20070, 5.50%, 3/1/34	87,062
302,591	Pool #A20540, 5.50%, 4/1/34	325,598
101,069	Pool #A21679, 5.50%, 4/1/34	108,754
160,808	Pool #A23192, 5.00%, 5/1/34	171,509
415,428	Pool #A25310, 5.00%, 6/1/34	443,073
170,107	Pool #A25311, 5.00%, 6/1/34	181,427
59,152	Pool #A28241, 5.50%, 10/1/34	63,649
9,180	Pool #A30055, 5.00%, 11/1/34	9,791
177,334	Pool #A30591, 6.00%, 12/1/34	187,593
235,830	Pool #A31135, 5.50%, 12/1/34	253,760
226,019	Pool #A33167, 5.00%, 1/1/35	241,060
201,939	Pool #A34999, 5.50%, 4/1/35	217,918
405,747	Pool #A37185, 5.00%, 9/1/35	431,584
185,875	Pool #A38830, 5.00%, 5/1/35	197,711
91,935	Pool #A40538, 5.00%, 12/1/35	97,789
91,564	Pool #A42095, 5.50%, 1/1/36	98,809
107,845	Pool #A42097, 5.00%, 1/1/36	114,712
162,772	Pool #A42098, 5.50%, 1/1/36	175,652
318,511	Pool #A42803, 5.50%, 2/1/36	343,715
98,945	Pool #A42805, 6.00%, 2/1/36	103,271
123,835	Pool #A44639, 5.50%, 3/1/36	133,624
263,460	Pool #A45396, 5.00%, 6/1/35	280,236
143,037	Pool #A46321, 5.50%, 7/1/35	154,356
199,050	Pool #A46746, 5.50%, 8/1/35	214,801
87,497	Pool #A46996, 5.50%, 9/1/35	94,420
146,137	Pool #A46997, 5.50%, 9/1/35	157,701
129,206	Pool #A47552, 5.00%, 11/1/35	137,433
236,612	Pool #A47553, 5.00%, 11/1/35	251,679
83,083	Pool #A47554, 5.50%, 11/1/35	89,658
150,638	Pool #A48789, 6.00%, 5/1/36	157,651
80,339	Pool #A49013, 6.00%, 5/1/36	84,127
264,139	Pool #A49844, 6.00%, 6/1/36	279,419
12,296	Pool #A49845, 6.50%, 6/1/36	12,310
77,924	Pool #A50128, 6.00%, 6/1/36	80,270
190,709	Pool #A59530, 5.50%, 4/1/37	205,463
192,983	Pool #A59964, 5.50%, 4/1/37	207,913

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 80,332	Pool #A61754, 5.50%, 5/1/37	$ 86,547
93,700	Pool #A61915, 5.50%, 6/1/37	100,949
140,835	Pool #A61916, 6.00%, 6/1/37	147,481
100,119	Pool #A63456, 5.50%, 6/1/37	107,865
148,651	Pool #A64012, 5.50%, 7/1/37	160,151
319,883	Pool #A66061, 5.50%, 8/1/37	344,631
129,228	Pool #A66122, 6.00%, 8/1/37	135,739
201,771	Pool #A68766, 6.00%, 10/1/37	214,841
60,852	Pool #A70292, 5.50%, 7/1/37	65,559
111,292	Pool #A75113, 5.00%, 3/1/38	118,484
88,191	Pool #A76187, 5.00%, 4/1/38	93,891
694,990	Pool #A91887, 5.00%, 4/1/40	737,472
158,005	Pool #A92388, 4.50%, 5/1/40	165,402
429,597	Pool #A93962, 4.50%, 9/1/40	449,708
405,044	Pool #A95573, 4.00%, 12/1/40	417,037
264,605	Pool #A96339, 4.00%, 12/1/40	272,440
307,884	Pool #A97099, 4.00%, 1/1/41	317,001
446,949	Pool #A97715, 4.00%, 3/1/41	459,916
371,385	Pool #A97716, 4.50%, 3/1/41	388,411
28,617	Pool #B31140, 6.50%, 10/1/31	28,909
52,778	Pool #B31532, 5.00%, 5/1/34	56,291
80,205	Pool #B31546, 5.50%, 5/1/34	86,303
48,824	Pool #B31547, 5.50%, 5/1/34	52,537
80,836	Pool #B31551, 5.50%, 6/1/34	86,982
57,270	Pool #B31587, 5.00%, 11/1/34	61,082
55,923	Pool #B31588, 5.50%, 11/1/34	60,175
674	Pool #B50450, 4.50%, 1/1/19	674
138	Pool #B50470, 4.50%, 4/1/19	138
16,509	Pool #B50496, 5.50%, 9/1/19	16,516
4,348	Pool #B50499, 5.00%, 11/1/19	4,348
8,520	Pool #B50504, 5.50%, 11/1/19	8,521
21,557	Pool #B50506, 5.00%, 11/1/19	21,569
31,493	Pool #C37233, 7.50%, 2/1/30	32,078
99,859	Pool #C51686, 6.50%, 5/1/31	106,226
48,656	Pool #C53210, 6.50%, 6/1/31	50,665
40,883	Pool #C60020, 6.50%, 11/1/31	42,237
44,183	Pool #C65616, 6.50%, 3/1/32	45,516
35,317	Pool #C73273, 6.00%, 11/1/32	36,018
154,799	Pool #C73525, 6.00%, 11/1/32	166,297
50,086	Pool #C74672, 5.50%, 11/1/32	53,945
77,145	Pool #C77844, 5.50%, 3/1/33	83,103
55,302	Pool #C77845, 5.50%, 3/1/33	59,573
21,756	Pool #J00980, 5.00%, 1/1/21	21,779
363	Pool #J05466, 5.50%, 6/1/22	363
374,929	Pool #J21142, 2.50%, 11/1/27	370,067
148,283	Pool #Q00465, 4.50%, 4/1/41	155,081
662,651	Pool #Q05867, 3.50%, 12/1/41	667,853
368,172	Pool #Q06239, 3.50%, 1/1/42	371,062

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 309,773	Pool #Q06406, 4.00%, 2/1/42	$318,760
1,212,982	Pool #Q17662, 3.00%, 4/1/43	1,190,828
1,044,725	Pool #Q18754, 3.00%, 6/1/43	1,025,644
681,239	Pool #Q18772, 3.00%, 6/1/43	668,797
949,187	Pool #Q32756, 3.00%, 4/1/45	929,279
803,275	Pool #Q33966, 3.50%, 6/1/45	805,668
797,209	Pool #Q41900, 3.50%, 7/1/46	798,960
1,024,213	Pool #Q41901, 3.50%, 7/1/46	1,026,462
1,295,604	Pool #Q43155, 3.00%, 9/1/46	1,263,746
1,396,197	Pool #Q43157, 3.00%, 9/1/46	1,361,866
1,142,188	Pool #Q59101, 4.00%, 9/1/48	1,164,628
1,095,490	Pool #Q59453, 4.00%, 11/1/48	1,117,002
997,093	Pool #V82990, 4.00%, 3/1/47	1,017,402
786,444	Pool #V83121, 3.50%, 3/1/47	786,347
2,669,885	Pool #V83123, 4.00%, 5/1/47	2,724,268
1,847,361	Pool #V83124, 3.50%, 4/1/47	1,847,051
1,948,920	Pool #V83185, 3.50%, 5/1/47	1,948,680
1,852,168	Pool #V83186, 4.00%, 5/1/47	1,889,895
1,848,294	Pool #V83446, 3.50%, 9/1/47	1,848,066
2,117,310	Pool #V83528, 3.50%, 11/1/47	2,117,049
1,315,424	Pool #V83558, 3.50%, 10/1/47	1,316,543
874,840	Pool #V83568, 3.50%, 11/1/47	874,693
1,858,177	Pool #V83750, 3.50%, 12/1/47	1,857,865
4,957,784	Pool #V83890, 3.50%, 2/1/48(a)	4,956,952
1,392,698	Pool #V83900, 3.50%, 1/1/48	1,392,464
3,066,987	Pool #V83915, 3.50%, 1/1/48	3,066,472
3,455,828	Pool #V83916, 4.00%, 1/1/48	3,526,220
1,016,240	Pool #V84044, 4.00%, 1/1/48	1,036,940
1,404,183	Pool #V84506, 4.00%, 7/1/48	1,431,900
1,073,926	Pool #V84589, 4.50%, 8/1/48	1,112,372
1,486,586	Pool #V84603, 4.00%, 8/1/48	1,516,164
1,593,695	Pool #WA3103, 3.30%, 2/1/27	1,575,360
2,000,000	Pool #WN3000, 3.14%, 1/1/28	1,977,964
1,040,126	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(b)	1,012,913
1,959,477	Series 2017-SB43, Class A10F, 3.00%, 10/25/27(b)	1,912,046
987,883	Series 2017-SB43, Class A10H, (LIBOR USD 1-Month + 3.190%), 3.20%, 10/25/37(c)	969,975
1,707,798	Series 2017-SB44, Class A10F, 3.03%, 11/25/27(b)	1,669,166
626,251	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(b)	616,986
3,783,504	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(b)	3,745,309
4,914,299	Series 2018-SB48, Class A10F, 3.37%, 2/25/28(b)	4,890,542
498,402	Series 2018-SB50, Class A7F, 3.13%, 4/25/25(b)	499,881
498,465	Series 2018-SB52, Class A10F, 3.48%, 6/25/28(b)	497,640
1,097,942	Series 2018-SB53, Class A10F, 3.66%, 6/25/28(b)	1,107,879
1,500,000	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(b)	1,514,177
1,000,000	Series-K158, Class A2, 3.90%, 12/25/30	1,041,898

		86,585,005

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

Ginnie Mae — 24.24%
$ 84,744	Pool #409117, 5.50%, 6/20/38	$87,971
671,160	Pool #442423, 4.00%, 9/20/41	692,870
95,367	Pool #487643, 5.00%, 2/15/39	101,953
235,730	Pool #616936, 5.50%, 1/15/36	264,463
276,733	Pool #617904, 5.75%, 9/15/23	276,789
1,241,264	Pool #618363, 4.00%, 9/20/41	1,281,415
449,858	Pool #624106, 5.13%, 3/15/34	449,830
314,643	Pool #654705, 4.00%, 9/20/41	324,821
397,247	Pool #664269, 5.85%, 6/15/38	396,581
24,509	Pool #675509, 5.50%, 6/15/38	24,676
160,866	Pool #697672, 5.50%, 12/15/38	168,897
270,597	Pool #697814, 5.00%, 2/15/39	289,260
357,930	Pool #697885, 4.50%, 3/15/39	374,225
109,810	Pool #698112, 4.50%, 5/15/39	114,809
513,183	Pool #698113, 4.50%, 5/15/39	536,546
128,363	Pool #699294, 5.63%, 9/20/38	134,352
1,553,436	Pool #713519, 6.00%, 7/15/39	1,741,140
114,506	Pool #714561, 4.50%, 6/15/39	119,719
273,498	Pool #716822, 4.50%, 4/15/39	285,949
233,547	Pool #716823, 4.50%, 4/15/39	244,180
117,823	Pool #717132, 4.50%, 5/15/39	123,187
507,944	Pool #720080, 4.50%, 6/15/39	531,068
227,851	Pool #720521, 5.00%, 8/15/39	243,586
283,443	Pool #724629, 5.00%, 7/20/40	300,471
738,523	Pool #726550, 5.00%, 9/15/39	789,525
272,987	Pool #729018, 4.50%, 2/15/40	285,415
368,312	Pool #729346, 4.50%, 7/15/41	384,417
411,978	Pool #738844, 3.50%, 10/15/41	417,692
162,835	Pool #738845, 3.50%, 10/15/41	165,094
1,032,218	Pool #738862, 4.00%, 10/15/41	1,065,701
321,021	Pool #747241, 5.00%, 9/20/40	340,307
763,855	Pool #748654, 3.50%, 9/15/40	773,507
151,126	Pool #748846, 4.50%, 9/20/40	158,267
406,241	Pool #757016, 3.50%, 11/15/40	411,374
301,634	Pool #757017, 4.00%, 12/15/40	311,617
546,949	Pool #759297, 4.00%, 1/20/41	565,176
242,887	Pool #759298, 4.00%, 2/20/41	250,981
261,223	Pool #762877, 4.00%, 4/15/41	269,696
179,957	Pool #763564, 4.50%, 5/15/41	188,459
286,934	Pool #770391, 4.50%, 6/15/41	299,481
386,190	Pool #770481, 4.00%, 8/15/41	398,717
44,931	Pool #770482, 4.50%, 8/15/41	47,254
533,781	Pool #770517, 4.00%, 8/15/41	551,095
372,780	Pool #770529, 4.00%, 8/15/41	384,873
528,322	Pool #770537, 4.00%, 8/15/41	545,459
371,508	Pool #770738, 4.50%, 6/20/41	388,784
528,799	Pool #779592, 4.00%, 11/20/41	545,905

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 126,485	Pool #779593, 4.00%, 11/20/41	$130,576
466,817	Pool #AA6312, 3.00%, 4/15/43	462,896
502,102	Pool #AA6424, 3.00%, 5/15/43	497,885
1,151,723	Pool #AB2733, 3.50%, 8/15/42	1,167,185
2,051,398	Pool #AB2745, 3.00%, 8/15/42	2,032,422
1,675,251	Pool #AB2841, 3.00%, 9/15/42	1,659,755
512,857	Pool #AB2843, 3.00%, 9/15/42	508,113
122,116	Pool #AB2852, 3.50%, 9/15/42	123,755
5,285,357	Pool #AC9541, 2.12%, 2/15/48	5,038,029
499,343	Pool #AE6946, 3.00%, 6/15/43	495,149
181,557	Pool #AE8253, 4.00%, 2/20/44	187,206
517,568	Pool #AG8915, 4.00%, 2/20/44	534,424
964,221	Pool #AK6446, 3.00%, 1/15/45	953,432
733,009	Pool #AK7036, 3.00%, 4/15/45	724,889
1,027,937	Pool #AO3594, 3.50%, 8/20/45	1,038,943
559,693	Pool #AO8336, 3.50%, 9/20/45	565,685
846,887	Pool #AP3887, 3.50%, 9/20/45	855,955
629,620	Pool #AR4919, 3.50%, 3/20/46	635,261
1,147,900	Pool #AR4970, 3.50%, 4/20/46	1,158,184
1,462,423	Pool #AR9008, 3.00%, 5/20/46	1,441,967
1,749,150	Pool #AS2837, 3.50%, 3/20/46	1,764,820
889,294	Pool #AS2921, 3.50%, 4/20/46	897,261
826,954	Pool #AS4332, 3.00%, 6/20/46	815,387
833,956	Pool #AS5511, 3.50%, 3/20/46	841,427
1,529,861	Pool #AX7237, 3.50%, 11/20/46	1,543,567
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(b)	636,903
2,102,184	Series 2012-107, Class A, 1.15%, 1/16/45	1,866,373
1,600,000	Series 2012-112, Class B, 2.61%, 1/16/53(b)	1,497,295
4,560,890	Series 2012-114, Class A, 2.10%, 1/16/53(b)	4,266,081
1,946,748	Series 2012-115, Class A, 2.13%, 4/16/45	1,826,032
2,324,783	Series 2012-120, Class A, 1.90%, 2/16/53	2,152,897
1,092,304	Series 2012-131, Class A, 1.90%, 2/16/53	1,011,595
516,530	Series 2012-144, Class AD, 1.77%, 1/16/53	475,152
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	5,790,410
149,347	Series 2012-35, Class C, 3.25%, 11/16/52(b)	147,662
1,600,000	Series 2012-45, Class C, 3.31%, 4/16/53(b)	1,584,886
1,243,111	Series 2012-53, Class AC, 2.38%, 12/16/43	1,191,057
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	7,472,080
362,602	Series 2012-70, Class A, 1.73%, 5/16/42	352,327
395,725	Series 2012-72, Class A, 1.72%, 5/16/42	388,920
1,345,424	Series 2012-78, Class A, 1.68%, 3/16/44	1,295,723
748,885	Series 2013-101, Class AG, 1.76%, 4/16/38	728,473
704,284	Series 2013-105, Class A, 1.71%, 2/16/37	679,968
926,213	Series 2013-107, Class A, 2.00%, 5/16/40	888,922
399,656	Series 2013-126, Class BK, 2.45%, 10/16/47(b)	377,355
268,616	Series 2013-127, Class A, 2.00%, 3/16/52	263,069
653,445	Series 2013-17, Class A, 1.13%, 1/16/49	595,765
681,449	Series 2013-29, Class AB, 1.77%, 10/16/45	633,597

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 668,850	Series 2013-33, Class A, 1.06%, 7/16/38	$626,853
1,918,701	Series 2013-63, Class AB, 1.38%, 3/16/45	1,751,506
1,211,185	Series 2013-97, Class AC, 2.00%, 6/16/45	1,130,818
579,385	Series 2014-148, Class A, 2.65%, 11/16/43	572,978
2,498,755	Series 2014-172, Class AF, 2.50%, 9/16/41	2,458,477
21,752	Series 2014-47, Class AB, 2.25%, 8/16/40	21,686
239,239	Series 2014-54, Class AB, 2.62%, 10/16/43	237,524
334,778	Series 2014-77, Class AC, 2.35%, 10/16/40	329,913
607,902	Series 2014-82, Class AB, 2.40%, 5/16/45	592,893
121,163	Series 2015-107, Class AB, 2.50%, 11/16/49	115,454
2,536,875	Series 2015-114, Class AD, 2.50%, 11/15/51	2,439,665
948,721	Series 2015-128, Class AD, 2.50%, 12/16/50	910,865
726,228	Series 2015-130, Class AH, 2.90%, 8/16/47(b)	713,849
2,697,140	Series 2015-135, Class AC, 2.35%, 4/16/49	2,551,497
986,543	Series 2015-136, Class AC, 2.50%, 3/16/47	948,635
708,068	Series 2015-15, Class A, 2.00%, 11/16/48	660,466
1,527,880	Series 2015-154, Class AD, 2.50%, 5/16/54	1,446,240
933,749	Series 2015-171, Class DA, 2.37%, 3/16/46	885,213
1,272,544	Series 2015-2, Class A, 2.50%, 12/16/44	1,247,966
1,440,262	Series 2015-22, Class A, 2.40%, 8/16/47	1,377,857
1,863,183	Series 2015-70, Class AB, 2.30%, 11/16/48	1,758,342
341,090	Series 2015-75, Class A, 3.00%, 2/16/44	337,709
316,592	Series 2015-98, Class AB, 2.20%, 11/16/43	303,173
647,455	Series 2016-11, Class AD, 2.25%, 11/16/43	623,011
912,008	Series 2016-14, Class AB, 2.15%, 8/16/42	867,952
1,793,443	Series 2016-152, Class EA, 2.20%, 8/15/58	1,664,291
2,365,366	Series 2016-157, Class AC, 2.00%, 11/16/50	2,204,954
891,017	Series 2016-26, Class A, 2.25%, 12/16/55	853,782
717,794	Series 2016-28, Class AB, 2.40%, 11/16/55	695,768
752,433	Series 2016-36, Class AB, 2.30%, 6/16/56	714,242
816,547	Series 2016-39, Class AH, 2.50%, 9/16/44	790,288
1,029,980	Series 2016-50, Class A, 2.30%, 7/16/52	980,482
2,272,187	Series 2016-64, Class CA, 2.30%, 3/16/45	2,163,948
1,895,236	Series 2016-67, Class A, 2.30%, 7/16/56	1,804,994
948,423	Series 2016-94, Class AC, 2.20%, 8/16/57	880,296
816,752	Series 2016-96, Class BA, 1.95%, 3/16/43	772,066
1,467,693	Series 2017-127, Class AB, 2.50%, 2/16/59	1,377,712
1,472,983	Series 2017-135, Class AE, 2.60%, 10/16/58	1,391,295
979,963	Series 2017-140, Class A, 2.50%, 2/16/59	918,934
489,740	Series 2017-157, Class AH, 2.55%, 2/16/53	467,170
1,453,507	Series 2017-23, Class AC, 2.30%, 3/16/57	1,382,388
1,911,597	Series 2017-41, Class AC, 2.25%, 3/16/57	1,811,644
1,161,727	Series 2017-46, Class A, 2.50%, 11/16/57	1,089,498
2,103,662	Series 2017-71, Class AS, 2.70%, 4/16/57	2,013,119
931,423	Series 2017-9, Class AE, 2.40%, 9/16/50	883,424
3,888,023	Series 2017-94, Class AH, 2.60%, 2/16/59	3,678,906
1,370,431	Series 2018-2, Class AD, 2.40%, 3/16/59	1,299,306

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 986,087	Series 2018-26, Class AD, 2.50%, 3/16/52	$948,084
2,461,936	Series 2018-3, Class AG, 2.50%, 10/16/58	2,328,873

		138,870,275

Total U.S. Government Agency Backed Mortgages		548,639,024

(Cost $559,125,106)

U.S. Government Agency Obligations — 5.28%
Small Business Administration — 5.26%
323,350	0.88%, 1/1/32(d)	336,685
4,908,813	1.26%, 7/18/30(d),(e),(f)	110,645
108,817	(Prime Index - 2.700%), 2.55%, 3/25/29(c)	106,499
151,706	(Prime Index - 2.650%), 2.60%, 3/25/28(c)	149,417
674,812	(Prime Index - 2.600%), 2.65%, 7/25/41(c)	666,985
693,351	(Prime Index - 2.600%), 2.65%, 9/25/41(c)	685,303
439,590	(Prime Index - 2.600%), 2.65%, 9/25/41(c)	434,460
794,569	(Prime Index - 2.600%), 2.65%, 7/25/42(c)	784,565
1,785,314	(Prime Index - 2.550%), 2.70%, 7/25/42(c)	1,766,011
376,313	(Prime Index - 2.525%), 2.73%, 11/25/41(c)	372,524
908,534	(Prime Index - 2.500%), 2.75%, 2/25/28(c)	891,580
34,338	3.36%, 7/1/21(d)	35,253
958,312	3.36%, 7/8/24(d)	1,016,721
17,302	3.61%, 4/4/20(d)	17,533
345,628	3.85%, 9/16/34(d)	367,330
1,205,074	(Prime Index - 1.400%), 3.85%, 7/25/41(c)	1,241,383
2,382,413	(Prime Index - 0.675%), 4.58%, 9/25/43(c)	2,535,289
630,958	(Prime Index - 0.404%), 4.85%, 11/25/27(c)	658,618
413,669	(Prime Index - 0.149%), 5.10%, 2/25/40(c)	438,551
42,511	5.13%, 2/28/24(d)	44,832
857,021	(Prime Index - 0.021%), 5.23%, 7/25/29(c)	910,521
155,777	(Prime Index + 0.031%), 5.28%, 12/25/40(c)	167,426
1,101,863	(Prime Index + 0.100%), 5.35%, 8/25/29(c)	1,169,955
919,795	(Prime Index + 0.164%), 5.41%, 6/25/29(c)	976,884
1,004,883	(Prime Index + 0.197%), 5.44%, 11/25/28(c)	1,067,465
262,836	(Prime Index + 0.355%), 5.61%, 2/25/26(c)	275,534
873,720	(Prime Index + 0.687%), 5.94%, 3/25/30(c)	943,170
158,347	(Prime Index + 0.700%), 5.95%, 2/25/28(c)	169,390
146,769	(Prime Index + 0.746%), 6.00%, 8/25/27(c)	156,213
636,644	(Prime Index + 0.770%), 6.03%, 9/25/28(c)	683,095
875,183	(Prime Index + 0.790%), 6.04%, 2/25/28(c)	939,981
281,791	(Prime Index + 0.805%), 6.06%, 6/25/28(c)	301,721
617,455	(Prime Index + 0.811%), 6.06%, 3/25/29(c)	666,328
1,484,124	(Prime Index + 0.832%), 6.08%, 6/25/29(c)	1,600,864
324,684	(Prime Index + 0.830%), 6.08%, 2/25/30(c)	350,932
1,245,445	(Prime Index + 0.845%), 6.10%, 2/25/29(c)	1,342,891
1,111,629	(Prime Index + 0.845%), 6.10%, 5/25/29(c)	1,200,872
789,810	(Prime Index + 0.883%), 6.13%, 7/25/30(c)	856,358
323,745	(Prime Index + 0.891%), 6.15%, 1/25/29(c)	349,188

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 636,992	(Prime Index + 0.938%), 6.19%, 7/25/29(c)	$690,100
146,408	(Prime Index + 0.976%), 6.23%, 11/25/28(c)	159,483
1,369,963	(Prime Index + 1.137%), 6.39%, 9/25/28(c)	1,480,489
713,735	(Prime Index + 1.186%), 6.44%, 5/25/29(c)	775,578
131,094	(Prime Index + 1.198%), 6.45%, 11/25/26(c)	139,921
73,652	(Prime Index + 1.588%), 6.82%, 7/25/28(c)	80,412

		30,114,955

United States Department of Agriculture — 0.02%
141,703	5.38%, 10/26/22(d)	145,670

Total U.S. Government Agency Obligations		30,260,625

(Cost $31,264,643)

Municipal Bonds — 3.58%
California — 0.77%
915,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 2/19/19 @ 101	917,919
1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	945,030
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,590,194
1,000,000	City of Los Angeles Housing GO, Series A, 3.15%, 9/1/30, Callable 9/1/27 @ 100	951,840

		4,404,983

Colorado — 0.08%
453,312	Colorado Housing & Finance Authority Revenue, 3.40%, 11/1/45, (Credit Support: FHA)	456,898

District of Columbia — 0.13%
752,913	District of Columbia Housing Finance Agency Refunding Revenue, 3.24%, 3/1/49, (Credit Support: FHA)	757,558

Georgia — 0.17%
1,000,000	Atlanta Development Authority Revenue, 2.87%, 12/1/26	965,310

Illinois — 0.16%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 8/1/20 @ 100	268,536
701,797	Illinois State Housing Development Authority Revenue, 2.63%, 3/1/48, (Credit Support: FHA)	668,146

		936,682

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

Massachusetts — 0.17%
$ 160,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.51%, 6/1/19	$159,752
575,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.61%, 12/1/19	573,356
205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	205,418

		938,526

Minnesota — 0.08%
493,334	City of Minnetonka Housing Revenue, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	479,091

Missouri — 0.71%
4,122,525	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	4,089,751

New York — 1.15%
400,000	New York City Housing Development Corp. Revenue, 1.93%, 11/1/21	389,744
170,000	New York City Housing Development Corp. Revenue, 2.04%, 5/1/22	165,327
100,000	New York City Housing Development Corp. Revenue, 2.14%, 11/1/22	97,078
200,000	New York City Housing Development Corp. Revenue, 2.37%, 5/1/24	192,054
40,000	New York City Housing Development Corp. Revenue, 2.47%, 11/1/24	38,397
300,000	New York City Housing Development Corp. Revenue, 2.62%, 5/1/26, Callable 11/1/25 @ 100	284,178
500,000	New York City Housing Development Corp. Revenue, Series B-1, 3.56%, 11/1/26, Callable 2/1/26 @ 100	501,760
1,000,000	New York City Housing Development Corp. Revenue, Series B-1, 3.61%, 11/1/27, Callable 2/1/26 @ 100	999,020
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, Callable 8/1/25 @ 100	487,685
500,000	New York City Housing Development Corp. Revenue, Series B-1, 3.81%, 11/1/29, Callable 2/1/26 @ 100	500,135
595,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 2/19/19 @ 100	595,577
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 2/19/19 @ 100	1,000,340
1,335,000	New York State Mortgage Agency Revenue, Series 184, 2.10%, 4/1/19	1,335,000

		6,586,295

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

Vermont — 0.02%
$100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	$97,094

Washington — 0.14%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	808,840

Total Municipal Bonds		20,521,028

(Cost $20,713,538)

Corporate Bonds — 0.06%
Consumer, Non-cyclical — 0.06%
390,000	Montefiore Medical Center, 2.15%, 10/20/26	360,629

Total Corporate Bonds		360,629

(Cost $390,000)

Shares
Investment Company — 0.08%
491,845	U.S. Government Money Market Fund, RBC Institutional Class 1(g)	491,845

Total Investment Company		491,845

(Cost $491,845)

Total Investments		$600,273,151
(Cost $611,985,132) — 104.66%

Liabilities in excess of other assets — (4.66)%		(26,744,575)

NET ASSETS — 100.00%		$573,528,576

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2018 (Unaudited)

(a)	This security is either fully or partially pledged as collateral for reverse repurchase agreements.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2018.
(d)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(e)	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Affiliated investment.

Financial futures contracts as of December 31, 2018:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
30 Year U.S. Ultra Treasury Bond	15	March 2019	$(124,266)	USD	$2,285,578	Barclays Capital
Total			$(124,266)

Reverse repurchase agreements as of December 31, 2018:

Counterparty	Rate	Trade Date	Maturity Date	Net Closing Amount	Par Value
Citigroup Global Markets, Inc.	2.61%	11/1/18	1/16/19	$18,149,349	$18,058,000
Citigroup Global Markets, Inc.	2.67%	12/3/18	1/3/19	5,217,583	5,206,000
Goldman Sachs	4.00%	12/27/18	1/3/19	6,055,706	6,051,000

Total					$29,315,000

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

LIBOR - London Interbank Offered Rate

USD - United States Dollar

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund

December 31, 2018 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 49.82%
Fannie Mae — 33.66%
$455,000	(TBA), 3.50%, 1/1/49	$454,857
325,000	(TBA), 3.00%, 1/1/49	316,937
100,000	(TBA), 3.84%, 1/1/29	102,781
132,081	Pool #471274, 2.86%, 5/1/22	131,937
50,000	Pool #AN0360, 3.95%, 12/1/45	49,908
95,841	Pool #AN1381, 2.56%, 8/1/26	92,296
50,000	Pool #AN6149, 3.14%, 7/1/32	47,232
98,447	Pool #AN7868, 3.06%, 12/1/27	96,888
98,617	Pool #AN8300, 3.03%, 2/1/30	94,780
99,343	Pool #AN8422, 3.71%, 4/1/33	99,838
100,000	Pool #AN8458, 2.97%, 2/1/25	99,749
87,701	Pool #BJ0657, 4.00%, 2/1/48	89,432
98,089	Pool #BJ2670, 4.00%, 4/1/48	100,026
97,031	Pool #BJ3178, 4.00%, 11/1/47	99,605
98,600	Pool #BJ3251, 4.00%, 1/1/48	100,617
98,664	Pool #BJ4987, 4.00%, 3/1/48	100,918
98,616	Pool #BJ4993, 3.50%, 2/1/48	98,661
98,867	Pool #BJ5158, 4.00%, 4/1/48	100,818
98,668	Pool #BJ9439, 4.00%, 2/1/48	100,640
98,893	Pool #BJ9477, 4.00%, 4/1/48	101,099
149,765	Pool #BK7924, 4.00%, 11/1/48	152,721
88,114	Pool #CA1066, 4.00%, 1/1/48	89,917
97,121	Pool #CA1068, 3.50%, 1/1/48	97,124
149,685	Pool #CA2595, 4.50%, 11/1/48	155,026
149,494	Pool #CA2597, 4.00%, 11/1/48	152,445

		3,126,252

Freddie Mac — 11.96%
355,000	(TBA), 4.00%, 1/1/49	361,848
149,802	Pool #Q59453, 4.00%, 11/1/48	152,743
98,747	Pool #V84044, 4.00%, 1/1/48	100,758
99,309	Pool #V84506, 4.00%, 7/1/48	101,270
99,774	Pool #V84836, 4.00%, 11/1/48	101,783
99,405	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(a)	97,934
97,013	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(a)	96,034
98,286	Series 2018-SB48, Class A10F, 3.37%, 2/25/28(a)	97,811

		1,110,181

Ginnie Mae — 4.20%
98,240	Pool #BB3740, 4.00%, 11/15/47	100,842
98,867	Pool #BE3008, 4.00%, 4/20/48	101,397

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 97,888	Series 2018-2, Class AD, 2.40%, 3/16/59	$92,808
98,609	Series 2018-26, Class AD, 2.50%, 3/16/52	94,808

		389,855

Total U.S. Government Agency Backed Mortgages		4,626,288

(Cost $4,635,521)

Corporate Bonds — 16.83%
Communications — 1.26%
125,000	Vodafone Group Plc, 5.25%, 5/30/48	117,126

Consumer, Non-cyclical — 9.78%
175,000	Amgen, Inc., 3.20%, 11/2/27	164,491
200,000	Becton Dickinson and Co., 3.36%, 6/6/24	191,486
100,000	Celgene Corp., 3.25%, 8/15/22	98,008
150,000	GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	150,750
150,000	Mead Johnson Nutrition Co., 4.13%, 11/15/25	153,587
150,000	Medtronic, Inc., 3.50%, 3/15/25	149,568

		907,890

Financial — 2.10%
200,000	Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	195,390

Technology — 2.13%
200,000	Apple, Inc., 2.85%, 2/23/23	197,546

Utilities — 1.56%
150,000	Avangrid, Inc., 3.15%, 12/1/24	144,683

Total Corporate Bonds		1,562,635

(Cost $1,552,345)

Municipal Bonds — 9.06%
California — 2.63%
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	94,937
100,000	City of Sunnyvale Wastewater Revenue Series A, 3.20%, 4/1/26	99,227
50,000	County of Alameda Housing GO, Series A, 2.56%, 8/1/20	49,906

		244,070

Colorado — 0.54%
50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	49,883

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

Georgia — 1.60%
$ 75,000	Atlanta Urban Residential Finance Authority Revenue, Series A, 2.39%, 12/1/22	$73,901
75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	74,775

		148,676

Iowa — 1.09%
100,000	Northeast Iowa Community College, Series N GO, Series N, 3.45%, 6/1/26, Callable 6/1/24 @ 100	101,475

Missouri — 1.09%
100,000	Riverview Gardens School District GO, 3.15%, 4/1/22, (Credit Support: State Aid Dir Dep)	100,899

New Jersey — 1.07%
100,000	Township of Brick GO, Series B, 3.00%, 9/1/22	99,744

Vermont — 1.04%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	97,094

Total Municipal Bonds		841,841

(Cost $846,602)

U.S. Government Agency Obligations — 5.46%
Small Business Administration — 5.46%
90,853	(Prime Index - 2.500%), 2.75%, 2/25/28(b)	89,158
99,267	(Prime Index - 0.675%), 4.58%, 9/25/43(b)	105,637
97,752	(Prime Rate + 0.627%), 5.88%, 3/25/43(b)	107,780
91,768	(Prime Index + 0.700%), 5.95%, 2/25/28(b)	98,169
97,605	(Prime Index + 0.976%), 6.23%, 11/25/28(b)	106,322

		507,066

Total U.S. Government Agency Obligations		507,066

(Cost $519,676)

Asset Backed Securities — 1.07%
100,000	Tesla Auto Lease Trust, Series 2018-A, Class C, 2.97%, 4/20/20(c)	99,655

Total Asset Backed Securities		99,655

(Cost $99,997)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

Investment Company — 30.16%
2,800,814	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	$2,800,814

Total Investment Company		2,800,814

(Cost $2,800,814)

Total Investments		$10,438,299
(Cost $10,454,955) — 112.40%

Liabilities in excess of other assets — (12.40)%		(1,151,722)

NET ASSETS — 100.00%		$9,286,577

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2018.

(c)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Affiliated investment.

Financial futures contracts as of December 31, 2018:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Five Year U.S. Treasury Notes	5	March 2019	$ 6,415	USD	$ 567,022	Barclays Capital Group
Two Year U.S. Treasury Notes	8	March 2019	5,977	USD	1,692,523	Barclays Capital Group
Ultra U.S. Treasury Bonds	5	March 2019	41,703	USD	761,578	Barclays Capital Group
Total			$54,095

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2018 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Ten Year Ultra U.S. Treasury Bonds	4	March 2019	$(2,653)	USD	$517,660	Barclays Capital Group
Total			$(2,653)

Abbreviations used are defined below:

GO - General Obligations

TBA - To-be-announced

USD - United States Dollar

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund

December 31, 2018 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 64.50%
Argentina — 5.38%
$605,000	Argentine Republic Government International Bond, STEP, 2.50%, 12/31/38	$334,867
807,000	Argentine Republic Government International Bond, 6.88%, 1/11/48	564,530
88,000	Argentine Republic Government International Bond, 7.13%, 6/28/17	63,562
150,000	Argentine Republic Government International Bond, 7.63%, 4/22/46	110,072
150,000	Provincia de Buenos Aires/Argentina, 6.50%, 2/15/23	121,875

		1,194,906

Bahamas — 1.82%
400,000	Bahamas Government International Bond, 6.00%, 11/21/28	404,525

Bahrain — 0.76%
200,000	Bahrain Government International Bond, 6.00%, 9/19/44	169,141

Belarus — 2.75%
600,000	Republic of Belarus International Bond, 6.88%, 2/28/23	609,450

Bolivia — 1.16%
300,000	Bolivian Government International Bond, 4.50%, 3/20/28	257,625

Brazil — 2.09%
530,000	Brazilian Government International Bond, 5.00%, 1/27/45	463,792

Costa Rica — 1.48%
200,000	Costa Rica Government International Bond, 4.25%, 1/26/23	176,219
200,000	Costa Rica Government International Bond, 5.63%, 4/30/43	151,687

		327,906

Croatia — 1.01%
215,000	Croatia Government International Bond, 6.63%, 7/14/20	223,639

Dominican Republic — 3.63%
150,000	Dominican Republic International Bond, 6.00%, 7/19/28	149,541
345,000	Dominican Republic International Bond, 6.50%, 2/15/48	326,206
100,000	Dominican Republic International Bond, 6.85%, 1/27/45	98,217
225,000	Dominican Republic International Bond, 7.50%, 5/6/21	232,444

		806,408

Ecuador — 2.67%
300,000	Ecuador Government International Bond, 7.88%, 1/23/28	244,513

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$200,000	Ecuador Government International Bond, 7.95%, 6/20/24	$176,458
200,000	Ecuador Government International Bond, 8.88%, 10/23/27	172,900

		593,871

Egypt — 2.51%
400,000	Egypt Government International Bond, 5.58%, 2/21/23	379,124
200,000	Egypt Government International Bond, 6.59%, 2/21/28	178,603

		557,727

El Salvador — 1.92%
189,000	El Salvador Government International Bond, 5.88%, 1/30/25	173,839
202,000	El Salvador Government International Bond, 6.38%, 1/18/27	186,073
70,000	El Salvador Government International Bond, 7.65%, 6/15/35	66,477

		426,389

Hungary — 1.10%
168,000	Hungary Government International Bond, 5.38%, 2/21/23	178,136
62,000	Hungary Government International Bond, 5.75%, 11/22/23	67,024

		245,160

Indonesia — 1.78%
200,000	Indonesia Government International Bond, MTN, 3.85%, 7/18/27	190,323
200,000	Indonesia Government International Bond, 4.88%, 5/5/21	204,416

		394,739

Iraq — 1.73%
425,000	Iraq International Bond, 5.80%, 1/15/28	383,297

Jordan — 0.83%
200,000	Jordan Government International Bond, 5.75%, 1/31/27	184,879

Kenya — 0.80%
200,000	Kenya Government International Bond, 7.25%, 2/28/28	178,623

Lebanon — 0.77%
182,000	Lebanon Government International Bond, GMTN, 6.65%, 2/26/30	138,093
43,000	Lebanon Government International Bond, GMTN, 7.05%, 11/2/35	32,745

		170,838

Mexico — 0.78%
200,000	Mexico Government International Bond, 4.35%, 1/15/47	172,498

Mongolia — 2.81%
200,000	Mongolia Government International Bond, 5.63%, 5/1/23	189,625

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 200,000	Mongolia Government International Bond, MTN, 8.75%, 3/9/24	$214,183
200,000	Mongolia Government International Bond, MTN, 10.88%, 4/6/21	220,380

		624,188

Namibia — 0.89%
200,000	Namibia International Bonds, 5.50%, 11/3/21	197,936

Nigeria — 6.07%
200,000	Nigeria Government International Bond, MTN, 6.50%, 11/28/27	177,078
215,000	Nigeria Government International Bond, 6.75%, 1/28/21	217,562
200,000	Nigeria Government International Bond, 7.14%, 2/23/30	177,617
225,000	Nigeria Government International Bond, 7.63%, 11/21/25	217,556
200,000	Nigeria Government International Bond, MTN, 7.63%, 11/28/47	168,634
200,000	Nigeria Government International Bond, 8.75%, 1/21/31	194,365
200,000	Nigeria Government International Bond, 9.25%, 1/21/49	194,587

		1,347,399

Oman — 2.14%
341,000	Oman Government International Bond, 4.13%, 1/17/23	313,499
200,000	Oman Government International Bond, 6.50%, 3/8/47	161,202

		474,701

Panama — 0.87%
200,000	Panama Government International Bond, 4.50%, 4/16/50	192,750

Qatar — 3.05%
450,000	Qatar Government International Bond, 2.38%, 6/2/21	440,053
225,000	Qatar Government International Bond, 5.10%, 4/23/48	236,288

		676,341

South Africa — 2.54%
200,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	168,685
215,000	Republic of South Africa Government International Bond, 5.50%, 3/9/20	218,039
200,000	Republic of South Africa Government International Bond, 5.65%, 9/27/47	178,130

		564,854

Turkey — 7.31%
945,000(a)	Turkey Government Bond, 10.60%, 2/11/26	137,553
200,000	Turkey Government International Bond, 3.25%, 3/23/23	179,570
200,000	Turkey Government International Bond, 4.88%, 4/16/43	148,225
150,000(b)	Turkey Government International Bond, 5.20%, 2/16/26	171,060
245,000	Turkey Government International Bond, 5.63%, 3/30/21	245,158
255,000	Turkey Government International Bond, 5.75%, 3/22/24	246,710

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$400,000	Turkey Government International Bond, 5.75%, 5/11/47	$325,167
200,000	Turkey Government International Bond, 6.00%, 1/14/41	168,981

		1,622,424

Ukraine — 2.49%
440,000	Ukraine Government International Bond, 0.00%, 5/31/40(c)	251,900
200,000	Ukraine Government International Bond, 7.38%, 9/25/32	159,407
165,000	Ukraine Government International Bond, 7.75%, 9/1/26	140,766

		552,073

Venezuela — 0.27%
85,000	Venezuela Government International Bond, 7.75%, 10/13/19(d)	19,550
170,000	Venezuela Government International Bond, 11.75%, 10/21/26(d)	40,375

		59,925

Zambia — 1.09%
325,000	Zambia Government International Bond, 8.97%, 7/30/27	242,481

Total Foreign Government Bonds		14,320,485

(Cost $14,691,453)

Corporate Bonds — 25.61%
Argentina — 0.64%
200,000	Agua y Saneamientos Argentinos SA, 6.63%, 2/1/23	142,010

Brazil — 2.71%
200,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24	213,350
125,000	Fibria Overseas Finance Ltd., 4.00%, 1/14/25	118,011
40,000	Petrobras Global Finance BV, 6.85%, 6/5/15	35,929
145,000	Petrobras Global Finance BV, 7.38%, 1/17/27	149,591
75,000	Petrobras Global Finance BV, 8.75%, 5/23/26	84,234

		601,115

China — 1.79%
200,000	China Minmetals Corp., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.07), 4.45%, 11/13/67(e)	194,063
200,000	CNAC HK Finbridge Co. Ltd., 5.13%, 3/14/28	203,523

		397,586

Colombia — 1.61%
379,000	Ecopetrol SA, 5.88%, 5/28/45	357,317

Ecuador — 0.84%
200,000	Petroamazonas EP, 4.63%, 11/6/20	187,000

Indonesia — 3.69%
200,000	Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23(f)	204,197

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 200,000	Indonesia Asahan Aluminium Persero PT, 6.76%, 11/15/48(f)	$206,540
250,000	Minejesa Capital BV, 5.63%, 8/10/37	218,906
200,000	Pertamina Persero PT, 5.63%, 5/20/43	189,240

		818,883

Kazakhstan — 2.66%
200,000	KazMunayGas National Co. JSC, 4.75%, 4/24/25	197,755
200,000	KazMunayGas National Co. JSC, 5.75%, 4/19/47	191,146
200,000	KazMunayGas National Co. JSC, 6.38%, 10/24/48	200,867

		589,768

Mexico — 2.05%
91,000	Petroleos Mexicanos, 5.50%, 6/27/44	68,994
368,000	Petroleos Mexicanos, 5.63%, 1/23/46	278,536
130,000	Petroleos Mexicanos, MTN, 6.75%, 9/21/47	107,496

		455,026

Mongolia — 0.94%
200,000	Trade & Development Bank of Mongolia LLC, MTN, 9.38%, 5/19/20	208,505

Saudi Arabia — 0.91%
200,000	SABIC Capital II BV, 4.00%, 10/10/23	200,878

South Africa — 1.30%
300,000	Eskom Holdings SOC Ltd., MTN, 6.35%, 8/10/28	289,326

Thailand — 0.91%
200,000	Thaioil Treasury Center Co. Ltd., 5.38%, 11/20/48(f)	200,734

Turkey — 0.28%
71,000	TC Ziraat Bankasi AS, MTN, 5.13%, 9/29/23	62,673

Ukraine — 1.74%
200,000	State Savings Bank of Ukraine Via SSB #1 Plc, STEP, 9.38%, 3/10/23	197,458
200,000	State Savings Bank of Ukraine Via SSB #1 Plc, STEP, 9.63%, 3/20/25	189,500

		386,958

United Arab Emirates — 1.04%
231,000	Emirates NBD Tier 1 Ltd., (6 yr. Swap Semi 30/360 US + 4.51), 5.75%, 11/30/67	230,788

United Kingdom — 2.07%
8,635,000(g)	ICBC Standard Bank Plc, Series eIAp, 0.00%, 4/4/19	460,256

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

Venezuela — 0.43%
$173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(d)	$25,915
75,000	Petroleos de Venezuela SA, 8.50%, 10/27/20	70,031

		95,946

Total Corporate Bonds		5,684,769

(Cost $5,825,046)

U.S. Treasury Obligations — 3.98%
United States — 3.98%
895,000	U.S. Treasury Notes, 1.38%, 12/15/19	884,337

Total U.S. Treasury Obligations		884,337

(Cost $883,838)

Contracts
Call Options Purchased — 0.01%
30,000	CALL AUDUSD, Strike Price USD 0.77, Expires 02/22/19, Notional Amount $30,000	2
633,000	CALL USDCNH, Strike Price USD 7.05, Expires 02/15/19, Notional Amount $633,000	936
1,263	KOSPI 200 INDEX, Strike Price USD 286.79, Expires 01/10/19, Notional Amount $1,263	2
Total Call Options Purchased		940
(Cost $9,100)

Put Option Purchased — 0.00%
365,055	PUT EURUSD, Strike Price USD 1.10, Expires 02/15/19, Notional Amount $365,055	261
Total Put Option Purchased		261
(Cost $2,197)

Shares
Investment Company — 2.57%
570,389	U.S. Government Money Market Fund, RBC Institutional Class 1 (h)	570,389

Total Investment Company		570,389

(Cost $570,389)

Total Investments		$21,461,181
(Cost $21,982,023) — 96.67%

Other assets in excess of liabilities — 3.33%		739,714

NET ASSETS — 100.00%		$22,200,895

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

December 31, 2018 (Unaudited)

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Principal amount denoted in Euros.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2018.
(f)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Principal amount denoted in Egyptian Pound.
(h)	Affiliated investment.

Foreign currency exchange contracts as of December 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
CNH	885,380	USD	128,521	Citibank N.A.	1/23/19	$ 377
CNH	570,204	USD	82,725	Citibank N.A.	1/23/19	288
CNH	465,961	USD	67,621	Citibank N.A.	1/23/19	216
CNH	26,144	USD	3,796	Citibank N.A.	1/23/19	10
CNH	869,830	USD	126,136	Citibank N.A.	1/23/19	498
CNH	922,459	USD	133,858	Citibank N.A.	1/23/19	437
CNH	614,442	USD	89,140	Citibank N.A.	1/23/19	313
IDR	612,388,241	USD	41,389	Citibank N.A.	1/23/19	1,018
IDR	98,152,563	USD	6,660	Citibank N.A.	1/23/19	137
IDR	972,329,078	USD	65,762	Citibank N.A.	1/23/19	1,570
IDR	589,375,333	USD	39,458	Citibank N.A.	1/23/19	1,356
IDR	582,103,281	USD	38,934	Citibank N.A.	1/23/19	1,375
IDR	589,217,504	USD	39,457	Citibank N.A.	1/23/19	1,345
INR	7,441,559	USD	100,014	Citibank N.A.	1/23/19	6,661
INR	16,317,840	USD	224,000	Citibank N.A.	1/23/19	9,916
INR	174,040	USD	2,454	Citibank N.A.	1/23/19	41
INR	4,513,644	USD	60,821	Citibank N.A.	1/23/19	3,883
INR	4,390,948	USD	59,165	Citibank N.A.	1/23/19	3,779
MXN	923,014	USD	45,668	Citibank N.A.	1/23/19	1,124
MXN	923,891	USD	45,668	Citibank N.A.	1/23/19	1,169
MXN	921,522	USD	45,668	Citibank N.A.	1/23/19	1,049
MXN	193,682	USD	9,403	Citibank N.A.	1/23/19	416
MXN	925,010	USD	45,668	Citibank N.A.	1/23/19	1,226
MXN	455,912	USD	22,569	Citibank N.A.	1/23/19	544
PHP	5,925,375	USD	112,500	Citibank N.A.	1/23/19	277
PHP	11,563,200	USD	220,000	Citibank N.A.	1/23/19	82
PHP	5,926,500	USD	112,500	Citibank N.A.	1/23/19	299
TRY	171,279	USD	30,880	Citibank N.A.	1/23/19	1,049

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

December 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
TRY	607,276	USD	109,619	Citibank N.A.	1/23/19	$ 3,586
TRY	188,679	USD	34,501	Citibank N.A.	1/23/19	672
TRY	273,483	USD	50,000	Citibank N.A.	1/23/19	981
USD	273,099	AUD	377,192	Citibank N.A.	1/23/19	7,295
USD	285,000	AUD	392,808	Citibank N.A.	1/23/19	8,191
USD	52,332	EUR	45,000	Citibank N.A.	1/23/19	671
USD	275,730	EUR	238,000	Citibank N.A.	1/23/19	2,502
USD	12,562	HUF	3,500,000	Citibank N.A.	1/23/19	51
USD	204,257	KZT	76,902,881	Citibank N.A.	1/23/19	4,267
USD	230,743	KZT	86,793,859	Citibank N.A.	1/23/19	5,030
USD	218,000	BRL	837,337	Citibank N.A.	2/4/19	2,429
USD	41,660	BRL	157,531	Citibank N.A.	2/4/19	1,104
USD	65,339	BRL	247,081	Citibank N.A.	2/4/19	1,729
USD	363,507	OMR	141,048	Citibank N.A.	11/6/19	901
USD	80,000	OMR	31,035	Citibank N.A.	11/6/19	215
						$ 80,079

AUD	200,103	USD	146,348	Citibank N.A.	1/23/19	$ (5,337)
AUD	104,897	USD	76,184	Citibank N.A.	1/23/19	(2,263)
AUD	465,000	USD	336,672	Citibank N.A.	1/23/19	(8,990)
CLP	18,281,905	USD	26,974	Citibank N.A.	1/23/19	(613)
CLP	25,069,859	USD	37,005	Citibank N.A.	1/23/19	(856)
CLP	21,237,781	USD	31,466	Citibank N.A.	1/23/19	(842)
CLP	60,439,591	USD	89,629	Citibank N.A.	1/23/19	(2,480)
CLP	97,930,520	USD	144,926	Citibank N.A.	1/23/19	(3,718)
KZT	762,490	USD	2,039	Citibank N.A.	1/23/19	(56)
KZT	162,934,250	USD	438,770	Citibank N.A.	1/23/19	(15,049)
THB	11,578,560	USD	355,880	Citibank N.A.	1/23/19	(164)
TRY	557,745	USD	105,000	Citibank N.A.	1/23/19	(1,028)
USD	40,000	CNH	278,302	Citibank N.A.	1/23/19	(517)
USD	95,857	CNH	667,618	Citibank N.A.	1/23/19	(1,338)
USD	489,472	CNH	3,408,499	Citibank N.A.	1/23/19	(6,753)
USD	345,357	EUR	304,177	Citibank N.A.	1/23/19	(3,843)
USD	111,500	IDR	1,722,006,000	Citibank N.A.	1/23/19	(7,746)
USD	111,500	IDR	1,721,560,000	Citibank N.A.	1/23/19	(7,715)
USD	346,375	INR	24,738,603	Citibank N.A.	1/23/19	(8,253)
USD	114,625	INR	8,099,427	Citibank N.A.	1/23/19	(1,480)
USD	49,906	MXN	1,022,396	Citibank N.A.	1/23/19	(1,925)
USD	2,994	MXN	61,480	Citibank N.A.	1/23/19	(122)
USD	49,881	MXN	1,020,574	Citibank N.A.	1/23/19	(1,857)
USD	48,281	MXN	989,509	Citibank N.A.	1/23/19	(1,883)
USD	49,906	MXN	1,022,725	Citibank N.A.	1/23/19	(1,942)
USD	11,032	MXN	226,347	Citibank N.A.	1/23/19	(443)
USD	38,289	THB	1,251,283	Citibank N.A.	1/23/19	(153)
USD	314,711	THB	10,292,447	Citibank N.A.	1/23/19	(1,493)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

December 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	45,790	TRY	258,872	Citibank N.A.	1/23/19	$ (2,467)
USD	37,361	TRY	212,927	Citibank N.A.	1/23/19	(2,332)
USD	46,405	TRY	254,224	Citibank N.A.	1/23/19	(986)
USD	70,576	ZAR	1,024,346	Citibank N.A.	1/23/19	(419)
USD	455,871	ZAR	6,584,846	Citibank N.A.	1/23/19	(509)
USD	131,712	ZAR	1,911,691	Citibank N.A.	1/23/19	(783)
ZAR	129,906	USD	9,022	Citibank N.A.	1/23/19	(19)
ZAR	6,332,664	USD	440,000	Citibank N.A.	1/23/19	(1,098)
ZAR	1,107,327	USD	80,484	Citibank N.A.	1/23/19	(3,738)
ZAR	1,615,319	USD	117,680	Citibank N.A.	1/23/19	(5,726)
ZAR	275,667	USD	19,932	Citibank N.A.	1/23/19	(826)
BRL	1,227,657	USD	331,665	Citibank N.A.	2/4/19	(15,607)
BRL	426,888	USD	110,000	Citibank N.A.	2/4/19	(98)
BRL	14,292	USD	3,718	Citibank N.A.	2/4/19	(39)
BRL	419,837	USD	110,000	Citibank N.A.	2/4/19	(1,914)
						$(125,420)

Total						$ (45,341)

Options written as of December 31, 2018:

Contracts	Call Options	Notional Amount		Value
(633,000)	CALL USDCNH, Strike Price USD 7.35, Expires 02/15/19,	USD	(633,000)	$(143)

Financial futures contracts as of December 31, 2018:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
90-Day Euro Dollar	23	December 2020	$(34,552)	USD	$5,607,975	Citigroup Global Markets, Inc.
Euro Bond	3	March 2019	(2,386)	USD	490,620	Citigroup Global Markets, Inc.
Total			$(36,938)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

December 31, 2018 (Unaudited)

Interest rate swaps as of December 31, 2018:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
7.81%	BRL-CDI	Expiration	Citigroup Global Markets, Inc.	1/4/21	BRL	4,154(a)	$11,158
7.91%	BRL-CDI	Expiration	Citigroup Global Markets, Inc.	1/4/21	BRL	2,220(a)	6,883
3.14%	CNY-LCH	Expiration	Citigroup Global Markets, Inc.	11/26/23	CNY	3,475(a)	6,300
8.75%	MXN-CDI	Expiration	Citigroup Global Markets, Inc.	11/23/20	MXN	24,450(a)	3,099
3.02%	USD-LCH	Expiration	Citigroup Global Markets, Inc.	11/28/23	USD	220(a)	4,525
2.95%	USD-LCH	Expiration	Citigroup Global Markets, Inc.	3/12/23	USD	220(a)	4,108
8.44%	ZAR-LCH	Expiration	Citigroup Global Markets, Inc.	11/21/28	ZAR	4,805(a)	6,330
8.31%	ZAR-LCH	Expiration	Citigroup Global Markets, Inc.	11/23/28	ZAR	4,500(a)	3,020
							$45,423

3.68%	SAR-OTC	Expiration	Morgan Stanley & Co.	11/28/23	SAR	820(a)	(2,994)
3.60%	SAR-OTC	Expiration	Morgan Stanley & Co.	3/12/23	SAR	820(a)	(2,142)
							$(5,136)

Total							$40,287

(a) The Counterparty pays the fixed rate on these swaps.

Credit default swaps buy protection as of December 31, 2018:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	South African Government International Bond	Quarterly	BNP Paribas SA	12/20/20	USD 500	$ 8,196	$(3,067)	$5,128

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

December 31, 2018 (Unaudited)

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Brazilian Government International Bond	Quarterly	BNP Paribas SA	12/20/20	USD 373	7,316	(5,657)	1,660
5.00%	Argentina Government International Bond	Quarterly	Citigroup Global Markets, Inc.	12/20/20	USD 375	2,346	18,011	20,358

Total						$17,858	$9,287	$27,146

Credit default swaps sell protection as of December 31, 2018:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS	Notional Amount (000)	Premium Paid/ (Received)	Unreal. Dep.	Value
5.00%	High Yield CDX Index, Series 31	Quarterly	Citigroup Global Markets, Inc.	12/20/23	.045	USD 400	$15,980	$(7,182)	$8,798

Total							$15,980	$(7,182)	$8,798

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

December 31, 2018 (Unaudited)

Abbreviations used are defined below:

AUD - Australian Dollar

BRL - Brazilian Real

BRL-CDI - Brazil Cetip InterBank Deposit Rate

CLP - Chilean Peso

CNH - Chinese Yuan Renminbi

CNY - China Yuan

EUR - Euro

GMTN - Global Medium Term Note

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

KZT - Kazakhstani Tenge

MTN - Medium Term Note

MXN - Mexican Peso

OMR - Omani Rial

PHP - Philippine Peso

SAR - Saudi Arabian Riyal

STEP - Step Coupon Bond

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	64.50%
Energy	10.57%
Financial	6.07%
Basic Materials	5.08%
Government	3.98%
Utilities	3.89%
Other	5.91%

100.00%

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund

December 31, 2018 (Unaudited)

Principal Amount		Value

Corporate Bonds — 87.95%
Australia — 0.82%
$ 222,000	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	$137,640
177,020	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	177,020

		314,660

Brazil — 1.30%
480,000	Eldorado International Finance GmbH, 8.63%, 6/16/21(a)	499,108

Canada — 2.21%
433,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(a)	388,888
200,000	Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)	196,500
252,000	Telesat Canada / Telesat LLC, 8.88%, 11/15/24(a)	263,340

		848,728

China — 0.66%
270,000	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(a)	253,294

France — 0.50%
201,000	Altice France SA/France, 8.13%, 2/1/27(a)	189,903

Germany — 0.41%
161,000(d)	KME AG, 6.75%, 2/1/23	158,528

Ghana — 1.03%
425,000	Tullow Oil Plc, 7.00%, 3/1/25(a)	394,719

Italy — 2.36%
170,000(d)	Fabric BC SpA, (3 Month Euribor + 4.125%), 4.13%, 11/30/24(a),(e),(f)	189,908
330,000(d)	Rossini Sarl, 6.75%, 10/30/25(a)	374,482
125,000	Telecom Italia Capital SA, 6.38%, 11/15/33	111,406
91,000(d)	Telecom Italia Finance SA, EMTN, 7.75%, 1/24/33	129,047
100,000(d)	Wind Tre SpA, 3.13%, 1/20/25	101,719

		906,562

Luxembourg — 2.59%
520,000	Altice Financing SA, 6.63%, 2/15/23(a)	499,687
140,000(d)	Altice Finco SA, 4.75%, 1/15/28	127,803
378,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24(a)	365,951

		993,441

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

Netherlands — 0.71%
100,000(d)	InterXion Holding NV, 4.75%, 6/15/25(a)	$ 117,052
140,000(d)	Promontoria Holding 264 BV, 6.75%, 8/15/23(a)	154,644

		271,696

Singapore — 0.66%
230,000(g)	Mulhacen Pte Ltd., 6.50%, 8/1/23(a)	253,048

Sweden — 0.93%
322,000(g)	Verisure Midholding AB, 5.75%, 12/1/23	355,076

United Arab Emirates — 1.00%
$ 392,000	DAE Funding LLC, 4.00%, 8/1/20(a)	382,200

United Kingdom — 4.23%
200,000	Algeco Global Finance 2 Plc, 10.00%, 8/15/23(a)	185,000
430,000(g)	Algeco Global Finance Plc, 6.50%, 2/15/23	487,869
135,000(d)	Amigo Luxembourg SA, 7.63%, 1/15/24	167,855
285,000	Avation Capital SA, MTN, 6.50%, 5/15/21(a)	284,288
260,000(d)	Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	317,467
172,000(g)	Viridian Group FinanceCo Plc/Viridian Power and Energy, 4.00%, 9/15/25	180,619

		1,623,098

United States — 68.54%
275,000	ADT Corp. (The), 3.50%, 7/15/22	254,375
250,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC, 5.75%, 3/15/25	218,750
360,000(h)	AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	425,853
422,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(a)	381,910
380,000	Ball Corp., 4.38%, 12/15/20	381,425
150,000(g)	Banff Merger Sub, Inc., 8.38%, 9/1/26(a)	158,615
384,000	Banff Merger Sub, Inc., 9.75%, 9/1/26(a)	351,360
252,000	Blackboard, Inc., 9.75%, 10/15/21(a)	171,360
193,000	Bruin E&P Partners LLC, 8.88%, 8/1/23(a)	171,770
250,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(a)	215,000
347,000	California Resources Corp., 8.00%, 12/15/22(a)	235,093
460,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(a)	442,175
600,000	CenturyLink, Inc., 6.15%, 9/15/19	607,667
400,000	Cinemark USA, Inc., 4.88%, 6/1/23	384,000
390,000	CSC Holdings LLC, 5.13%, 12/15/21(a)	382,200
601,000	CSC Holdings LLC, 7.50%, 4/1/28(a)	599,497
600,000	CSC Holdings LLC, 10.13%, 1/15/23(a)	645,750

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 320,000	DCP Midstream Operating LP, (LIBOR USD 3-Month + 3.850%), 5.85%, 5/21/43(a),(f)	$256,000
500,000	Dell, Inc., 5.88%, 6/15/19	501,875
200,000	EMC Corp., 2.65%, 6/1/20	192,084
143,000(g)	Energizer Gamma Acquisition BV, 4.63%, 7/15/26(a)	152,558
131,000	Energy Ventures Gom LLC / EnVen Finance Corp., 11.00%, 2/15/23(a)	140,170
425,000	EP Energy LLC / Everest Acquisition Finance, Inc., 7.75%, 5/15/26(a)	376,125
300,000	Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25(a)	286,590
550,000	Ford Motor Credit Co. LLC, (LIBOR USD 3-Month + 0.830%), 3.61%, 3/12/19(e),(f)	549,602
596,000	Freedom Mortgage Corp., 8.25%, 4/15/25(a)	509,580
177,000	frontdoor, Inc., 6.75%, 8/15/26(a)	168,150
127,000	Frontier Communications Corp., 6.25%, 9/15/21	83,820
170,000	Frontier Communications Corp., 8.50%, 4/1/26(a)	148,750
196,000	FTS International, Inc., 6.25%, 5/1/22	173,460
173,000	Gray Television, Inc., 7.00%, 5/15/27(a)	168,358
400,000	HCA, Inc., 5.63%, 9/1/28	386,000
563,000	HCA, Inc., 6.50%, 2/15/20	577,075
160,000(g)	International Game Technology Plc, 3.50%, 7/15/24(a)	178,504
383,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 8.50%, 8/15/21(a)	379,128
396,000	Iron Mountain, Inc., 4.38%, 6/1/21(a)	391,050
600,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.38%, 4/1/20(a)	598,500
409,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 3.470%), 5.99%, 10/30/67(f)	403,376
337,000	Kenan Advantage Group, Inc. (The), 7.88%, 7/31/23(a)	322,678
529,000	Laureate Education, Inc., 8.25%, 5/1/25(a)	543,547
300,000	Live Nation Entertainment, Inc., 4.88%, 11/1/24(a)	285,000
505,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(a)	511,312
363,000	MEDNAX, Inc., 6.25%, 1/15/27(a)	350,295
195,000	Meredith Corp., 6.88%, 2/1/26(a)	190,613
393,000	MGM Resorts International, 5.25%, 3/31/20	393,982
375,000	MGM Resorts International, 8.63%, 2/1/19	375,469
634,000	Momentive Performance Materials, Inc Escrow Bond, 8.88%, 10/15/20(b),(c),(i)	—
773,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	819,380
190,000	Momentive Performance Materials, Inc., 4.69%, 4/24/22	208,050
130,000	Nine Energy Service, Inc., 8.75%, 11/1/23(a)	123,500
191,000	NuStar Logistics LP, 4.80%, 9/1/20	187,180
300,000	PetSmart, Inc., 5.88%, 6/1/25(a)	216,750
187,000	Realogy Group LLC / Realogy Co-Issuer Corp., 4.88%, 6/1/23(a)	162,690
537,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23(a)	542,370
490,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(a)	464,275
438,000	Resolute Forest Products, Inc., 5.88%, 5/15/23	433,620
490,000	Rockies Express Pipeline LLC, 5.63%, 4/15/20(a)	490,000
370,000	SBA Communications Corp., 4.88%, 7/15/22	363,525

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

270,000(g)	Scientific Games International, Inc., 5.50%, 2/15/26	$ 263,917
$ 363,000	Scientific Games International, Inc., 10.00%, 12/1/22	368,445
540,000	Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(a)	575,100
100,000	Springleaf Finance Corp., 5.25%, 12/15/19	100,238
390,000	Springleaf Finance Corp., 6.88%, 3/15/25	349,050
94,000	Springleaf Finance Corp., 7.13%, 3/15/26	83,895
438,000	Sprint Capital Corp., 8.75%, 3/15/32	462,090
80,000	Sprint Corp., 7.25%, 9/15/21	81,880
150,000	Sprint Corp., 7.63%, 3/1/26	148,125
604,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.13%, 11/15/19	598,715
400,000	Tenet Healthcare Corp., 5.50%, 3/1/19	400,400
595,000	Tenet Healthcare Corp., 7.00%, 8/1/25	550,375
65,000	Tenet Healthcare Corp., 8.13%, 4/1/22	65,163
155,000(g)	Tenneco, Inc., 5.00%, 7/15/24	181,119
405,000	Valeant Pharmaceuticals International, 8.50%, 1/31/27(a)	392,850
130,000	Valeant Pharmaceuticals International, 9.25%, 4/1/26(a)	130,000
231,000	Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(a)	230,591
210,000(h)	Vantiv LLC / Vanity Issuer Corp., 3.88%, 11/15/25(a)	250,123
127,000	Verscend Escrow Corp., 9.75%, 8/15/26(a)	119,380
289,000	Wand Merger Corp., 8.13%, 7/15/23(a)	281,775
271,000	Wand Merger Corp., 9.13%, 7/15/26(a)	263,548
425,000	WeWork Cos, Inc., 7.88%, 5/1/25(a)	377,188
395,000	Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	374,306

		26,280,064

Total Corporate Bonds		33,724,125

(Cost $35,353,526)

Shares
Common Stocks — 0.85%
Austria — 0.34%
113,862	Quintis Ltd.*,(b),(c)	132,080
United States — 0.51%
2,812	T-Mobile US, Inc.*	178,871
12,785	Valencia Bidco LLC*,(b),(c)	15,981
		194,852
Total Common Stocks		326,932
(Cost $193,286)

Principal Amount
Bank Loans — 0.71%
United States — 0.71%
203,000	California Resources Corp., 1st Lien Term Loan, (LIBOR 1-Month + 4.75%), 7.07%, 12/31/22(f)	196,234

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$57,932	Vertellus Holdings LLC, 1st Lien Term Loan, (LIBOR 1-Month + 9.000%), 10.57%, 1/31/19(b),(c),(f)	$57,932
15,981	Vertellus Holdings LLC , 2nd Lien Term Loan, (LIBOR 1-Month + 12.000%), 12.00%, 10/29/21(b),(c),(f)	15,950
		270,116
Total Bank Loans		270,116
(Cost $273,503)

Shares
Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*	84

Total Rights/Warrants		84

(Cost $0)

Investment Company — 3.08%
1,182,200	U.S. Government Money Market Fund, RBC Institutional Class 1 (j)	1,182,201

Total Investment Company		1,182,201

(Cost $1,182,200)

Total Investments		$35,503,458
(Cost $37,002,515) — 92.59%

Other assets in excess of liabilities — 7.41%		2,841,095

NET ASSETS — 100.00%		$38,344,553

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(e)	Floating rate note. Rate shown is as of report date.
(f)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2018.
(g)	Principal amount denoted in Euros.
(h)	Principal amount denoted in British Pounds.
(i)	Issuer filed for bankruptcy and/or is in default of interest payments.
(j)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

December 31, 2018 (Unaudited)

Foreign currency exchange contracts as of December 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	95,000	USD	108,625	Citibank N.A.	1/23/19	$ 436
USD	5,597,292	EUR	4,818,000	Citibank N.A.	1/23/19	66,156
USD	1,498,886	GBP	1,136,000	Citibank N.A.	1/23/19	49,241
						$115,833

EUR	90,000	USD	103,383	Citibank N.A.	1/23/19	$ (61)

Total						$115,772

Financial futures contracts as of December 31, 2018:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Euro Bond	1	March 2019	$(1,393)	USD	$163,540	Citigroup Global Markets, Inc.
U.S. Treasury Bond	1	March 2019	(6,627)	USD	146,000	Citigroup Global Markets, Inc.
Total			$(8,020)

Credit default swaps sell protection as of December 31, 2018:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS*	Notional Amount (000)(a)	Premium Paid/ (Received)	Unreal. Dep.	Value
5.00%	High Yield CDX Index, Series 30	Quarterly	Citigroup Global Markets, Inc.	6/20/23	.042	USD 2,210	$145,887	$ (74,184)	$ 71,703
5.00%	High Yield CDX Index, Series 30	Quarterly	Citigroup Global Markets, Inc.	6/20/23	.042	USD 2,500	165,527	(84,415)	81,112
5.00%	High Yield CDX Index, Series 31	Quarterly	Citigroup Global Markets, Inc.	12/20/23	.045	USD 470	22,616	(12,278)	10,338
5.00%	High Yield CDX Index, Series 31	Quarterly	Citigroup Global Markets, Inc.	12/20/23	.045	USD 1,155	44,349	(18,944)	25,405

Total							$378,379	$(189,821)	$188,558

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

December 31, 2018 (Unaudited)

*

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:

EUR - Euro

GBP - United Kingdom Pound Sterling

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Communications	17.28%
Consumer, Non-cyclical	16.27%
Financial	14.36%
Consumer, Cyclical	13.01%
Energy	9.73%
Basic Materials	8.41%
Technology	5.40%
Industrial	4.58%
Utilities	0.47%
Other	10.49%
100.00%

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund

December 31, 2018 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 35.49%
Argentina — 1.44%
3,083,444(a)	Argentine Bonos del Tesoro, 18.20%, 10/3/21	$66,729
$ 390,000	Argentine Republic Government International Bond, STEP, 2.50%, 12/31/38(b)	215,865
516,000	Argentine Republic Government International Bond, 6.88%, 1/11/48	360,963
107,000	Argentine Republic Government International Bond, 7.13%, 6/28/17	77,285
150,000	Argentine Republic Government International Bond, 7.63%, 4/22/46	110,072
180,000	Province of Jujuy Argentina, 8.63%, 9/20/22	130,026
60,000	Provincia de Buenos Aires/Argentina, 6.50%, 2/15/23	48,750

		1,009,690

Bahamas — 0.61%
425,000	Bahamas Government International Bond, 6.00%, 11/21/28	429,808

Bahrain — 0.24%
200,000	Bahrain Government International Bond, 6.00%, 9/19/44	169,141

Belarus — 0.72%
498,000	Republic of Belarus International Bond, 6.88%, 2/28/23	505,843

Bolivia — 0.28%
225,000	Bolivian Government International Bond, 4.50%, 3/20/28	193,219

Brazil — 1.85%
3,434,000(a)	Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/23	928,623
420,000	Brazilian Government International Bond, 5.00%, 1/27/45	367,533

		1,296,156

Chile — 0.51%
185,000,000(a)	Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	270,799
55,000,000(a)	Bonos de la Tesoreria de la Republica en pesos, 5.00%, 3/1/35	82,373

		353,172

Colombia — 1.70%
252,100,000(a)	Colombian TES, 6.00%, 4/28/28	73,608
997,100,000(a)	Colombian TES, 7.00%, 6/30/32	302,783
2,235,700,000(a)	Colombian TES, 10.00%, 7/24/24	809,353

		1,185,744

Costa Rica — 0.25%
200,000	Costa Rica Government International Bond, 4.25%, 1/26/23	176,219

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

Dominican Republic — 0.90%
$ 150,000	Dominican Republic International Bond, 6.00%, 7/19/28	$149,540
289,000	Dominican Republic International Bond, 6.50%, 2/15/48	273,257
200,000	Dominican Republic International Bond, 7.50%, 5/6/21	206,617

		629,414

Ecuador — 0.55%
223,000	Ecuador Government International Bond, 7.88%, 1/23/28	181,754
228,000	Ecuador Government International Bond, 7.95%, 6/20/24	201,163

		382,917

Egypt — 1.18%
400,000	Egypt Government International Bond, 5.58%, 2/21/23	379,124
220,000	Egypt Government International Bond, 6.59%, 2/21/28	196,463
2,400,000(a)	Egypt Treasury Bond, 0.00%, 4/16/19	126,731
2,400,000(a)	Egypt Treasury Bond, 0.00%, 4/23/19	126,274

		828,592

El Salvador — 0.39%
119,000	El Salvador Government International Bond, 5.88%, 1/30/25	109,454
132,000	El Salvador Government International Bond, 6.38%, 1/18/27	121,593
45,000	El Salvador Government International Bond, 7.65%, 6/15/35	42,735

		273,782

Greece — 4.17%
571,965(c)	Hellenic Republic Government Bond, 3.75%, 1/30/28	626,206
477,633(c)	Hellenic Republic Government Bond, 3.90%, 1/30/33	499,277
1,770,000(c)	Hellenic Republic Government Bond, 4.00%, 1/30/37	1,788,252

		2,913,735

Hungary — 0.91%
61,740,000(a)	Hungary Government Bond, 1.75%, 10/26/22	221,109
75,320,000(a)	Hungary Government Bond, 3.00%, 10/27/27	269,210
102,000	Hungary Government International Bond, 5.38%, 2/21/23	108,154
38,000	Hungary Government International Bond, 5.75%, 11/22/23	41,079

		639,552

Indonesia — 1.55%
200,000	Indonesia Government International Bond, 4.88%, 5/5/21	204,416
421,000,000(a)	Indonesia Treasury Bond, 7.00%, 5/15/27	27,348
5,139,000,000(a)	Indonesia Treasury Bond, 7.50%, 5/15/38	326,101
96,000,000(a)	Indonesia Treasury Bond, 8.25%, 5/15/29	6,823
3,273,000,000(a)	Indonesia Treasury Bond, 8.25%, 5/15/36	224,535
1,047,000,000(a)	Indonesia Treasury Bond, 8.38%, 3/15/24	73,902
1,246,000,000(a)	Indonesia Treasury Bond, 8.75%, 5/15/31	89,732
1,814,000,000(a)	Indonesia Treasury Bond, 9.00%, 3/15/29	132,978

		1,085,835

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

Iraq — 0.52%
$ 400,000	Iraq International Bond, 5.80%, 1/15/28	$360,750

Kenya — 0.26%
200,000	Kenya Government International Bond, 7.25%, 2/28/28	178,623

Malaysia — 1.15%
660,000(a)	Malaysia Government Bond, 3.76%, 4/20/23	159,406
224,000(a)	Malaysia Government Bond, 3.84%, 4/15/33	50,400
255,000(a)	Malaysia Government Bond, 3.88%, 3/10/22	62,128
1,855,000(a)	Malaysia Government Bond, 3.88%, 3/14/25	445,357
365,000(a)	Malaysia Government Bond, 3.96%, 9/15/25	87,865

		805,156

Mexico — 2.18%
7,690,000(a)	Mexican Bonos, 5.75%, 3/5/26	330,398
13,010,000(a)	Mexican Bonos, 7.50%, 6/3/27	604,311
4,730,000(a)	Mexican Bonos, 8.00%, 12/7/23	234,489
5,310,000(a)	Mexican Bonos, 10.00%, 12/5/24	286,150
80,000	Mexico Government International Bond, 4.75%, 3/8/44	72,915

		1,528,263

Mongolia — 0.59%
205,000	Mongolia Government International Bond, 5.63%, 5/1/23	194,366
200,000	Mongolia Government International Bond, MTN, 10.88%, 4/6/21	220,380

		414,746

Nigeria — 1.47%
230,000	Nigeria Government International Bond, MTN, 6.50%, 11/28/27	203,640
200,000	Nigeria Government International Bond, 6.75%, 1/28/21	202,383
275,000	Nigeria Government International Bond, MTN, 7.63%, 11/28/47	231,872
200,000	Nigeria Government International Bond, 8.75%, 1/21/31	194,365
200,000	Nigeria Government International Bond, 9.25%, 1/21/49	194,587

		1,026,847

Oman — 0.63%
300,000	Oman Government International Bond, 4.13%, 1/17/23	275,805
200,000	Oman Government International Bond, 6.75%, 1/17/48	164,959

		440,764

Peru — 0.88%
747,000(a)	Peru Government Bond, 5.94%, 2/12/29(d)	225,817
271,000(a)	Peru Government Bond, 6.15%, 8/12/32(d)	81,631
480,000(a)	Peruvian Government International Bond, 6.35%, 8/12/28	149,483
84,000(a)	Peruvian Government International Bond, 6.95%, 8/12/31	27,171
371,000(a)	Peruvian Government International Bond, 8.20%, 8/12/26	129,387

		613,489

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

Poland — 0.92%
720,000(a)	Republic of Poland Government Bond, 2.50%, 7/25/27	$189,333
1,702,000(a)	Republic of Poland Government Bond, 2.75%, 4/25/28	452,339

		641,672

Qatar — 0.90%
$ 420,000	Qatar Government International Bond, 2.38%, 6/2/21	410,716
210,000	Qatar Government International Bond, 5.10%, 4/23/48	220,536

		631,252

Romania — 0.31%
360,000(a)	Romania Government Bond, 4.75%, 2/24/25	90,255
480,000(a)	Romania Government Bond, 5.80%, 7/26/27	127,470

		217,725

Russia — 1.13%
8,663,000(a)	Russian Federal Bond - OFZ, 7.05%, 1/19/28	112,976
26,418,000(a)	Russian Federal Bond - OFZ, 7.10%, 10/16/24	357,464
3,277,000(a)	Russian Federal Bond - OFZ, 7.70%, 3/23/33	43,715
17,534,000(a)	Russian Federal Bond - OFZ, 7.75%, 9/16/26	240,859
2,603,000(a)	Russian Federal Bond - OFZ, 8.15%, 2/3/27	35,927

		790,941

South Africa — 2.46%
445,359(a)	Republic of South Africa Government Bond, 6.25%, 3/31/36	22,069
4,028,118(a)	Republic of South Africa Government Bond, 7.00%, 2/28/31	229,980
1,146,932(a)	Republic of South Africa Government Bond, 8.50%, 1/31/37	70,744
3,457,046(a)	Republic of South Africa Government Bond, 8.75%, 1/31/44	213,787
5,478,769(a)	Republic of South Africa Government Bond, 8.75%, 2/28/48	338,768
6,896,872(a)	Republic of South Africa Government Bond, 10.50%, 12/21/26	522,180
140,000	Republic of South Africa Government International Bond, 5.50%, 3/9/20	141,979
200,000	Republic of South Africa Government International Bond, 5.65%, 9/27/47	178,130

		1,717,637

Thailand — 1.31%
3,807,000(a)	Thailand Government Bond, 2.13%, 12/17/26	114,667
3,760,000(a)	Thailand Government Bond, 3.40%, 6/17/36	121,567
4,513,000(a)	Thailand Government Bond, 3.63%, 6/16/23	147,500
14,046,000(a)	Thailand Government Bond, 3.65%, 12/17/21	453,078
2,444,000(a)	Thailand Government Bond, 3.65%, 6/20/31	82,086

		918,898

Turkey — 2.53%
167,135(a)	Turkey Government Bond, 9.00%, 7/24/24	22,760
1,434,472(a)	Turkey Government Bond, 10.50%, 8/11/27	200,663
348,723(a)	Turkey Government Bond, 10.60%, 2/11/26	50,760
681,358(a)	Turkey Government Bond, 10.70%, 2/17/21	110,963

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

1,607,038(a)	Turkey Government Bond, 11.00%, 3/2/22	$255,067
1,085,502(a)	Turkey Government Bond, 11.00%, 2/24/27	158,025
100,000(c)	Turkey Government International Bond, 5.20%, 2/16/26	114,040
$ 215,000	Turkey Government International Bond, 5.63%, 3/30/21	215,139
200,000	Turkey Government International Bond, 5.75%, 3/22/24	193,498
555,000	Turkey Government International Bond, 5.75%, 5/11/47	451,169

		1,772,084

Ukraine — 0.73%
275,000	Ukraine Government International Bond, 0.00%, 5/31/40(e)	157,438
440,000	Ukraine Government International Bond, 7.38%, 9/25/32	350,696

		508,134

Uruguay — 0.06%
1,264,000(a)	Uruguay Government International Bond, 9.88%, 6/20/22	38,448

Zambia — 0.21%
200,000	Zambia Government International Bond, 8.97%, 7/30/27	149,219

Total Foreign Government Bonds		24,827,467

(Cost $26,371,193)

Corporate Bonds — 28.70%
Australia — 0.29%
140,600	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(d),(f),(g),(h)	87,172
112,114	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(d),(f),(g),(h)	112,114

		199,286

Austria — 1.03%
400,000(a)	Erste Group Bank AG, (5 Year EUR Swap + 6.204%), 6.50%, 10/15/67(i)	466,894
200,000(a)	Erste Group Bank AG, (5 Year EUR Swap + 9.020%), 8.88%, 10/15/67(i)	256,390

		723,284

Brazil — 1.07%
30,000	Petrobras Global Finance BV, 6.85%, 6/5/15	26,947
123,000	Petrobras Global Finance BV, 7.38%, 1/17/27	126,894
62,000	Petrobras Global Finance BV, 8.75%, 5/23/26	69,634
2,047,000(a)	Swiss Insured Brazil Power Finance Sarl, 9.85%, 7/16/32(d)	528,156

		751,631

China — 0.31%
215,000	CNAC HK Finbridge Co. Ltd., 5.13%, 3/14/28	218,787

Colombia — 0.35%
259,000	Ecopetrol SA, 5.88%, 5/28/45	244,183

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

France — 1.99%
$ 200,000	BNP Paribas SA, (USD Swap Semi 30/360 5 Year + 4.916%), 6.75%, 3/14/67(i)	$196,144
1,180,000	Societe Generale SA, (USD Swap Semi 30/360 5 Year + 3.929%), 6.75%, 10/6/67(d),(i)	997,581
200,000	Societe Generale SA, (USD ICE Swap Rate 11:00 am NY 5 + 5.873%), 8.00%, 3/29/67(i)	200,824

		1,394,549

Indonesia — 0.27%
200,000	Pertamina Persero PT, 5.63%, 5/20/43	189,240

Italy — 6.24%
330,000(a)	Banca Monte dei Paschi di Siena SpA, EMTN (5 Year EUR Swap + 5.005%), 5.38%, 1/18/28(i)	220,814
1,900,000(a)	Intesa Sanpaolo SpA, (5 Year EUR Swap + 7.192%), 7.75%, 7/11/67(i)	2,275,433
1,050,000(a)	UniCredit SpA, (5 Year EUR Swap + 6.387%), 6.63%, 12/3/67(i)	1,129,653
600,000(a)	UniCredit SpA, (5 Year EUR Swap + 9.300%), 9.25%, 6/3/67(i)	739,553

		4,365,453

Kazakhstan — 0.57%
200,000	KazMunayGas National Co. JSC, 5.38%, 4/24/30	196,719
200,000	KazMunayGas National Co. JSC, 6.38%, 10/24/48	200,867

		397,586

Mexico — 0.49%
1,080,000(a)	Comision Federal de Electricidad, 8.18%, 12/23/27	47,677
61,000	Petroleos Mexicanos, 5.50%, 6/27/44	46,249
237,000	Petroleos Mexicanos, 5.63%, 1/23/46	179,383
85,000	Petroleos Mexicanos, MTN, 6.75%, 9/21/47	70,285

		343,594

Mongolia — 0.30%
200,000	Trade & Development Bank of Mongolia LLC, MTN, 9.38%, 5/19/20	208,505

Netherlands — 2.39%
800,000(a)	ABN AMRO Bank NV, (5 Year EUR Swap + 3.898%), 4.75%, 3/22/67(i)	796,984
710,000(a)	Stichting AK Rabobank Certificaten, 6.50%, 3/29/67	873,152

		1,670,136

Saudi Arabia — 0.29%
200,000	SABIC Capital II BV, 4.00%, 10/10/23	200,878

South Africa — 0.32%
230,000	Eskom Holdings SOC Ltd., MTN, 6.35%, 8/10/28	221,817

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

Spain — 4.59%
300,000(a)	Banco Santander SA, (5 Year EUR Swap + 5.640%), 6.25%, 12/11/67(i)	$336,662
500,000(a)	Banco Santander SA, (5 Year EUR Swap + 6.803%), 6.75%, 7/25/67(i)	581,039
200,000(a)	Bankia SA, (5 Year EUR Swap + 5.819%), 6.00%, 10/18/67(i)	215,458
1,800,000(a)	CaixaBank SA, (5 Year EUR Swap + 6.498%), 6.75%, 9/13/67(i)	2,079,299

		3,212,458

Switzerland — 1.80%
$ 1,320,000	Credit Suisse Group AG, (USD Swap Semi 30/360 5 Year + 4.332%), 7.25%, 3/12/67(d),(i)	1,257,590

Turkey — 0.08%
63,000	TC Ziraat Bankasi AS, MTN, 5.13%, 9/29/23	55,612

Ukraine — 0.28%
200,000	State Savings Bank of Ukraine Via SSB #1 Plc, STEP, 9.38%, 3/10/23(b)	197,458

United Kingdom — 5.94%
500,000(a)	Barclays Plc, (5 Year GBP Swap + 6.462%), 7.25%, 6/15/67(i)	635,101
350,000(c)	HSBC Holdings Plc, (5 Year EUR Swap + 3.844%), 4.75%, 1/4/68(i)	361,757
580,000(a)	HSBC Holdings Plc, (5 Year GBP Swap + 4.276%), 5.88%, 3/28/67(i)	705,336
350,000	HSBC Holdings Plc, (USD ICE Swap Rate 11:00 am NY 5 + 3.746%), 6.00%, 11/22/67(i)	319,087
390,000(a)	Lloyds Banking Group Plc, (5 Year GBP Swap + 4.830%), 7.88%, 6/27/67(i)	531,896
900,000(a)	Nationwide Building Society, 10.25%, 6/20/67(e)	1,600,894

		4,154,071

Venezuela — 0.10%
75,000	Petroleos de Venezuela SA, 8.50%, 10/27/20	70,031

Total Corporate Bonds		20,076,149

(Cost $22,316,233)

Convertible Bonds — 18.92%
Bermuda — 0.75%
562,000	Golar LNG Ltd., 2.75%, 2/15/22	525,348

China — 5.64%
5,000,000(a)	China Railway Construction Corp. Ltd., 1.50%, 12/21/21	720,156
750,000	CRRC Corp. Ltd., 0.00%, 2/5/21(j)	748,594
671,000	Ctrip.com International Ltd., 1.99%, 7/1/25	650,451

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

4,000,000(k)	Harvest International Co., 0.00%, 11/21/22(a),(j)	$479,343
$ 582,000	Huazhu Group Ltd., 0.38%, 11/1/22	575,803
775,000	Shanghai Port Group BVI Holding Co. Ltd., 0.00%, 8/9/21(j)	772,094

		3,946,441

France — 0.24%
589,600(a)	Genfit, 3.50%, 10/16/22	169,019

Germany — 1.12%
750,000	Siemens Financieringsmaatschappij NV, 1.65%, 8/16/19	778,594

Hong Kong — 2.09%
560,000	Bagan Capital Ltd., 0.00%, 9/23/21(j)	541,181
600,000	China Overseas Finance Investment Cayman V Ltd., 0.00%, 1/5/23(j)	636,875
285,000	PB Issuer No 4 Ltd., 3.25%, 7/3/21	281,423

		1,459,479

Japan — 0.81%
600,000	Shizuoka Bank Ltd. (The), (LIBOR USD 3-Month - 0.500%), 1.99%, 1/25/23(l)	568,125

Norway — 0.97%
723,000	Ship Finance International Ltd., 5.75%, 10/15/21	680,524

United Kingdom — 2.04%
400,000(a)	BP Capital Markets Plc, 1.00%, 4/28/23	607,729
300,000(a)	Helical Bar Jersey Ltd., 4.00%, 6/17/19	382,858
300,000(a)	Philippine Peso Finance Jersey Ltd., 4.25%, 5/20/19	435,508

		1,426,095

United States — 5.26%
281,000	Akamai Technologies, Inc., 0.13%, 5/1/25(d)	257,691
465,000	Atlassian, Inc., 0.63%, 5/1/23(d)	589,506
647,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	719,787
127,000	Booking Holdings, Inc., 0.35%, 6/15/20	170,972
562,000	Lumentum Holdings, Inc., 0.25%, 3/15/24	563,829
498,000	Nutanix, Inc., 0.00%, 1/15/23(d),(j)	544,092
581,000	Palo Alto Networks, Inc., 0.75%, 7/1/23(d)	574,603
154,000	Sarepta Therapeutics, Inc., 1.50%, 11/15/24(d)	257,545

		3,678,025

Total Convertible Bonds		13,231,650

(Cost $14,009,195)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

U.S. Treasury Obligations — 1.02%
United States — 1.02%
$720,000	U.S. Treasury Notes, 1.38%, 12/15/19	$711,422

Total U.S. Treasury Obligations		711,422

(Cost $711,085)

Shares
Common Stocks — 0.12%
Austria — 0.12%
72,112	Quintis Ltd.*,(f),(g)	83,650

Total Common Stocks		83,650
(Cost $1)

Contracts
Put Options Purchased — 1.45%
13	S & P 500 Index, Strike Price USD 2,300.00, Expires 02/15/19, Notional Amount $35,295	35,295
4	S & P 500 Index, Strike Price USD 2,350.00, Expires 02/15/19, Notional Amount $14,800	14,800
19	S & P 500 Index, Strike Price USD 2,400.00, Expires 02/15/19, Notional Amount $79,762	79,762
8	S & P 500 Index, Strike Price USD 2,450.00, Expires 01/18/19, Notional Amount $28,640	28,640
28	S & P 500 Index, Strike Price USD 2,450.00, Expires 02/15/19, Notional Amount $155,988	155,988
6	S & P 500 Index, Strike Price USD 2,500.00, Expires 02/15/19, Notional Amount $43,974	43,974
34	S & P 500 Index, Strike Price USD 2,550.00, Expires 01/18/19, Notional Amount $272,000	272,000
11	S & P 500 Index, Strike Price USD 2,550.00, Expires 02/15/19, Notional Amount $114,543	114,543
17	S & P 500 Index, Strike Price USD 2,650.00, Expires 01/18/19, Notional Amount $269,960	269,960

Total Put Options Purchased		1,014,962

(Cost $716,138)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

Investment Company — 11.34%
7,932,004	U.S. Government Money Market Fund, RBC Institutional Class 1 (m)	$7,932,004

Total Investment Company		7,932,004

(Cost $7,932,004)

Total Investments		$67,877,304
(Cost $72,055,849) — 97.04%

Other assets in excess of liabilities — 2.96%		2,069,970

NET ASSETS — 100.00%		$69,947,274

*	Non-income producing security.
(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(c)	Principal amount denoted in Euros.
(d)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(i)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2018.
(j)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(k)	Principal amount denoted in Hong Kong Dollars.
(l)	Floating rate note. Rate shown is as of report date.
(m)	Affiliated investment.

Foreign currency exchange contracts as of December 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
CNH	1,003,430	USD	145,657	Citibank N.A.	1/23/19	$ 427
CNH	707,972	USD	102,712	Citibank N.A.	1/23/19	358
CNH	528,089	USD	76,637	Citibank N.A.	1/23/19	245

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
CNH	10,697	USD	1,553	Citibank N.A.	1/23/19	$ 4
CNH	1,079,990	USD	156,611	Citibank N.A.	1/23/19	619
CNH	1,045,453	USD	151,706	Citibank N.A.	1/23/19	496
CNH	762,897	USD	110,677	Citibank N.A.	1/23/19	389
EUR	357,000	USD	407,881	Citibank N.A.	1/23/19	1,961
EUR	195,000	USD	223,654	Citibank N.A.	1/23/19	209
EUR	477,000	USD	547,534	Citibank N.A.	1/23/19	70
HUF	3,701,437	USD	13,000	Citibank N.A.	1/23/19	231
IDR	2,887,680,000	USD	192,000	Citigroup Global Markets, Inc.	1/23/19	7,966
IDR	1,781,815,200	USD	121,000	Citigroup Global Markets, Inc.	1/23/19	2,387
IDR	1,567,650,000	USD	105,000	Citigroup Global Markets, Inc.	1/23/19	3,557
IDR	8,765,021,872	USD	590,330	Citigroup Global Markets, Inc.	1/23/19	16,630
INR	14,241,071	USD	199,239	Citibank N.A.	1/23/19	4,907
INR	20,105,010	USD	270,000	Citigroup Global Markets, Inc.	1/23/19	18,205
JPY	1,336,000	USD	11,858	Citibank N.A.	1/23/19	354
KRW	311,757,960	USD	277,000	Citigroup Global Markets, Inc.	1/23/19	2,970
MXN	3,997,713	USD	196,159	Citibank N.A.	1/23/19	6,507
MXN	872,392	USD	43,700	Citibank N.A.	1/23/19	527
MXN	1,751,676	USD	86,668	Citibank N.A.	1/23/19	2,134
MXN	1,753,340	USD	86,668	Citibank N.A.	1/23/19	2,218
MXN	656,985	USD	32,911	Citibank N.A.	1/23/19	395
MXN	1,748,844	USD	86,668	Citibank N.A.	1/23/19	1,990
MXN	4,305,619	USD	212,095	Citibank N.A.	1/23/19	6,181
MXN	1,003,736	USD	49,000	Citibank N.A.	1/23/19	1,885
MXN	1,755,463	USD	86,668	Citibank N.A.	1/23/19	2,326
MXN	550,790	USD	27,598	Citibank N.A.	1/23/19	324
MXN	11,719,364	USD	571,358	Citibank N.A.	1/23/19	22,761
MYR	740,559	USD	177,841	Citibank N.A.	1/23/19	1,514
PHP	7,117,875	USD	135,000	Citigroup Global Markets, Inc.	1/23/19	474
PHP	2,087,608	USD	38,418	Citigroup Global Markets, Inc.	1/23/19	1,315
PLN	468,925	EUR	108,000	Citibank N.A.	1/23/19	1,372
PLN	97,180	EUR	22,472	Citibank N.A.	1/23/19	181
PLN	912,833	EUR	211,138	Citibank N.A.	1/23/19	1,639
PLN	86,335	USD	23,000	Citibank N.A.	1/23/19	80
SGD	626,300	USD	457,556	Citibank N.A.	1/23/19	2,190
SGD	466,000	USD	340,194	Citibank N.A.	1/23/19	1,880
THB	925,422	USD	28,000	Citibank N.A.	1/23/19	431
TRY	1,854,330	USD	314,012	Citibank N.A.	1/23/19	31,664
TRY	57,093	USD	10,293	Citibank N.A.	1/23/19	350
TRY	297,585	USD	53,933	Citibank N.A.	1/23/19	1,541
TRY	622,984	USD	107,477	Citibank N.A.	1/23/19	8,657
USD	215,000	AUD	298,191	Citibank N.A.	1/23/19	4,867
USD	270,000	AUD	373,527	Citibank N.A.	1/23/19	6,779
USD	263,000	AUD	363,374	Citibank N.A.	1/23/19	6,933
USD	200,000	CAD	268,192	Citibank N.A.	1/23/19	3,430
USD	400,217	EUR	345,000	Citibank N.A.	1/23/19	4,152

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	154,114	EUR	133,000	Citibank N.A.	1/23/19	$ 1,428
USD	11,940,233	EUR	10,300,500	Citibank N.A.	1/23/19	115,104
USD	3,637,622	EUR	3,150,474	Citibank N.A.	1/23/19	20,831
USD	1,584,243	GBP	1,201,000	Citibank N.A.	1/23/19	51,651
USD	4,312,342	GBP	3,274,000	Citibank N.A.	1/23/19	134,404
USD	131,444	ILS	487,696	Citibank N.A.	1/23/19	767
USD	131,024	ILS	487,696	Citibank N.A.	1/23/19	347
USD	77,758	MXN	1,500,000	Citibank N.A.	1/23/19	1,715
USD	462,461	MXN	8,993,955	Citibank N.A.	1/23/19	6,508
USD	31,000	RUB	2,089,189	Citibank N.A.	1/23/19	1,115
USD	2,445	RUB	163,120	Citibank N.A.	1/23/19	111
USD	11,390	RUB	770,315	Citibank N.A.	1/23/19	371
USD	134,000	RUB	8,882,860	Citibank N.A.	1/23/19	6,936
USD	269,075	RUB	17,738,119	Citibank N.A.	1/23/19	15,343
USD	279,839	RUB	18,623,883	Citibank N.A.	1/23/19	13,436
USD	102,773	ZAR	1,450,000	Citibank N.A.	1/23/19	2,277
USD	52,000	ZAR	724,703	Citibank N.A.	1/23/19	1,773
USD	105,084	ZAR	1,511,743	Citibank N.A.	1/23/19	308
USD	67,000	CLP	45,007,250	Citigroup Global Markets, Inc.	1/23/19	2,103
USD	67,000	CLP	44,890,000	Citigroup Global Markets, Inc.	1/23/19	2,272
USD	199,000	CLP	137,413,480	Citigroup Global Markets, Inc.	1/23/19	860
USD	623,882	COP	1,927,186,415	Citigroup Global Markets, Inc.	1/23/19	31,156
USD	157,000	IDR	2,256,561,000	Citigroup Global Markets, Inc.	1/23/19	738
USD	39,000	IDR	561,015,000	Citigroup Global Markets, Inc.	1/23/19	151
ZAR	1,950,736	USD	135,000	Citibank N.A.	1/23/19	201
ZAR	1,992,951	USD	135,000	Citibank N.A.	1/23/19	3,127
USD	1,147,078	BRL	4,275,868	Citigroup Global Markets, Inc.	2/4/19	46,264
USD	60,000	BRL	226,794	Citigroup Global Markets, Inc.	2/4/19	1,612
EUR	3,119,000	GBP	2,789,618	Citibank N.A.	3/28/19	29,384
USD	298,311	OMR	115,753	Citibank N.A.	11/6/19	733
						$ 681,708

AUD	666,677	USD	480,248	Citibank N.A.	1/23/19	$ (10,446)
AUD	241,436	USD	176,578	Citibank N.A.	1/23/19	(6,440)
AUD	126,564	USD	91,920	Citibank N.A.	1/23/19	(2,731)
CAD	136,012	USD	103,436	Citibank N.A.	1/23/19	(3,747)
CAD	130,862	USD	99,564	Citibank N.A.	1/23/19	(3,650)
CLP	417,783,950	USD	613,000	Citigroup Global Markets, Inc.	1/23/19	(10,587)
CLP	33,905,500	USD	50,000	Citigroup Global Markets, Inc.	1/23/19	(1,111)
COP	1,208,538,450	USD	379,645	Citigroup Global Markets, Inc.	1/23/19	(7,947)
COP	184,040,597	USD	57,645	Citigroup Global Markets, Inc.	1/23/19	(1,041)
COP	381,402,435	USD	118,710	Citigroup Global Markets, Inc.	1/23/19	(1,406)
CZK	12,933,218	USD	582,514	Citibank N.A.	1/23/19	(6,310)
EUR	233,107	HUF	75,175,370	Citibank N.A.	1/23/19	(1,106)
EUR	341,609	PLN	1,473,058	Citibank N.A.	1/23/19	(1,621)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	68,000	USD	78,081	Citibank N.A.	1/23/19	$ (16)
EUR	445,000	USD	512,815	Citibank N.A.	1/23/19	(1,948)
GBP	178,000	USD	228,731	Citibank N.A.	1/23/19	(1,586)
HUF	104,909,713	USD	377,548	Citibank N.A.	1/23/19	(2,546)
ILS	357,090	USD	97,758	Citibank N.A.	1/23/19	(2,077)
ILS	344,517	USD	94,280	Citibank N.A.	1/23/19	(1,967)
ILS	273,786	USD	74,962	Citibank N.A.	1/23/19	(1,602)
PEN	167,975	USD	49,856	Citigroup Global Markets, Inc.	1/23/19	(33)
PHP	7,140,000	USD	136,000	Citigroup Global Markets, Inc.	1/23/19	(105)
PLN	2,296,165	USD	619,336	Citibank N.A.	1/23/19	(5,501)
RON	768,622	USD	189,484	Citibank N.A.	1/23/19	(355)
RUB	8,143,338	USD	123,000	Citibank N.A.	1/23/19	(6,515)
RUB	2,014,564	USD	29,000	Citibank N.A.	1/23/19	(183)
RUB	49,150,079	USD	743,228	Citibank N.A.	1/23/19	(40,167)
THB	2,191,321	USD	67,550	Citibank N.A.	1/23/19	(228)
THB	15,796,339	USD	487,794	Citibank N.A.	1/23/19	(2,499)
THB	1,895,418	USD	58,450	Citibank N.A.	1/23/19	(219)
TWD	12,341,890	USD	405,756	Citigroup Global Markets, Inc.	1/23/19	(1,767)
USD	741,268	CNH	5,157,163	Citibank N.A.	1/23/19	(9,536)
USD	694,855	CNH	4,825,000	Citibank N.A.	1/23/19	(7,590)
USD	27,000	CZK	617,454	Citibank N.A.	1/23/19	(509)
USD	215,315	EUR	188,000	Citibank N.A.	1/23/19	(512)
USD	493,955	HKD	3,866,000	Citibank N.A.	1/23/19	(97)
USD	98,803	HUF	27,931,961	Citibank N.A.	1/23/19	(1,040)
USD	164,155	HUF	46,515,544	Citibank N.A.	1/23/19	(2,116)
USD	11,969	JPY	1,336,000	Citibank N.A.	1/23/19	(242)
USD	154,571	MXN	3,116,193	Citibank N.A.	1/23/19	(3,406)
USD	5,254	MXN	107,881	Citibank N.A.	1/23/19	(215)
USD	155,393	MXN	3,158,489	Citibank N.A.	1/23/19	(4,728)
USD	84,719	MXN	1,736,308	Citibank N.A.	1/23/19	(3,304)
USD	422,818	MXN	8,500,000	Citibank N.A.	1/23/19	(8,093)
USD	72,135	MXN	1,453,627	Citibank N.A.	1/23/19	(1,558)
USD	19,358	MXN	397,175	Citibank N.A.	1/23/19	(777)
USD	273,000	MXN	5,396,446	Citibank N.A.	1/23/19	(576)
USD	157,512	MYR	659,737	Citibank N.A.	1/23/19	(2,269)
USD	77,993	MYR	327,452	Citibank N.A.	1/23/19	(1,313)
USD	5,282	PLN	20,000	Citibank N.A.	1/23/19	(64)
USD	795,006	SGD	1,093,000	Citibank N.A.	1/23/19	(7,329)
USD	4,567	THB	149,235	Citibank N.A.	1/23/19	(18)
USD	152,433	THB	4,986,233	Citibank N.A.	1/23/19	(754)
USD	132,000	THB	4,342,404	Citibank N.A.	1/23/19	(1,407)
USD	34,871	TRY	192,000	Citibank N.A.	1/23/19	(920)
USD	19,547	TRY	107,000	Citibank N.A.	1/23/19	(399)
USD	15,000	TRY	88,457	Citibank N.A.	1/23/19	(1,490)
USD	131,705	TRY	733,522	Citibank N.A.	1/23/19	(5,035)
USD	264,045	TRY	1,572,290	Citibank N.A.	1/23/19	(29,055)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	31,231	TRY	175,000	Citibank N.A.	1/23/19	$ (1,392)
USD	539,231	ZAR	7,784,453	Citibank N.A.	1/23/19	(291)
USD	28,949	ZAR	420,166	Citibank N.A.	1/23/19	(172)
USD	130,000	ZAR	1,890,304	Citibank N.A.	1/23/19	(1,012)
USD	184,025	ZAR	2,658,221	Citibank N.A.	1/23/19	(209)
USD	444,420	IDR	6,874,603,500	Citigroup Global Markets, Inc.	1/23/19	(31,633)
USD	613,000	INR	44,057,186	Citigroup Global Markets, Inc.	1/23/19	(18,560)
USD	270,316	KRW	305,678,170	Citigroup Global Markets, Inc.	1/23/19	(4,195)
USD	401,219	TWD	12,341,890	Citigroup Global Markets, Inc.	1/23/19	(2,771)
ZAR	4,370,000	USD	303,509	Citibank N.A.	1/23/19	(635)
ZAR	1,118,214	USD	81,255	Citibank N.A.	1/23/19	(3,754)
ZAR	1,955,240	USD	142,140	Citibank N.A.	1/23/19	(6,627)
ZAR	541,310	USD	39,139	Citibank N.A.	1/23/19	(1,622)
BRL	3,744,734	USD	967,078	Citigroup Global Markets, Inc.	2/4/19	(3,004)
BRL	1,425,233	USD	382,495	Citigroup Global Markets, Inc.	2/4/19	(15,572)
USD	3,540,000	GBP	2,766,230	Citibank N.A.	3/28/19	(905)
						$(314,163)

Total						$ 367,545

Options written as of December 31, 2018:

Contracts	Put Options	Notional Amount		Value
(8)	S & P 500 Index, Strike Price USD 2,450.00, Expires 01/18/19	USD	(28,640)	$(28,640)
(34)	S & P 500 Index, Strike Price USD 2,550.00, Expires 01/18/19	USD	(272,000)	(272,000)
(17)	S & P 500 Index, Strike Price USD 2,650.00, Expires 01/18/19	USD	(269,960)	(269,960)
(13)	S & P 500 Index, Strike Price USD 2,200.00, Expires 02/15/19	USD	(18,980)	(18,980)
(4)	S & P 500 Index, Strike Price USD 2,350.00, Expires 02/15/19	USD	(14,800)	(14,800)
(19)	S & P 500 Index, Strike Price USD 2,400.00, Expires 02/15/19	USD	(79,762)	(79,762)
(28)	S & P 500 Index, Strike Price USD 2,450.00, Expires 02/15/19	USD	(155,988)	(155,988)
(6)	S & P 500 Index, Strike Price USD 2,500.00, Expires 02/15/19	USD	(43,974)	(43,974)
(11)	S & P 500 Index, Strike Price USD 2,500.00, Expires 02/15/19	USD	(114,543)	(114,543)

Total (Premiums received $(498,907))				$(998,647)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2018 (Unaudited)

Financial futures contracts as of December 31, 2018:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Long Gilt Future	1	March 2019	$(33,471)	USD	$123,170	Credit Suisse Securities (USA) LLC
Total			$(33,471)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
90-Day Euro Dollar	59	September 2019	$ (38,035)	USD	$14,357,650	Credit Suisse Securities (USA) LLC
90-Day Euro Dollar	134	December 2020	(255,280)	USD	32,672,550	Credit Suisse Securities (USA) LLC
Euro Bond	1	March 2019	(1,376)	USD	163,540	Credit Suisse Securities (USA) LLC
Total			$(294,691)

Interest rate swaps as of December 31, 2018:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
7.93%	BRL-CDI	Expiration	Citigroup Global Markets Inc.	1/4/21	BRL	2,054	$ 6,764
2.18%	CZK - LCH	Expiration	Citigroup Global Markets Inc.	8/6/28	CZK	11,191(a)	9,736
8.83%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets Inc.	12/11/20	MXN	15,406	3,287
8.83%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets Inc.	12/11/20	MXN	10,280	2,194
8.67%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets Inc.	12/15/20	MXN	5,098	337
8.44%	ZAR-LCH	Expiration	Citigroup Global Markets Inc.	11/21/28	ZAR	3,660	4,822
8.28%	ZAR - LCH	Expiration	Citigroup Global Markets Inc.	11/29/28	ZAR	1,317	663
							$ 27,803
9.59%	BRL-TIIE- Banxico	Expiration	Citigroup Global Markets Inc.	1/4/21	BRL	1,990(b)	(27,051)
2.22%	CZK - LCH	Expiration	Citigroup Global Markets Inc.	8/6/28	CZK	5,708(b)	(12,243)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2018 (Unaudited)

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
2.11%	KRW - LCH	Expiration	Citigroup Global Markets Inc.	8/30/28	KRW	245,047(b)	$ (5,639)
8.58%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets Inc.	12/17/20	MXN	5,897	(146)
9.17%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets Inc.	12/1/28	MXN	4,176	(4,980)
7.81%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets Inc.	6/3/27	MXN	3,800(a)	(11,255)
9.16%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets Inc.	12/1/28	MXN	2,831	(3,244)
8.88%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets Inc.	12/7/28	MXN	1,665	(239)
9.01%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets Inc.	12/5/28	MXN	1,392	(861)
							$(65,658)

Total							$(37,855)

(a)	The Counterparty pays the fixed rate on these swaps.
(b)	The Fund pays the fixed rate on these swaps.

Credit default swaps buy protection as of December 31, 2018:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	SOAF Government International Bond	Quarterly	Citigroup Global Markets, Inc.	12/20/20	USD 220	$ 3,607	$(1,350)	$ 2,256
1.00%	Brazil Government International Bond	Quarterly	Citigroup Global Markets, Inc.	12/20/20	USD 333	6,531	(5,050)	1,482
5.00%	Argentina Government International Bond	Quarterly	Citigroup Global Markets, Inc.	12/20/20	USD 250	1,564	12,008	13,572

Total						$11,702	$ 5,608	$17,310

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2018 (Unaudited)

Credit default swaps sell protection as of December 31, 2018:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS*	Notional Amount (000)(a)		Premium Paid/ (Received)	Unreal. Dep.	Value
1.00%	Markit iTraxx Europe Senior Financials, Series 29	Quarterly	Citigroup Global Markets, Inc.	6/20/23	.009	USD	600	$ 5,680	$ (4,766)	$ 914
1.00%	Markit iTraxx Europe Senior Financials, Series 29	Quarterly	Citigroup Global Markets, Inc.	6/20/23	.009	USD	200	1,917	(1,612)	304
5.00%	Markit iTraxx Europe Senior Financials, Series 31	Quarterly	Citigroup Global Markets, Inc.	12/20/23	.011	USD	1,800	85,540	(45,949)	39,592
5.00%	High Yield CDX Index, Series 31	Quarterly	Citigroup Global Markets, Inc.	12/20/23	.045	USD	4,000	207,615	(119,633)	87,982
5.00%	High Yield CDX Index, Series 31	Quarterly	Citigroup Global Markets, Inc.	12/20/23	.045	USD	2,100	97,301	(51,111)	46,190
5.00%	Markit iTraxx Xovers, Series 30	Quarterly	Citigroup Global Markets, Inc.	12/20/23	.011	USD	1,617	139,742	(19,200)	120,541
1.00%	Markit iTraxx Europe Senior Financials, Series 30	Quarterly	Citigroup Global Markets, Inc.	12/20/23	.009	USD	1,500	(4,092)	(3,165)	(7,257)

Total								$533,703	$(245,436)	$288,266

*

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2018 (Unaudited)

Abbreviations used are defined below:

AUD - Australian Dollar

BRL - Brazilian Real

BRL-CDI - Brazil Cetip InterBank Deposit Rate

CAD - Canadian Dollar

CLP - Chilean Peso

CNH - Chinese Yuan Renminbi

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - United Kingdom Pound Sterling

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

MXN - Mexican Peso

MYR - Malaysian Ringgit

OMR - Omani Rial

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SGD - Singapore Dollar

STEP - Step Coupon Bond

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2018 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	35.49%
Financial	29.06%
Industrial	5.34%
Energy	2.90%
Technology	2.80%
Consumer, Non-cyclical	2.74%
Communications	1.99%
Consumer, Cyclical	1.51%
Government	1.02%
Basic Materials	1.01%
Utilities	0.39%
Other*	15.75%
100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, options, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following eleven investment portfolios (each a “Fund” and collectively the “Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Small Cap Value Fund (“Small Cap Value Fund”)

- U.S. Government Money Market Fund

- Access Capital Community Investment Fund

- RBC Impact Bond Fund (“Impact Bond Fund”)

- RBC BlueBay Emerging Market Debt Fund (“Emerging Market Debt Fund”) (formerly known as RBC BlueBay Emerging Market Select Bond Fund)

- RBC BlueBay High Yield Bond Fund (“High Yield Bond Fund”) (formerly known as RBC BlueBay Global High Yield Bond Fund)

- RBC BlueBay Diversified Credit Fund (“Diversified Credit Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as a sub-advisor for each of the three RBC BlueBay Funds. BlueBay Asset Management USA LLC (“BlueBay US”) also acts as a sub-advisor for the High Yield Bond Fund and the Diversified Credit Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US).

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Recent Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

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Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Bank loans are valued using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be as Level 3.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Options contracts traded in the over-the-counter (“OTC”) market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of (NYSE) on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The U.S. Government Money Market Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board.

In accordance with Rule 2a-7, the fair values of the securities held in the U.S. Government Money Market Fund are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Funds’ Pricing Committee (“Pricing Committee”) in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

The Board has delegated to the Pricing Committee the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•      Level 1 -  Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•      Level 2 -  Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•      Level 3 -  Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of December 31, 2018 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets:
Investments in Securities(a)
SMID Cap Growth Fund	$ 76,922,594	$ —	$ —		$ 76,922,594
Enterprise Fund	62,710,844	—	—	(b)	62,710,844
Small Cap Core Fund	154,938,102	—	—		154,938,102
Microcap Value Fund	105,465,088	438,602 (c)	16,968	(b)(d)	105,920,658
Small Cap Value Fund	88,544,033	—	—		88,544,033
U.S. Government Money Market Fund	—	3,983,877,300	—		3,983,877,300
Access Capital Community Investment Fund	491,845 (e)	599,670,661	110,645	(d)	600,273,151
Impact Bond Fund	2,800,814 (e)	7,637,485	—		10,438,299
Emerging Market Debt Fund	570,389 (e)	20,889,591	—		21,459,980
High Yield Bond Fund	1,361,072	33,605,783	536,603	(b)(d)	35,503,458
Diversified Credit Fund	7,932,004 (e)	58,647,402	282,936	(d)	66,862,342

Other Financial Instruments*
Impact Bond Fund	54,095	—	—		54,095
Emerging Market Debt Fund	1,201	161,446	—		162,647
High Yield Bond Fund	(1,393)	304,391	—		302,998
Diversified Credit Fund	1,013,586	1,022,344	—		2,035,930

Liabilities:
Other Financial Instruments*
Access Capital Community Investment Fund	(124,266)	(29,315,000)	—		(29,439,266)
Impact Bond Fund	(2,653)	—	—		(2,653)
Emerging Market Debt Fund	(37,081)	(130,556)	—		(167,637)
High Yield Bond Fund	(6,627)	(61)	—		(6,688)
Diversified Credit Fund	(1,325,433)	(387,078)	—		(1,712,511)

(a)	The breakdown of the Fund’s investments by major categories or country is disclosed in the Schedules of Portfolio Investments.
(b)	See Schedule of Portfolio Investments for securities considered Level 3 with no value.
(c)	Represents securities as disclosed in the Financials ($437,787) and Information Technology ($815) sections of the Schedule of Portfolio Investments.
(d)	See table below for reconciliation of Level 3 investments.
(e)	Level 1 investments consist of Investment Companies.

*Other financial instruments are instruments shown on the Schedules, such as futures contracts, options, swaps, reverse repurchase agreements and foreign currency exchange contracts which are valued at fair value.

During the period ended December 31, 2018, the Funds, except Microcap Value Fund and BlueBay High Yield Bond Fund recognized no transfers to/from Level 1 or Level 2 or Level 3. For Microcap Value Fund, securities were transferred to Level 2 from Level 1 in the amount of $857,840 and to Level 3 from Level 2 in the amount of $280 due to the absence of an active trading market for the securities on December 31, 2018. For Microcap Value Fund, securities were transferred to Level 1 from Level 2 in the amount of $236,900 and for the BlueBay High Yield Bond Fund, securities were transferred to Level 2 from Level 3 since the trading market became active for the securities. The Funds’ policy is to

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Microcap Value Fund
Common Stocks– (Financials)
Balance as of 9/30/18(value)	$ 27,048
Change in unrealized appreciation (depreciation)	(10,080)
Balance as of 12/31/18(value)	$ 16,968

The Microcap Value Fund’s assets assigned to the Level 3 category, including those which were fair valued at zero, were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

Access Capital Community Investment Fund
U.S. Government Agency Obligations– (Small Business Administration)
Balance as of 9/30/18(value)	$ 140,745
Change in unrealized appreciation (depreciation)	(30,100)
Balance as of 12/31/18(value)	$ 110,645

The Access Capital Community Investment Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

	High Yield Bond Fund
	Bank Loans– (Norway, United States)	Common Stocks– (United States)	Corporate Bonds– (Australia)
Balance as of 9/30/18(value)	$ 73,881	$ 15,981	$ 255,000
Transfer into Level 3	—	132,080	—
Change in unrealized appreciation (depreciation)	1	—	59,660
Balance as of 12/31/18(value)	$ 73,882	$ 148,061	$ 314,660

The High Yield Fund’s assets assigned to the Level 3 category, including those which were fair valued at zero, were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

	Diversified Credit Fund
	Common Stocks– (USA)	Corporate Bonds– (Australia)
Balance as of 9/30/18(value)	$ —	$ 161,500
Transfer into Level 3	83,650	—
Change in unrealized appreciation (depreciation)	—	37,786

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

	Diversified Credit Fund
	Common Stocks– (USA)	Corporate Bonds– (Australia)
Balance as of 12/31/18(value)	$83,650	$199,286

The High Yield Bond Fund’s assets assigned to the Level 3 category, including those which were fair valued at zero, were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Investment Transactions:

Investment transactions are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When-Issued Transactions:

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of December 31, 2018, the Funds held no when-issued securities.

Repurchase Agreements:

The Funds, except SMID Cap Growth Fund, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (“MRA”) permit each Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Reverse Repurchase Agreements:

To obtain short-term financing, the Access Capital Community Investment Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

For the period ended December 31, 2018, collateral with a value of $31,017,663 has been pledged in connection with reverse repurchase agreements. Reverse repurchase agreements are shown on the Schedule of Portfolio Investments.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

Bank Loans:

The Emerging Market Debt Fund, High Yield Bond Fund and Diversified Credit Fund (“BlueBay Funds”) may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily.

As of December 31, 2018, the Funds did not have any unfunded floating rate loan interests.

Payment-in-Kind Securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

Derivatives:

Certain Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. A Fund may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules. Collateral pledged for open futures contracts is cash at the brokers in the amount of $72,796, $25,593, $23,880, $84,790, and $128,380 for Access Capital Community Investment Fund, Emerging Market Debt Fund, High Yield Bond Fund, Diversified Credit Fund, and Impact Bond Fund respectively, at December 31, 2018.

Options:

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed (exchange-traded) and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

Forward Foreign Currency Exchange Contracts:

The BlueBay Funds enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date.

The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forward contracts at period end are included in the Schedules under the caption “Foreign currency exchange contracts.”

Swap Agreements:

The BlueBay Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Bluebay Funds entered into total return, interest rate, credit default and other swap agreements as of December 31, 2018.

Interest rate swap agreements generally involve the agreement by a Fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/ (depreciation). Risks may exceed amounts recognized. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedules under the captions “Interest rate swaps”, “Credit default swaps” and “Total return swaps”.

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options, futures and centrally cleared swaps, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately as cash due to broker for options contracts, cash at broker for financial futures contracts and segregated cash and foreign currency for options contracts and swap contracts and cash received as payable to broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Mortgage Backed Securities:

Because the Funds will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Access Capital Community Investment Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

TBA Commitments:

The Acces Capital Community Investment Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

the procedures described under “Security Valuation”. As of December 31, 2018, the Access Capital Community Investment Fund and Impact Bond Fund had outstanding TBA commitments.

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

3. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2018, the following Fund had capital loss carryforwards to offset future net capital gains.

	Capital Loss Carryforward	Expires
Access Capital Community Investment Fund	$ 4,011,206	2019

As of September 30, 2018, the Access Capital Community Investment Fund and the Impact Bond Fund had a short-term capital loss carryforward of $9,847,781 and $112,633 respectively, and a long-term capital loss carryforward of $14,624,091 and $8,328 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

As of September 30, 2018, the Access Capital Fund had capital loss carryforwards expire in the amount of $11,587,282.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Access Capital Community Investment Fund did not have any deferred qualified late-year capital losses which will be treated as arising on the first business day of the fiscal year ending September 30, 2019.

4. Commitments:

High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, High Yield Bond may also enter into bridge loan commitments (“commitments”). Commitments may obligate High Yield Bond to furnish temporary financing to a borrower until permanent financing can be arranged. As of December 31, 2018, High Yield Bond Fund had no outstanding commitments. In connection with these commitments, High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date            February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date            February 26, 2019

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date            February 26, 2019

* Print the name and title of each signing officer under his or her signature.